UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-3373

Westcore Trust
(exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203
(Address of principal executive offices) (Zip code)

JoEllen L. Legg, Secretary
Westcore Trust
1290 Broadway, Suite 1100
Denver, Colorado 80203
(Name and address of agent for service)

Registrant’s telephone number, including area code: 303-623-2577

Date of fiscal year end:     December 31

Date of reporting period:  June 30, 2009

Item 1.  Reports to Stockholders.

2009 SEMI-ANNUAL REPORT

JUNE 30, 2009

WESTCORE EQUITY FUNDS
WESTCORE GROWTH FUND
WESTCORE MIDCO GROWTH FUND
WESTCORE SELECT FUND
WESTCORE BLUE CHIP FUND
WESTCORE MID-CAP VALUE FUND
WESTCORE SMALL-CAP OPPORTUNITY FUND
WESTCORE SMALL-CAP VALUE FUND
WESTCORE MICRO-CAP OPPORTUNITY FUND
WESTCORE INTERNATIONAL FRONTIER FUND

WESTCORE BOND FUNDS
WESTCORE FLEXIBLE INCOME FUND
WESTCORE PLUS BOND FUND
WESTCORE COLORADO TAX-EXEMPT FUND

Westcore Funds are managed by Denver Investments

TABLE OF CONTENTS

SHAREHOLDER LETTER	2
FUND OVERVIEWS
Westcore Growth Fund	3
Westcore MIDCO Growth Fund	5
Westcore Select Fund	7
Westcore Blue Chip Fund	9
Westcore Mid-Cap Value Fund	11
Westcore Small-Cap Opportunity Fund	13
Westcore Small-Cap Value Fund	15
Westcore Micro-Cap Opportunity Fund	17
Westcore International Frontier Fund	19
Westcore Flexible Income Fund	21
Westcore Plus Bond Fund	23
Westcore Colorado Tax-Exempt Fund	25
FUND EXPENSES	27
IMPORTANT DISCLOSURES	29
FINANCIAL STATEMENTS	33
Statements of Investments	34
Statements of Assets and Liabilities	69
Statements of Operations	71
Statements of Changes in Net Assets	73
Financial Highlights	77
Notes to Financial Statements	85

SHAREHOLDER LETTER

DEAR FELLOW SHAREHOLDERS:

The market has digested a decade or two’s worth of stress in a few quarters. The collapse of the housing bubble, a liquidity crisis in credit markets, the longest and most severe recession since World War II and equity losses not seen in generations resulted in few investors — if any — having high expectations for their investments.

The first half of 2009 marked a turnaround as the economy and the markets started to see signs of stability and improvement which have continued into the third quarter. This turnaround led to strong absolute returns for most of our equity funds in the first half of 2009. The Westcore Flexible Income Fund also posted strong absolute returns while Westcore Plus Bond Fund and Westcore Colorado Tax-Exempt Fund continued to provide steady positive returns for shareholders.

The consensus within our investment teams is that there is reason for optimism and our research is identifying many attractive investments, however it will be important to keep a close eye on data that might alter the economic outlook.

At December 31, 2008, stocks ended a 10-year period of negative returns as measured by the S&P 500. This is only the third rolling 10-year period of negative returns since 1926. Ninety-six percent of the time since 1926, equity returns have been positive over 10-year rolling periods. The likelihood of negative returns over the next decade is relatively small in our minds.

Each of the Westcore Funds has a team of dedicated investment professionals closely analyzing existing investments and researching potential new investments in our effort to deliver strong results to you, our investors. This report includes the 2009 semi-annual financial statements, performance updates and other information about each of our twelve Westcore Funds. We hope you find this helpful in evaluating your investments.

Jack D. Henderson Chairman	Todger Anderson, CFA President

CFA is a trademark owned by the CFA Institute.

The Shareholder Letter and the Manager Commentaries included in this shareholder report contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

WESTCORE GROWTH FUND (WTEIX, WILGX)

Fund Strategy

Investing primarily in equity securities of large companies with growth potential.

Fund Management

Ross G. Moscatelli, CFA Lead Portfolio Manager
Craig W. Juran, CFA Co-Portfolio Manager
Derek J. Scarth Co-Portfolio Manager

CFA is a trademark owned by the CFA Institute.

Cumulative Returns

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years (or for the life of the Fund if shorter). Performance calculations are as of the end of June each year. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Lipper Index data provided by Lipper, Inc.

Please see pages 29 and 30 for index definitions.

Average Annual Total Returns

	6 Months	1 Year	3 Years	5 Years	10 Years	Since Inception	Inception Date
Retail Class (WTEIX)	9.74%	-30.73%	-7.84%	-2.32%	0.62%	7.11%	6/1/88
Institutional Class (WILGX)	10.00	-30.62	-7.77	-2.27	0.64	7.12	9/28/07
Russell 1000® Growth Index	11.54	-24.49	-5.44	-1.82	-4.18	7.99
Lipper Large-Cap Growth Index	12.33	-26.60	-6.53	-2.16	-4.74	7.21

Retail Class Annual Expense Ratio (per the current prospectus) — Gross: 1.04%, Net: 1.04%
Institutional Class Annual Expense Ratio (per the current prospectus) — Gross: 1.91%, Net: 0.93%

The performance data quoted represents past performance and does not guarantee future results. Investment return and principal value will vary, and shares, when redeemed, may be worth more or less than their original cost. Performance information for the institutional class shares prior to their inception date is based on the performance of the retail class. Current performance may be lower or higher than the performance quoted. To obtain current performance as of the most recent month-end, please call 800.392.CORE (2673) or visit us online at www.westcore.com. Average annual total returns and yield figures reflect the reinvestment of dividends, capital gains distributions, all fee waivers and expense reimbursements. Without the fee waivers and expense reimbursements, total return and yield figures would have been lower. The performance data quoted does not reflect the deduction of the 2% redemption fee imposed if shares are redeemed or exchanged within 90 calendar days from their date of purchase. If imposed, the fee would reduce the performance quoted. Total return and yield figures represent past performance.

Westcore fund shares are not insured by the FDIC, the Federal Reserve Board or any other agency and are subject to investment risk.

The Funds’ Adviser and Administrators have contractually agreed to waive a portion of the investment advisory and/or administration fees and/or to reimburse other expenses for the retail class until at least April 29, 2010. For the institutional class, the Advisor has contractually agreed to waive and/or reimburse it proportionate share of the retail class waiver and/or reimbursement plus the ongoing class-specific expenses until at least April 29, 2010. Without fee waivers and expense reimbursements, total return and yield figures would have been lower.

Craig W. Juran is a registered representative of ALPS Distributors, Inc.

Manager Commentary

■
The first half of 2009 was reminiscent of a Tale of Two Cities… The economy saw a sharp downturn as we entered the year and fear gripped the markets. Comparisons to a modern day “Great Depression” dominated the headlines. As we approached the second quarter, those fears seemed to turn to optimism and the market became somewhat forward thinking in that “less bad” is actually pretty good. This perception change led to the broader market posting one of the best quarters in more than 10 years.

■
The technology sector was the biggest positive contributor to the Westcore Growth Fund’s performance, relative to its benchmark, during the first half of the year. Inventory replenishment and stable end-market demand were significant rejuvenating factors for several of the Fund’s holdings within the technology sector. Key long term holdings like Apple Inc., Google Inc. and Broadcom Corp. saw a return in investor confidence as their ability to offer innovative products and services was well recognized.

■
Apple in particular, continues to leverage their iPhone franchise and increase the value proposition to consumers. We believe their strategy of marrying attractive hardware and alluring software is a model for maximizing profitability through a great user experience. In our opinion, Apple remains a best-of-breed among consumer electronic companies.

■
In the first half of 2009 the largest negative impact to the Fund, on a relative basis, came from the consumer discretionary sector. While we believe the Fund’s holdings within this sector were well capitalized and competitively positioned, they underperformed as the second quarter rebound was led by stocks we believe are more volatile and possess weaker fundamentals. Within this sector, the Fund’s holdings in McDonald’s Corp. suffered, in part, due to a stronger U.S. dollar causing international profits to be worth less.

■
The industrials sector was another detractor, relative to its benchmark, from Fund performance in the first half of 2009. Within this sector, Norfolk Southern Corp., saw negative returns as economic slowing led to a larger decrease in volume activity than we expected.

■
Over the intermediate term, we believe the market will trade within a somewhat broad range. It appears to us that the economy is in the midst of a recovery stage and that monetary policy, fiscal stimulus and appropriate inventory rebuilding should act as a base for an improving economic foundation. We believe the Fund has exposure to great companies that will anchor the next leg of growth.

WESTCORE GROWTH FUND (continued)

Stock Performance

(for 6 months ended 6/30/09)
	Average	Contribution
Top 5 Stocks	Weight	to Return
Apple Inc.	4.23%	2.57%
Google Inc.	4.91	1.51
Broadcom Corp.	2.60	1.24
Amazon.com Inc.	1.72	0.92
QUALCOMM Inc.	3.05	0.92

Bottom 5 Stocks
McDonald’s Corp.	2.35%	-0.38%
Gilead Sciences Inc.	3.74	-0.52
AFLAC Inc.	0.14	-0.54
Raytheon Co.	0.81	-0.62
Norfolk Southern Corp.	1.32	-1.00

Past performance does not guarantee future results. These stocks do not represent all of the securities purchased, sold or recommended by the Funds’ Adviser. To request a complete list of the contribution of each Fund holding to overall Fund performance during the period, please call 800.392.CORE (2673) or email invest@westcore.com.

Please see page 30 for a description of the methodology used to construct this chart.

Top Ten Holdings

(as of 6/30/09)
Google Inc.	5.1%
Apple Inc.	4.9
Visa Inc.	4.0
Cisco Systems Inc.	3.7
Microsoft Corp.	3.6
QUALCOMM Inc.	3.5
Broadcom Corp.	3.1
Oracle Corp.	2.9
Hewlett-Packard Co.	2.9
Gilead Sciences Inc.	2.9
Total (% of Net Assets)	36.6%

Top ten holdings do not include any cash, cash equivalents or exchange traded fund investments and are subject to change. There are no guarantees that the Fund will continue to remain invested in any particular holding.

Morningstar Ratings

		Number
	Morningstar	of Funds
	Rating™	in Large Growth
	as of 6/30/09	Category
Overall	«««	1,565
3 Year	«««	1,565
5 Year	«««	1,294
10 Year	««««	663

Morningstar Ratings shown represent both the Retail and Institutional Classes. Morningstar proprietary ratings reflect historical risk-adjusted performance as of 6/30/09 and are subject to change every month.

Please see page 30 for more detail regarding Morningstar Ratings.

Portfolio Characteristics

(as of 6/30/09)
	Westcore	Russell 1000®
	Growth Fund	Growth Index
Weighted Average Market Capitalization ($ Bil)	$57.7	$63.5
Price/Earnings (1 year trailing)	19.3x	16.0x
EPS Growth (3 year historical)	17.9%	15.7%
Beta	1.1	1.0
Number of Holdings	61	628
Portfolio Turnover Rate	38%	—

Please see page 31 for definition of terms.

Sector Allocation

(as of 6/30/09)
	Westcore	Russell 1000®	Relative Weights
	Growth Fund	Growth Index	Under	Over
Consumer Discretionary	11.9%	10.2%		1.7%
Consumer Staples	1.9	16.4	-14.5
Energy	10.4	4.3		6.1
Financials	10.3	5.0		5.3
Healthcare	10.3	17.2	-6.9
Industrials	9.6	10.0	-0.4
Information Technology	39.2	31.4		7.8
Materials	3.6	3.9	-0.3
Telecommunication Services	0.0	1.0	-1.0
Utilities	0.0	0.6	-0.6
ST Investments/Net Other Assets	2.8	0.0		2.8
Total (% of Net Assets)	100.0%	100.0%

Sector classifications presented herein are based on the sector categorization methodology of the Adviser to the Funds which may result in the sector designations for one Fund being different than another Fund’s sector designations.

Market Capitalization

(as of 6/30/09)

Market Cap Range ($ Bil)	Percent of Total Investments*	Number of Holdings
$0 - $10	11.3%	12
$10 - $50	45.8	34
$50 - $100	19.7	9
Over $100	23.2	6

* Total Investments for this chart excludes short-term investments, including money market mutual funds.

Market capitalization ranges were determined by the Adviser to the Fund and are for presentation purposes only. These market capitalization ranges do not necessarily correlate to the benchmark’s market capitalization ranges.

WESTCORE MIDCO GROWTH FUND (WTMGX, WIMGX)

Fund Strategy

Investing in a diversified portfolio of equity securities of primarily medium-sized companies with growth potential.

Fund Management

William S. Chester, CFA Lead Portfolio Manager	Jeffrey J. Loehr, CFA Co-Portfolio Manager
Mitch S. Begun, CFA Co-Portfolio Manager	F. Wiley Reed, CFA Co-Portfolio Manager
Adam C. Bliss Co-Portfolio Manager

CFA is a trademark owned by the CFA Institute.

Cumulative Returns

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years (or for the life of the Fund if shorter). Performance calculations are as of the end of June each year. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Lipper Index data provided by Lipper, Inc.

Please see pages 29 and 30 for index definitions.

Average Annual Total Returns

	6 Months	1 Year	3 Years	5 Years	10 Years	Since Inception	Inception Date
Retail Class (WTMGX)	14.37%	-29.38%	-8.38%	-2.31%	1.22%	9.12%	8/1/86
Institutional Class (WIMGX)	14.33	-29.33	-8.32	-2.27	1.24	9.13	9/28/07
Russell Midcap™ Growth Index	16.61	-30.33	-7.93	-0.44	0.02	8.53
Lipper Mid-Cap Growth Index	13.91	-30.39	-6.29	0.39	0.29	8.01

Retail Class Annual Expense Ratio (per the current prospectus) — Gross: 1.04%, Net: 1.04%
Institutional Class Annual Expense Ratio (per the current prospectus) — Gross: 0.98%, Net: 0.94%

The performance data quoted represents past performance and does not guarantee future results. Investment return and principal value will vary, and shares, when redeemed, may be worth more or less than their original cost. Performance information for the institutional class shares prior to their inception date is based on the performance of the retail class. Current performance may be lower or higher than the performance quoted. To obtain current performance as of the most recent month-end, please call 800.392.CORE (2673) or visit us online at www.westcore.com. Average annual total returns and yield figures reflect the reinvestment of dividends, capital gains distributions, all fee waivers and expense reimbursements. Without the fee waivers and expense reimbursements, total return and yield figures would have been lower. The performance data quoted does not reflect the deduction of the 2% redemption fee imposed if shares are redeemed or exchanged within 90 calendar days from their date of purchase. If imposed, the fee would reduce the performance quoted. Total return and yield figures represent past performance.

Westcore fund shares are not insured by the FDIC, the Federal Reserve Board or any other agency and are subject to investment risk.

The Funds’ Adviser and Administrators have contractually agreed to waive a portion of the investment advisory and/or administration fees and/or to reimburse other expenses for the retail class until at least April 29, 2010. For the institutional class, the Advisor has contractually agreed to waive and/or reimburse it proportionate share of the retail class waiver and/or reimbursement plus the ongoing class-specific expenses until at least April 29, 2010. Without fee waivers and expense reimbursements, total return and yield figures would have been lower.

Manager Commentary

■
For the six months ended June 30, 2009, the Westcore MIDCO Growth Fund’s relative performance was hurt primarily by the effects of the global recession. According to the National Bureau of Economic Research, the recession in the U.S. began nineteen months ago, in December of 2007, making it the longest recession since World War II. Fortunately, many indicators are showing signs that the economy is beginning to stabilize.

■
Relative to the benchmark, the Russell MidcapTM Growth Index, the industrials sector was one of the Fund’s largest detractors. Fund holdings Delta Air Lines Inc. and Continental Airlines Inc. were particularly impacted by the extent of the recession around the globe as domestic and international business travel declined meaningfully.

■
The Fund’s performance was also negatively impacted as the outlook for many healthcare companies came into question due to discussions regarding legislative reform of the U.S. healthcare system. During the period, Fund holdings Humana Inc., a health insurer, and Cephalon Inc., a drug company, came under significant pressure.

■
The Fund’s relative performance was aided by holdings in the consumer discretionary, consumer staples and information technology sectors, which outperformed their constituents in the benchmark, the Russell MidcapTM Growth Index.

■
Within the consumer discretionary sector, Netflix Inc., an online movie rental subscription provider, and Aeropostale Inc., a retailer of casual apparel and accessories, performed well during the period as results exceeded expectations. However, Bally Technologies Inc., a gaming devices provider, detracted from performance amidst reduced demand for gaming equipment.

■
Within the technology sector, Marvell Technology Group Ltd., an integrated circuits provider and Western Digital Corp. a hard drive provider, contributed meaningfully to performance. We believe these stocks are excellent examples of the strength in performance that arises when companies are taking market share and improving profitability.

■
We believe the second half of 2009 will be marked by an improving global economy. While we do not anticipate an immediate bounce back, in our opinion, companies with unique products and services will thrive in this environment. We continue to focus on companies we believe are attractively valued that are gaining market share and experiencing improvement in profitability, especially in the information technology, consumer discretionary and industrials sectors.

WESTCORE MIDCO GROWTH FUND (continued)

Stock Performance

(for 6 months ended 6/30/09)
	Average	Contribution
Top 5 Stocks	Weight	to Return
Marvell Technology Group Ltd.	1.92%	1.52%
Western Digital Corp.	1.17	1.50
Celanese Corp.	1.26	1.25
Aeropostale Inc.	1.38	1.23
Netflix Inc.	1.30	1.08

Bottom 5 Stocks
Cephalon Inc.	2.29%	-0.68%
Bally Technologies Inc.	0.96	-0.72
Humana Inc.	0.74	-0.86
Continental Airlines Inc.	1.14	-1.22
Delta Air Lines Inc.	1.54	-2.45

Past performance does not guarantee future results. These stocks do not represent all of the securities purchased, sold or recommended by the Funds’ Adviser. To request a complete list of the contribution of each Fund holding to overall Fund performance during the period, please call 800.392.CORE (2673) or email invest@westcore.com.

Please see page 30 for a description of the methodology used to construct this chart.

Top Ten Holdings

(as of 6/30/09)
TJX Companies Inc.	2.6%
Goodrich Corp.	2.4
Waters Corp.	2.3
Ross Stores Inc.	2.3
Thermo Fisher Scientific Inc.	2.1
Broadcom Corp.	2.1
Network Appliance Inc.	2.1
Coach Inc.	2.0
Darden Restaurants Inc.	2.0
Invesco Ltd.	1.9
Total (% of Net Assets)	21.8%

Top ten holdings do not include any cash, cash equivalents or exchange traded fund investments and are subject to change. There are no guarantees that the Fund will continue to remain invested in any particular holding.

Morningstar Ratings

		Number
	Morningstar	of Funds in
	Rating™	Mid-Cap Growth
	as of 6/30/09	Category
Overall	«««	794
3 Year	«««	794
5 Year	««	658
10 Year	«««	331

Morningstar Ratings shown represent both the Retail and Institutional Classes. Morningstar proprietary ratings reflect historical risk-adjusted performance as of 6/30/09 and are subject to change every month.

Please see page 30 for more detail regarding Morningstar Ratings.

Portfolio Characteristics

(as of 6/30/09)
	Westcore MIDCO	Russell MidcapTM
	Growth Fund	Growth Index
Weighted Average Market Capitalization ($ Bil)	$5.2	$5.2
Price/Earnings (1 year trailing)	18.3x	16.8x
EPS Growth (3 year historical)	17.3%	15.0%
Beta	1.3	1.1
Number of Holdings	66	494
Portfolio Turnover Rate	83%	—

Please see page 31 for definition of terms.

Sector Allocation

(as of 6/30/09)
	Westcore MIDCO	Russell Midcap™	Relative Weights
	Growth Fund	Growth Index	Under	Over
Consumer Discretionary	22.1%	17.9%		4.2%
Consumer Staples	1.5	7.4	-5.9
Energy	8.4	5.1		3.3
Financials	8.0	9.1	-1.1
Healthcare	12.5	14.2	-1.7
Industrials	18.2	15.1		3.1
Information Technology	23.4	21.8		1.6
Materials	4.5	4.8	-0.3
Telecommunication Services	0.0	3.4	-3.4
Utilities	0.0	1.2	-1.2
ST Investments/Net Other Assets	1.4	0.0		1.4
Total (% of Net Assets)	100.0%	100.0%

Sector classifications presented herein are based on the sector categorization methodology of the Adviser to the Funds which may result in the sector designations for one Fund being different than another Fund’s sector designations.

Market Capitalization

(as of 6/30/09)

Market Cap Range ($ Bil)	Percent of Total Investments*	Number of Holdings
$0 - $1	0.0%	0
$1 - $5	57.1	40
$5- $10	30.3	19
Over $10	12.6	7

* Total Investments for this chart excludes short-term investments, including money market mutual funds.

Market capitalization ranges were determined by the Adviser to the Fund and are for presentation purposes only. These market capitalization ranges do not necessarily correlate to the benchmark’s market capitalization ranges.

WESTCORE SELECT FUND (WTSLX)

Fund Strategy

Investing primarily in the common stock of a limited number of medium-sized companies selected for their growth potential.

Fund Management

William S. Chester, CFA Lead Portfolio Manager

CFA is a trademark owned by the CFA Institute.

Cumulative Returns

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years (or for the life of the Fund if shorter). Performance calculations are as of the end of June each year. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Lipper Index data provided by Lipper, Inc.

Please see pages 29 and 30 for index definitions.

Average Annual Total Returns

	6 Months	1 Year	3 Years	5 Years	10 Years	Since Inception	Inception Date
Retail Class (WTSLX)	9.00%	-19.00%	-2.68%	3.16%	N/A	10.65%	10/1/99
Russell Midcap™ Growth Index	16.61	-30.33	-7.93	-0.44	N/A	0.55
Lipper Mid-Cap Growth Index	13.91	-30.39	-6.29	0.39	N/A	0.19

Retail Class Annual Expense Ratio (per the current prospectus) — Gross: 1.22%, Net: 1.16%

The performance data quoted represents past performance and does not guarantee future results. Investment return and principal value will vary, and shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. To obtain current performance as of the most recent month-end, please call 800.392.CORE (2673) or visit us online at www.westcore.com. Average annual total returns and yield figures reflect the reinvestment of dividends, capital gains distributions, all fee waivers and expense reimbursements. Without the fee waivers and expense reimbursements, total return and yield figures would have been lower. The performance data quoted does not reflect the deduction of the 2% redemption fee imposed if shares are redeemed or exchanged within 90 calendar days from their date of purchase. If imposed, the fee would reduce the performance quoted. Total return and yield figures represent past performance.

Westcore fund shares are not insured by the FDIC, the Federal Reserve Board or any other agency and are subject to investment risk.

The Funds’ Adviser and Administrators have contractually agreed to waive a portion of the investment advisory and/or administration fees and/or to reimburse other expenses for the retail class until at least April 29, 2010. Without fee waivers and expense reimbursements, total return and yield figures would have been lower.

Westcore Select Fund is a non-diversified fund and investing in non-diversified funds generally will be more volatile and a loss of principal could be greater than investing in more diversified funds.

Westcore Select Fund may participate in the initial public offering (“IPO”) market, and a significant portion of the Fund’s since inception return is attributable to its investments in IPOs, which in turn have had a magnified impact due to the Fund’s relatively small asset base. As the Fund’s assets continue to grow, it will be increasingly less likely to experience substantially similar performance by investing in IPOs.

Manager Commentary

■
In the first six months 2009, the Westcore Select Fund’s relative performance was hurt primarily by the effects of the global recession. According to the National Bureau of Economic Research, the recession in the U.S. began nineteen months ago, in December of 2007, making it the longest recession since World War II. Fortunately, many indicators are showing signs that the economy is beginning to stabilize.

■
Relative to the benchmark, the Russell Midcap™ Growth Index, the industrials sector was one of the Fund’s largest detractors. Within the industrials sector, Fund holding Delta Air Lines Inc., was particularly impacted by the extent of the recession around the globe as domestic and international business travel declined meaningfully.

■
The Fund’s performance was also negatively impacted as the outlook for many healthcare companies came into question due to discussions regarding legislative reform of the U.S. healthcare system. During the period, Fund holdings Humana Inc., a health insurer, and Amedisys Inc., a provider of home health services, came under significant pressure.

■
The Fund’s relative performance was aided by holdings in the consumer discretionary and consumer staples sectors, which outperformed their constituents in the Fund’s benchmark, the Russell Midcap™ Growth Index.

■
Within the consumer discretionary sector, Aeropostale Inc., a specialty retailer of casual apparel and accessories, performed well during the period as results exceeded expectations. However, Bally Technologies Inc., a gaming devices provider, detracted from performance as casino operators reduced their demand for gaming equipment.

■
The international nutritional supplements company, Herbalife Ltd., contributed positively to our results in the consumer staples sector. Herbalife’s operations performed well in the second quarter and currency headwinds abated somewhat resulting in the stock rebounding from a deeply discounted level.

■
Although information technology was not one of the top performing sectors, holdings Marvell Technology Group Ltd., an integrated circuits provider, Western Digital Corp. a hard drive provider, and Broadcom Corp. a semi-conductor provider, contributed meaningfully to the Fund’s absolute performance. We believe these stocks are examples of the strength in performance that arises when companies are taking market share and improving profitability.

■
We believe the second half of 2009 will be marked by an improving global economy. While we do not anticipate an immediate bounce back, we do believe that companies with unique products and services will thrive in this environment. We continue to focus on companies we believe are attractively valued that are gaining market share and experiencing improvement in profitability, especially in the information technology, consumer discretionary and industrials sectors.

WESTCORE SELECT FUND (continued)

Stock Performance

(for 6 months ended 6/30/09)
	Average	Contribution
Top 5 Stocks	Weight	to Return
Herbalife Ltd.	2.63%	3.66%
Marvell Technology Group Ltd.	4.60	3.59
Western Digital Corp.	2.86	3.23
Aeropostale Inc.	4.40	2.73
Broadcom Corp.	4.57	2.42

Bottom 5 Stocks
Amedisys Inc.	2.45%	-2.11%
Bally Technologies Inc.	0.93	-2.17
Humana Inc.	1.68	-2.53
NCR Corp.	1.33	-3.15
Delta Air Lines Inc.	3.99	-3.73

Past performance does not guarantee future results. These stocks do not represent all of the securities purchased, sold or recommended by the Funds’ Adviser. To request a complete list of the contribution of each Fund holding to overall Fund performance during the period, please call 800.392.CORE (2673) or email invest@westcore.com.

Please see page 30 for a description of the methodology used to construct this chart.

Top Ten Holdings

(as of 6/30/09)
Herbalife Ltd.	5.4%
Analog Devices Inc.	5.2
Invesco Ltd.	5.1
Bally Technologies Inc.	5.1
Goodrich Corp.	5.0
Cephalon Inc.	4.8
Thermo Fisher Scientific Inc.	4.6
Lam Research Corp.	4.6
Polo Ralph Lauren Corp.	4.6
HEICO Corp.	4.5
Total (% of Net Assets)	48.9%

Top ten holdings do not include any cash, cash equivalents or exchange traded fund investments and are subject to change. There are no guarantees that the Fund will continue to remain invested in any particular holding.

Morningstar Ratings

		Number
	Morningstar	of Funds in
	Rating™	Mid-Cap Growth
	as of 6/30/09	Category
Overall	«««««	794
3 Year	«««««	794
5 Year	«««««	658

Morningstar proprietary ratings reflect historical risk-adjusted performance as of 6/30/09 and are subject to change every month.

Please see page 30 for more detail regarding Morningstar Ratings.

Portfolio Characteristics

(as of 6/30/09)
	Westcore	Russell Midcap™
	Select Fund	Growth Index
Weighted Average Market Capitalization ($ Bil)	$4.5	$5.2
Price/Earnings (1 year trailing)	17.1x	16.8x
EPS Growth (3 year historical)	16.9%	15.0%
Beta	1.4	1.1
Number of Holdings	23	494
Portfolio Turnover Rate	136%	—

Please see page 31 for definition of terms.

Sector Allocation

(as of 6/30/09)
	Westcore	Russell Midcap™	Relative Weights
	Select Fund	Growth Index	Under	Over
Consumer Discretionary	20.3%	17.9%		2.4%
Consumer Staples	5.3	7.4	-2.1
Energy	3.0	5.1	-2.4
Financials	4.9	9.1	-4.2
Healthcare	13.4	14.2	-0.8
Industrials	12.6	15.1	-2.5
Information Technology	31.2	21.8		9.4
Materials	3.7	4.8	-1.1
Telecommunication Services	0.0	3.4	-3.4
Utilities	0.0	1.2	-1.2
ST Investments/Net Other Assets	5.6	0.0		5.6
Total (% of Net Assets)	100.0%	100.0%

Sector classifications presented herein are based on the sector categorization methodology of the Adviser to the Funds which may result in the sector designations for one Fund being different than another Fund’s sector designations.

Market Capitalization

(as of 6/30/09)

Market Cap Range ($ Bil)	Percent of Total Investments*	Number of Holdings
$0 - $1	4.6%	1
$1 - $5	54.1	13
$5 - $10	33.1	7
Over $10	8.2	2

* Total Investments for this chart excludes short-term investments, including money market mutual funds.

Market capitalization ranges were determined by the Adviser to the Fund and are for presentation purposes only. These market capitalization ranges do not necessarily correlate to the benchmark’s market capitalization ranges.

WESTCORE BLUE CHIP FUND (WTMVX, WIMVX)

Fund Strategy

Investing in large, well-established companies whose stocks appear to be undervalued.

Fund Management

Kris B. Herrick, CFA Co-Portfolio Manager
Mark M. Adelmann, CFA, CPA Co-Portfolio Manager
Derek R. Anguilm, CFA Co-Portfolio Manager
Troy Dayton, CFA Co-Portfolio Manager
Lisa Z. Ramirez, CFA Co-Portfolio Manager

CFA is a trademark owned by the CFA Institute.

Cumulative Returns

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years (or for the life of the Fund if shorter). Performance calculations are as of the end of June each year. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Lipper Index data provided by Lipper, Inc.

Please see pages 29 and 30 for index definitions.

Average Annual Total Returns

	6 Months	1 Year	3 Years	5 Years	10 Years	Since Inception	Inception Date
Retail Class (WTMVX)	8.65%	-25.40%	-7.37%	-1.04%	-0.69%	7.69%	6/1/88
Institutional Class (WIMVX)	8.77	-25.20	-7.24	-0.96	-0.65	7.71	9/28/07
S&P 500 Index	3.16	-26.21	-8.22	-2.24	-2.22	8.31
Lipper Large-Cap Core Index	5.35	-25.69	-7.77	-2.14	-2.34	7.63

Retail Class Annual Expense Ratio (per the current prospectus) — Gross: 1.13%, Net: 1.13%
Institutional Class Annual Expense Ratio (per the current prospectus) — Gross: 1.03%, Net: 0.98%

The performance data quoted represents past performance and does not guarantee future results. Investment return and principal value will vary, and shares, when redeemed, may be worth more or less than their original cost. Performance information for the institutional class shares prior to their inception date is based on the performance of the retail class. Current performance may be lower or higher than the performance quoted. To obtain current performance as of the most recent month-end, please call 800.392.CORE (2673) or visit us online at www.westcore.com. Average annual total returns and yield figures reflect the reinvestment of dividends, capital gains distributions, all fee waivers and expense reimbursements. Without the fee waivers and expense reimbursements, total return and yield figures would have been lower. The performance data quoted does not reflect the deduction of the 2% redemption fee imposed if shares are redeemed or exchanged within 90 calendar days from their date of purchase. If imposed, the fee would reduce the performance quoted. Total return and yield figures represent past performance.

Westcore fund shares are not insured by the FDIC, the Federal Reserve Board or any other agency and are subject to investment risk.

The Funds’ Adviser and Administrators have contractually agreed to waive a portion of the investment advisory and/or administration fees and/or to reimburse other expenses for the retail class until at least April 29, 2010. For the institutional class, the Advisor has contractually agreed to waive and/or reimburse it proportionate share of the retail class waiver and/or reimbursement plus the ongoing class-specific expenses until at least April 29, 2010. Without fee waivers and expense reimbursements, total return and yield figures would have been lower.

Lisa Z. Ramirez is a registered representative of ALPS Distributors, Inc.

Manager Commentary

■	After a dismal first two months of 2009, the stock market began a strong rebound in March that sustained through the second quarter.

■	The three best performing sectors within the Westcore Blue Chip Fund for the first half of 2009 relative to the benchmark, the S&P 500 Index, were consumer cyclical, energy and commercial services.

■
Within the consumer cyclical sector, Expedia Inc., an online travel service company, was one of the Fund’s top performing stocks. Signs of economic stabilization appear to have led investors to recognize the company’s ability to produce meaningful free cash flow.

■
Fund holding Transocean Ltd., an offshore drilling contractor, provided strong returns within the energy sector. In our 2008 Annual Report, we wrote that we believed Transocean had underperformed due to expectations that long-term contracts for its offshore drilling rigs would be cancelled. Now, six months later, drilling contracts continue to produce meaningful cash flow for Transocean. This along with recovering commodity prices appears to have given the market reason to revalue the stock.

■
Quanta Services Inc. was a strong performer within the commercial services industry. This electric utility services contractor benefitted from infrastructure spending and ongoing power distribution demand, which offset weakness in other areas of its business. This allowed Quanta to hold earnings and cash flow relatively constant.

■	Two of the weakest sectors in the Fund during the first half of 2009 relative to the benchmark were technology and transportation.

■
Within the transportation sector, Norfolk Southern Corp. performed poorly given the precipitous economic slowing. We believe that increased shipping activity will again allow it to improve earnings and capitalize on operational improvements achieved over the last several years.

■
The Fund’s holdings in the technology sector were concentrated in a group of companies, including International Business Machines Corp., that performed well overall. Despite strong absolute performance within this sector, the Fund underperformed relative to the benchmark. The benchmark’s outperformance in this sector came primarily from companies the Fund did not own because we believe they do not possess strong long-term fundamentals.

■
At the end of the first quarter, we began seeing signs that the rate of economic decline was leveling off. These trends have continued, and we believe that the economy will likely start to show positive growth in the second half of 2009. However, we continue to watch carefully for risks that may alter the economic outlook.

WESTCORE BLUE CHIP FUND (continued)

Stock Performance

(for 6 months ended 6/30/09)
	Average	Contribution
Top 5 Stocks	Weight	to Return
Transocean Ltd.	2.76%	1.22%
QUALCOMM Inc.	3.59	1.08
Quanta Services Inc.	3.10	0.89
Expedia Inc.	1.34	0.87
International Business Machines Corp.	3.18	0.82

Bottom 5 Stocks
Bank of America Corp.	0.44%	-0.47%
Amgen Inc.	3.09	-0.50
Raytheon Co.	1.99	-0.52
Abbott Laboratories	3.37	-0.69
Norfolk Southern Corp.	2.38	-0.76

Past performance does not guarantee future results. These stocks do not represent all of the securities purchased, sold or recommended by the Funds’ Adviser. To request a complete list of the contribution of each Fund holding to overall Fund performance during the period, please call 800.392.CORE (2673) or email invest@westcore.com.

Please see page 30 for a description of the methodology used to construct this chart.

Top Ten Holdings

(as of 6/30/09)
Cisco Systems Inc.	4.0%
Occidental Petroleum Corp.	3.9
QUALCOMM Inc.	3.7
International Business Machines Corp.	3.2
JPMorgan Chase & Co.	3.0
Transocean Ltd.	3.0
Amgen Inc.	2.9
XTO Energy Inc.	2.7
Quanta Services Inc.	2.7
Colgate-Palmolive Co.	2.6
Total (% of Net Assets)	31.7%

Top ten holdings do not include any cash, cash equivalents or exchange traded fund investments and are subject to change. There are no guarantees that the Fund will continue to remain invested in any particular holding.

Morningstar Ratings

		Number
	Morningstar	of Funds in
	Rating™	Large Blend
	as of 6/30/09	Category
Overall	««««	1,740
3 Year	««««	1,740
5 Year	««««	1,363
10 Year	««««	683

Morningstar Ratings shown represent both the Retail and Institutional Classes. Morningstar proprietary ratings reflect historical risk-adjusted performance as of 6/30/09 and are subject to change every month.

Please see page 30 for more detail regarding Morningstar Ratings.

Portfolio Characteristics

(as of 6/30/09)
	Westcore Blue	S&P 500
	Chip Fund	Index
Weighted Average Market Capitalization ($ Bil)	$46.6	$70.9
Price/Cash Flow (1 year trailing)	8.4x	8.6x
Price/Book Value	2.4x	2.7x
Price/Earnings (1 year trailing)	12.5x	14.5x
Beta	1.0	1.0
Number of Holdings	50	500
Portfolio Turnover Rate	13%	—

Please see page 31 for definition of terms.

Sector Allocation

(as of 6/30/09)
	Westcore Blue	S&P 500	Relative Weights
	Chip Fund	Index	Under	Over
Basic Materials	5.6%	2.7%		2.9%
Capital Goods	4.7	7.2	-2.5
Commercial Services	5.4	2.3		3.1
Communications	8.8	8.3		0.5
Consumer Cyclical	11.1	11.7	-0.6
Consumer Staples	6.9	11.2	-4.3
Energy	13.7	12.0		1.7
Interest Rate Sensitive	12.1	11.6		0.5
Medical/Healthcare	11.6	13.4	-1.8
REITs	0.0	0.9	-0.9
Technology	13.5	12.7		0.8
Transportation	2.3	2.0		0.3
Utilities	3.5	4.0	-0.5
ST Investments/Net Other Assets	0.8	0.0		0.8
Total (% of Net Assets)	100.0%	100.0%

Sector classifications presented herein are based on the sector categorization methodology of the Adviser to the Funds which may result in the sector designations for one Fund being different than another Fund’s sector designations.

Market Capitalization

(as of 6/30/09)

Market Cap Range ($ Bil)	Percent of Total Investments*	Number of Holdings
$0 - $10	23.3%	13
$10 - $50	42.4	23
$50 - $100	20.5	9
Over $100	13.8	5

* Total Investments for this chart excludes short-term investments, including money market mutual funds.

Market capitalization ranges were determined by the Adviser to the Fund and are for presentation purposes only. These market capitalization ranges do not necessarily correlate to the benchmark’s market capitalization ranges.

WESTCORE MID-CAP VALUE FUND (WTMCX)

Fund Strategy

Investing in medium-sized companies whose stocks appear to be undervalued.

Fund Management

Kris B. Herrick, CFA Co-Portfolio Manager
Mark M. Adelmann, CFA, CPA Co-Portfolio Manager
Derek R. Anguilm, CFA Co-Portfolio Manager
Troy Dayton, CFA Co-Portfolio Manager
Lisa Z. Ramirez, CFA Co-Portfolio Manager

CFA is a trademark owned by the CFA Institute.

Cumulative Returns

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years (or for the life of the Fund if shorter). Performance calculations are as of the end of June each year. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Lipper Index data provided by Lipper, Inc.

Please see pages 29 and 30 for index definitions.

Average Annual Total Returns

	6 Months	1 Year	3 Years	5 Years	10 Years	Since Inception	Inception Date
Retail Class (WTMCX)	9.10%	-30.25%	-11.08%	-1.01%	5.14%	5.93%	10/1/98
Russell Midcap™ Value Index	3.19	-30.52	-11.07	-0.43	4.00	5.68
Lipper Mid-Cap Value Index	9.80	-28.34	-8.75	-0.90	4.09	5.83

Retail Class Annual Expense Ratio (per the current prospectus) — Gross: 1.19%, Net: 1.19%

The performance data quoted represents past performance and does not guarantee future results. Investment return and principal value will vary, and shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. To obtain current performance as of the most recent month-end, please call 800.392.CORE (2673) or visit us online at www.westcore.com. Average annual total returns and yield figures reflect the reinvestment of dividends, capital gains distributions, all fee waivers and expense reimbursements. Without the fee waivers and expense reimbursements, total return and yield figures would have been lower. The performance data quoted does not reflect the deduction of the 2% redemption fee imposed if shares are redeemed or exchanged within 90 calendar days from their date of purchase. If imposed, the fee would reduce the performance quoted. Total return and yield figures represent past performance.

Westcore fund shares are not insured by the FDIC, the Federal Reserve Board or any other agency and are subject to investment risk.

The Funds’ Adviser and Administrators have contractually agreed to waive a portion of the investment advisory and/or administration fees and/or to reimburse other expenses for the retail class until at least April 29, 2010. Without fee waivers and expense reimbursements, total return and yield figures would have been lower.

Lisa Z. Ramirez is a registered representative of ALPS Distributors, Inc.

Manager Commentary

■
Amidst both the negative market of the first quarter of 2009 and the strong market rebound of the second quarter, the Westcore Mid-Cap Value Fund outperformed its benchmark, the Russell Midcap™ Value Index. However, the Fund marginally underperformed its peer group, the Lipper Mid-Cap Value Index for both these periods.

■	The Fund’s three largest contributors relative to the benchmark were consumer staples, capital goods and communications.

■
Pepsi Bottling Group Inc. was a standout performer within the consumer staples sector. Lower commodity prices, new marketing initiatives and cost reductions lead to higher returns. In April PepsiCo announced its intention to acquire Pepsi Bottling Group and although the strategic plan appears to makes sense, we believe the suggested price is too low.

■
General Cable Corp., a holding within the capital goods sector, was among the Fund’s top contributors for the period. This worldwide provider of copper, aluminum and fiber optic wire and cable products, reported strong first quarter earnings driven by improved pricing and lower raw material costs.

■	In the first half of 2009, the three sectors that had the largest negative impact on the Fund’s performance relative to the benchmark were medical/healthcare, technology and energy.

■
Although the medical/healthcare sector was the greatest detractor from relative performance in the first half of 2009, within this sector, Life Technologies Corp. was a top performer on an absolute basis. With 75% of its revenues coming from consumable product sales, we believe this global biotechnology tools company is well positioned for further revenue growth.

■
Two bank holding companies, Zions Bancorporation and Marshall & Ilsley Corp., struggled in the first half of 2009. Zions was impacted by concerns regarding commercial real estate exposure. We continue to monitor its balance sheet and capital levels, but currently we believe its fundamentals are sound. Marshall & Ilsley underperformed early in the year after reporting worse than expected results in its Arizona loan portfolio. Ongoing deterioration led us to sell the position.

■
We view the second half of 2009 with cautious optimism. At the end of the first quarter, we began seeing signs that the rate of economic decline was leveling off. These trends have continued, and we believe the economy will likely start to show positive growth in the second half of 2009. However, we continue to watch for risks that may alter the economic outlook.

WESTCORE MID-CAP VALUE FUND (continued)

Stock Performance

(for 6 months ended 6/30/09)
	Average	Contribution
Top 5 Stocks	Weight	to Return
General Cable Corp.	2.01%	1.75%
CommScope Inc.	1.93	1.17
Life Technologies Corp.	1.82	1.14
Metavante Technologies Inc.	1.47	1.05
Pepsi Bottling Group Inc.	1.75	1.01

Bottom 5 Stocks
Zions Bancorporation	0.95%	-0.73%
Reinsurance Group of America Inc.	2.63	-0.79
Alexandria Real Estate Equities Inc.	1.15	-0.81
Cephalon Inc.	2.53	-0.89
Marshall & Ilsley Corp.	0.29	-1.39

Past performance does not guarantee future results. These stocks do not represent all of the securities purchased, sold or recommended by the Funds’ Adviser. To request a complete list of the contribution of each Fund holding to overall Fund performance during the period, please call 800.392.CORE (2673) or email invest@westcore.com

Please see page 30 for a description of the methodology used to construct this chart.

Top Ten Holdings

(as of 6/30/09)
Quanta Services Inc.	3.1%
Annaly Capital Management Inc.	2.9
General Cable Corp.	2.7
CommScope Inc.	2.6
Crown Holdings Inc.	2.6
UGI Corp.	2.5
Westar Energy Inc.	2.5
Invesco Ltd.	2.4
Reinsurance Group of America Inc.	2.4
PartnerRe Ltd.	2.3
Total (% of Net Assets)	26.0%

Top ten holdings do not include any cash, cash equivalents or exchange traded fund investments and are subject to change. There are no guarantees that the Fund will continue to remain invested in any particular holding.

Morningstar Ratings

		Number
	Morningstar	of Funds in
	Rating™	Mid-Cap Blend
	as of 6/30/09	Category
Overall	«««	382
3 Year	««	382
5 Year	«««	293
10 Year	««««	144

Morningstar proprietary ratings reflect historical risk-adjusted performance as of 6/30/09 and are subject to change every month.

Please see page 30 for more detail regarding Morningstar Ratings.

Portfolio Characteristics

(as of 6/30/09)
	Westcore Mid-Cap	Russell Midcap™
	Value Fund	Value Index
Weighted Average Market Capitalization ($ Bil)	$4.6	$4.6
Price/Cash Flow (1 year trailing)	6.9x	6.8x
Price/Book Value	1.9x	1.4x
Price/Earnings (1 year trailing)	14.4x	13.3x
Beta	1.2	1.3
Number of Holdings	58	552
Portfolio Turnover Rate	14%	—

Please see page 31 for definition of terms.

Sector Allocation

(as of 6/30/09)
	Westcore Mid-Cap	Russell Midcap™	Relative Weights
	Value Fund	Value Index	Under	Over
Basic Materials	7.2%	7.6%	-0.4%
Capital Goods	2.7	7.2	-4.5
Commercial Services	6.0	3.8		2.2
Communications	4.2	4.1		0.1
Consumer Cyclical	12.5	10.8		1.7
Consumer Staples	7.7	7.8	-0.1
Energy	5.1	9.1	-4.0
Interest Rate Sensitive	17.3	19.2	-1.9
Medical/Healthcare	8.0	4.1		3.9
REITs	4.5	7.3	-2.8
Technology	7.5	4.8		2.7
Transportation	1.8	1.0		0.8
Utilities	12.6	13.2	-0.6
ST Investments/Net Other Assets	2.9	0.0		2.9
Total (% of Net Assets)	100.0%	100.0%

Sector classifications presented herein are based on the sector categorization methodology of the Adviser to the Funds which may result in the sector designations for one Fund being different than another Fund’s sector designations.

Market Capitalization

(as of 6/30/09)

Market Cap Range ($ Bil)	Percent of Total Investments*	Number of Holdings
$0 - $1	3.7%	4
$1 - $5	67.3	39
$5 - $10	20.6	10
Over $10	8.4	5

* Total Investments for this chart excludes short-term investments, including money market mutual funds.

Market capitalization ranges were determined by the Adviser to the Fund and are for presentation purposes only. These market capitalization ranges do not necessarily correlate to the benchmark’s market capitalization ranges.

WESTCORE SMALL-CAP OPPORTUNITY FUND (WTSCX, WISCX)

Fund Strategy

Investing in small-company stocks that appear to be undervalued.

Fund Management

Kris B. Herrick, CFA Co-Portfolio Manager
Mark M. Adelmann, CFA, CPA Co-Portfolio Manager
Derek R. Anguilm, CFA Co-Portfolio Manager
Troy Dayton, CFA Co-Portfolio Manager
Lisa Z. Ramirez, CFA Co-Portfolio Manager

CFA is a trademark owned by the CFA Institute.

Cumulative Returns

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years (or for the life of the Fund if shorter). Performance calculations are as of the end of June each year. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Lipper Index data provided by Lipper, Inc.

Please see pages 29 and 30 for index definitions.

Average Annual Total Returns

	6 Months	1 Year	3 Years	5 Years	10 Years	Since Inception	Inception Date
Retail Class (WTSCX)	5.00%	-25.88%	-10.81%	-2.47%	3.78%	6.72%	12/28/93
Institutional Class (WISCX)	5.07	-25.72	-10.71	-2.40	3.81	6.74	9/28/07
Russell 2000® Index	2.64	-25.01	-9.89	-1.70	2.38	5.87
Lipper Small-Cap Core Index	8.23	-25.01	-8.74	-0.93	4.32	7.23

Retail Class Annual Expense Ratio (per the current prospectus) — Gross: 1.71%, Net: 1.31%
Institutional Class Annual Expense Ratio (per the current prospectus) — Gross: 2.39%, Net: 1.09%

The performance data quoted represents past performance and does not guarantee future results. Investment return and principal value will vary, and shares, when redeemed, may be worth more or less than their original cost. Performance information for the institutional class shares prior to their inception date is based on the performance of the retail class. Current performance may be lower or higher than the performance quoted. To obtain current performance as of the most recent month-end, please call 800.392.CORE (2673) or visit us online at www.westcore.com. Average annual total returns and yield figures reflect the reinvestment of dividends, capital gains distributions, all fee waivers and expense reimbursements. Without the fee waivers and expense reimbursements, total return and yield figures would have been lower. The performance data quoted does not reflect the deduction of the 2% redemption fee imposed if shares are redeemed or exchanged within 90 calendar days from their date of purchase. If imposed, the fee would reduce the performance quoted. Total return and yield figures represent past performance.

Westcore fund shares are not insured by the FDIC, the Federal Reserve Board or any other agency and are subject to investment risk.

The Funds’ Adviser and Administrators have contractually agreed to waive a portion of the investment advisory and/or administration fees and/or to reimburse other expenses for the retail class until at least April 29, 2010. For the institutional class, the Advisor has contractually agreed to waive and/or reimburse it proportionate share of the retail class waiver and/or reimbursement plus the ongoing class-specific expenses until at least April 29, 2010. Without fee waivers and expense reimbursements, total return and yield figures would have been lower.

Investing in small-cap funds generally will be more volatile and loss of principal could be greater than investing in larger-cap funds.

Lisa Z. Ramirez is a registered representative of ALPS Distributors, Inc.

Manager Commentary

■
Amidst both the negative market of the first quarter of 2009 and the strong market rebound of the second quarter, the Westcore Small-Cap Opportunity Fund outperformed its benchmark, the Russell 2000® Index. Independent research data suggests that stocks considered “lower quality” and stocks in the smallest end of market capitalizations, were the best performers in the second quarter rally. With our focus on higher quality, cash generative companies, this created some headwind relative to our peer group, as reflected by the Lipper Small-Cap Value Index.

■	The Fund’s three best relative contributors in the first half of 2009 were the communications, capital goods and basic materials sectors.

■
NewMarket Corp., a holding company that primarily operates petroleum additives businesses through subsidiaries, was one of the Fund’s top performers in the first half of 2009. Despite industry inventory reduction and demand weakness, this basic materials sector company was able to cut costs and push through price increases.

■
General Cable Corp., a capital goods sector company, was among the Fund’s top contributors for the period. This worldwide provider of copper, aluminum and fiber optic wire and cable products, reported strong first quarter earnings driven by improved pricing and lower raw material costs.

■	The three sectors that most negatively impacted the Fund’s relative results were technology, commercial services and utilities.

■
Waste Connections Inc. was the Fund’s largest detractor from performance within the commercial services sector. This integrated solid waste services company was pressured as customers generated less waste in the difficult economic environment. Despite lower volume, company management’s tight expense controls led to margin and free cash flow improvement. We believe Waste Connections is well positioned as the economy improves.

■
UCBH Holdings, Inc. is a bank holding company largely focused on serving the needs of Chinese communities in six states. The company reported weaker than expected results for 2008 and the potential value of its Chinese operation became less compelling in the face of economic slowing. We sold the Fund’s position in UCBH in the first quarter.

■
We view the second half of 2009 with cautious optimism. At the end of the first quarter, we began seeing signs that the rate of economic decline was leveling off. These trends have continued, and we believe the economy will likely start to show positive growth in the second half of 2009. However, we continue to watch for risks that may alter the economic outlook.

WESTCORE SMALL-CAP OPPORTUNITY FUND (continued)

Stock Performance

(for 6 months ended 6/30/09)
	Average	Contribution
Top 5 Stocks	Weight	to Return
Aeropostale Inc.	2.19%	1.93%
General Cable Corp.	1.93	1.72
NewMarket Corp.	1.71	1.41
Novatel Wireless Inc.	2.12	1.38
Orthofix International N.V.	2.29	1.13

Bottom 5 Stocks
Boston Private Financial
Holdings Inc.	1.15%	-0.68%
Kendle International Inc.	0.82	-0.74
Waste Connections Inc.	3.61	-0.96
PacWest Bancorp.	1.26	-1.23
UCBH Holdings Inc.	0.39	-2.20

Past performance does not guarantee future results. These stocks do not represent all of the securities purchased, sold or recommended by the Funds’ Adviser. To request a complete list of the contribution of each Fund holding to overall Fund performance during the period, please call 800.392.CORE (2673) or email invest@westcore.com.

Please see page 30 for a description of the methodology used to construct this chart.

Top Ten Holdings

(as of 6/30/09)
Waste Connections Inc.	3.2%
STERIS Corp.	3.1
Casey’s General Stores Inc.	3.0
South Jersey Industries Inc.	2.8
Orthofix International N.V.	2.7
Piper Jaffray Cos.	2.7
Syniverse Holdings Inc.	2.5
Steve Madden Ltd.	2.4
Novatel Wireless Inc.	2.4
PS Business Parks Inc.	2.3
Total (% of Net Assets)	27.1%

Top ten holdings do not include any cash, cash equivalents or exchange traded fund investments and are subject to change. There are no guarantees that the Fund will continue to remain invested in any particular holding.

Morningstar Ratings

		Number
	Morningstar	of Funds in
	Rating™	Small Blend
	as of 6/30/09	Category
Overall	«««	570
3 Year	«««	570
5 Year	«««	465
10 Year	«««	231

Morningstar Ratings shown represent both the Retail and Institutional Classes. Morningstar proprietary ratings reflect historical risk-adjusted performance as of 6/30/09 and are subject to change every month.

Please see page 30 for more detail regarding Morningstar Ratings.

Portfolio Characteristics

(as of 6/30/09)
	Westcore Small-Cap	Russell 2000®
	Opportunity Fund	Index
Weighted Average Market Capitalization ($ Mil)	$973	$757
Price/Cash Flow (1 year trailing)	7.5x	9.1x
Price/Book Value	1.8x	2.1x
Price/Earnings (1 year trailing)	13.9x	15.8x
Beta	1.3	1.3
Number of Holdings	65	2,019
Portfolio Turnover Rate	13%	—

Please see page 31 for definition of terms.

Sector Allocation

(as of 6/30/09)
	Westcore Small-Cap	Russell 2000®	Relative Weights
	Opportunity Fund	Index	Under	Over
Basic Materials	5.5%	4.1%		1.4%
Capital Goods	7.8	6.7		1.1
Commercial Services	4.6	9.2	-4.6
Communications	6.7	5.3		1.4
Consumer Cyclical	15.0	13.3		1.7
Consumer Staples	5.9	4.2		1.7
Energy	2.5	4.7	-2.2
Interest Rate Sensitive	13.7	15.3	-1.6
Medical/Healthcare	12.9	14.5	-1.6
REITs	4.2	4.4	-0.2
Technology	10.5	12.2	-1.7
Transportation	3.9	2.4		1.5
Utilities	4.3	3.7		0.6
ST Investments/Net Other Assets	2.5	0.0		2.5
Total (% of Net Assets)	100.0%	100.0%

Sector classifications presented herein are based on the sector categorization methodology of the Adviser to the Funds which may result in the sector designations for one Fund being different than another Fund’s sector designations.

Market Capitalization

(as of 6/30/09)

Market Cap Range ($ Mil)	Percent of Total Investments*	Number of Holdings
$0 - $500	30.4%	24
$500 - $1,000	26.2	17
$1,000 - $2,000	34.9	19
Over $2,000	8.5	5

* Total Investments for this chart excludes short-term investments, including money market mutual funds.

Market capitalization ranges were determined by the Adviser to the Fund and are for presentation purposes only. These market capitalization ranges do not necessarily correlate to the benchmark’s market capitalization ranges.

WESTCORE SMALL-CAP VALUE FUND (WTSVX, WISVX)

Fund Strategy

Investing primarily in small-cap, dividend paying stocks that appear to be undervalued.

Fund Management

Kris B. Herrick, CFA Co-Portfolio Manager
Mark M. Adelmann, CFA, CPA Co-Portfolio Manager
Derek R. Anguilm, CFA Co-Portfolio Manager
Troy Dayton, CFA Co-Portfolio Manager
Lisa Z. Ramirez, CFA Co-Portfolio Manager

CFA is a trademark owned by the CFA Institute.

Cumulative Returns

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years (or for the life of the Fund if shorter). Performance calculations are as of the end of June each year. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Lipper Index data provided by Lipper, Inc.

Please see pages 29 and 30 for index definitions.

Average Annual Total Returns

	6 Months	1 Year	3 Years	5 Years	10 Years	Since Inception	Inception Date
Retail Class (WTSVX)	-1.91%	-28.62%	-10.95%	N/A	N/A	-4.30%	12/13/04
Institutional Class (WISVX)	-1.91	-28.56	-10.91	N/A	N/A	-4.27	9/28/07
Russell 2000® Value Index	-5.19	-25.26	-12.07	N/A	N/A	-4.82
Lipper Small-Cap Value Index	4.64	-23.37	-9.99	N/A	N/A	-2.92

Retail Class Annual Expense Ratio (per the current prospectus) — Gross: 1.39%, Net: 1.31%
Institutional Class Annual Expense Ratio (per the current prospectus) — Gross: 1.52%, Net: 1.22%

The performance data quoted represents past performance and does not guarantee future results. Investment return and principal value will vary, and shares, when redeemed, may be worth more or less than their original cost. Performance information for the institutional class shares prior to their inception date is based on the performance of the retail class. Current performance may be lower or higher than the performance quoted. To obtain current performance as of the most recent month-end, please call 800.392.CORE (2673) or visit us online at www.westcore.com. Average annual total returns and yield figures reflect the reinvestment of dividends, capital gains distributions, all fee waivers and expense reimbursements. Without the fee waivers and expense reimbursements, total return and yield figures would have been lower. The performance data quoted does not reflect the deduction of the 2% redemption fee imposed if shares are redeemed or exchanged within 90 calendar days from their date of purchase. If imposed, the fee would reduce the performance quoted. Total return and yield figures represent past performance.

Westcore fund shares are not insured by the FDIC, the Federal Reserve Board or any other agency and are subject to investment risk.

The Funds’ Adviser and Administrators have contractually agreed to waive a portion of the investment advisory and/or administration fees and/or to reimburse other expenses for the retail class until at least April 29, 2010. For the institutional class, the Advisor has contractually agreed to waive and/or reimburse it proportionate share of the retail class waiver and/or reimbursement plus the ongoing class-specific expenses until at least April 29, 2010. Without fee waivers and expense reimbursements, total return and yield figures would have been lower.

Investing in small-cap funds generally will be more volatile and loss of principal could be greater than investing in larger-cap funds.

Lisa Z. Ramirez is a registered representative of ALPS Distributors, Inc.

Manager Commentary

■
Amidst both the negative market of the first quarter of 2009 and the strong market rebound of the second quarter, the Westcore Small-Cap Value Fund outperformed its benchmark the Russell 2000® Value Index. Independent research data suggests that stocks considered “lower quality” and stocks in the smallest end of market capitalizations, were the best performers in the second quarter rally. With our focus on higher quality, cash generative companies, this created some headwind relative to our peer group, as reflected by the Lipper Small-Cap Value Index.

■	The Fund’s three best relative contributors in the first half of 2009 were the interest rate sensitive, consumer staples and medical/healthcare sectors.

■
The Fund’s underweight position in the interest rate sensitive sector, coupled with the fact that its holdings in this sector held up better than those in the Russell 2000® Value Index, led to superior relative performance. Despite a second quarter rebound in the sector, returns were decidedly negative for the first six months as evidenced by four of the Fund’s bottom five performers, on an absolute basis, being interest rate sensitive stocks.

■
Casey’s General Stores Inc. was the Fund’s leading contributor within the consumer staples sector. This convenience store operator posted strong results in all three business segments (gasoline, prepared foods and grocery products). It also benefitted from lower food and fuel costs over the past six months.

■
Temple-Inland Inc., a standout performer within the basic materials sector, was the Fund’s top contributor in the first half of 2009. This corrugated packaging and building products manufacturer reported first quarter results ahead of expectations on strong volumes and lower costs.

■	The three sectors that most negatively impacted the Fund’s relative results were technology, capital goods and commercial services.

■
Belden Inc., an industrial cable products company, struggled early in the year as investors became concerned over how the difficult economy might impact pricing and volume. This technology sector holding rebounded in the second quarter as pricing held up exceptionally well across key business segments despite lower volumes.

■
We view the second half of 2009 with cautious optimism. At the end of the first quarter, we began seeing signs that the rate of economic decline was leveling off. These trends have continued, and we believe the economy will likely start to show positive growth in the second half of 2009. However, we continue to watch for risks that may alter the economic outlook.

WESTCORE SMALL-CAP VALUE FUND (continued)

Stock Performance

(for the 6 months ended 6/30/09)
	Average	Contribution
Top 5 Stocks	Weight	to Return
Temple-Inland Inc.	1.21%	1.47%
Adtran Inc.	2.96	1.42
Bob Evans Farms Inc.	2.73	1.26
Stage Stores Inc.	2.55	1.24
Casey’s General Stores Inc.	3.40	1.10

Bottom 5 Stocks
Belden Inc.	2.89%	-0.88%
American Equity Investment Life Holding Co.	1.69	-0.92
Sterling Financial Corp.	0.11	-0.99
Central Pacific Financial Corp.	1.06	-1.01
PacWest Bancorp.	1.53	-1.47

Past performance does not guarantee future results. These stocks do not represent all of the securities purchased, sold or recommended by the Funds’ Adviser. To request a complete list of the contribution of each Fund holding to overall Fund performance during the period, please call 800.392.CORE (2673) or email invest@westcore.com.

Please see page 30 for a description of the methodology used to construct this chart.

Top Ten Holdings

(as of 6/30/09)
Adtran Inc.	3.3%
Casey’s General Stores Inc.	3.3
Owens & Minor Inc.	3.3
Belden Inc.	2.9
Bob Evans Farms Inc.	2.8
Stage Stores Inc.	2.7
South Jersey Industries Inc.	2.5
MFA Financial Inc.	2.4
Ennis Inc.	2.3
Max Capital Ltd.	2.2
Total (% of Net Assets)	27.7%

Top ten holdings do not include any cash, cash equivalents or exchange traded fund investments and are subject to change. There are no guarantees that the Fund will continue to remain invested in any particular holding.

Morningstar Ratings

		Number
	Morningstar	of Funds in
	Rating™	Small Value
	as of 6/30/09	Category
Overall	«««	318
3 Year	«««	318

Morningstar Ratings shown represent both the Retail and Institutional Classes. Morningstar proprietary ratings reflect historical risk-adjusted performance as of 6/30/09 and are subject to change every month.

Portfolio Characteristics

Please see page 30 for more detail regarding Morningstar Ratings.

(as of 6/30/09)
	Westcore Small-Cap	Russell 2000®
	Value Fund	Value Index
Weighted Average Market Capitalization ($ Mil)	$1,043	$690
Price/Cash Flow (1 year trailing)	8.0x	7.4x
Price/Book Value	1.9x	1.2x
Price/Earnings (1 year trailing)	15.3x	14.0x
Beta	1.2	1.3
Number of Holdings	65	1,389
Portfolio Turnover Rate	19%	—

Please see page 31 for definition of terms.

Sector Allocation

(as of 6/30/09)
	Westcore Small-Cap	Russell 2000®	Relative Weights
	Value Fund	Value Index	Under	Over
Basic Materials	5.1%	5.9%	-0.8%
Capital Goods	3.1	8.0	-4.9
Commercial Services	5.3	5.5	-0.2
Communications	3.3	3.2		0.1
Consumer Cyclical	15.3	11.9		3.4
Consumer Staples	7.4	3.5		3.9
Energy	4.1	5.3	-1.2
Interest Rate Sensitive	23.1	26.0	-2.9
Medical/Healthcare	9.7	5.0		4.7
REITs	5.5	7.9	-2.4
Technology	7.6	7.3		0.3
Transportation	1.2	3.2	-2.0
Utilities	5.6	7.3	-1.7
ST Investments/Net Other Assets	3.7	0.0		3.7
Total (% of Net Assets)	100.0%	100.0%

Sector classifications presented herein are based on the sector categorization methodology of the Adviser to the Funds which may result in the sector designations for one Fund being different than another Fund’s sector designations.

Market Capitalization

(as of 6/30/09)

Market Cap Range ($ Mil)	Percent of Total Investments*	Number of Holdings
$0 - $500	21.2%	17
$500 - $1,000	25.0	17
$1,000 - $2,000	50.7	28
Over $2,000	3.1	3

* Total Investments for this chart excludes short-term investments, including money market mutual funds.

Market capitalization ranges were determined by the Adviser to the Fund and are for presentation purposes only. These market capitalization ranges do not necessarily correlate to the benchmark’s market capitalization ranges.

WESTCORE MICRO-CAP OPPORTUNITY FUND (WTMIX)

Fund Strategy

Investing primarily in micro-cap companies whose stocks appear to be undervalued.

Fund Management

Kris B. Herrick, CFA Co-Portfolio Manager
Paul A. Kuppinger, CFA Co-Portfolio Manager
Jon K. Tesseo, Co-Portfolio Manager

CFA is a trademark owned by the CFA Institute.

Cumulative Returns

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years (or for the life of the Fund if shorter). Performance calculations are as of the end of June each year. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Lipper Index data provided by Lipper, Inc.

Please see pages 29 and 30 for index definitions.

Average Annual Total Returns

	6 Months	1 Year	3 Years	5 Years	10 Years	Since Inception	Inception Date
Retail Class (WTMIX)	-1.60%	-21.31%	N/A	N/A	N/A	-25.22%	6/23/08
Russell Microcap® Index	5.97	-24.46	N/A	N/A	N/A	-27.22
Lipper Small-Cap Core Index	8.23	-25.01	N/A	N/A	N/A	-28.09

Retail Class Annual Expense Ratio (per the current prospectus) — Gross: 9.64%, Net: 1.31%

The performance data quoted represents past performance and does not guarantee future results. Investment return and principal value will vary, and shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. To obtain current performance as of the most recent month-end, please call 800.392.CORE (2673) or visit us online at www.westcore.com. Average annual total returns and yield figures reflect the reinvestment of dividends, capital gains distributions, all fee waivers and expense reimbursements. Without the fee waivers and expense reimbursements, total return and yield figures would have been lower. The performance data quoted does not reflect the deduction of the 2% redemption fee imposed if shares are redeemed or exchanged within 90 calendar days from their date of purchase. If imposed, the fee would reduce the performance quoted. Total return and yield figures represent past performance.

Westcore fund shares are not insured by the FDIC, the Federal Reserve Board or any other agency and are subject to investment risk.

The Funds’ Adviser and Administrators have contractually agreed to waive a portion of the investment advisory and/or administration fees and/or to reimburse other expenses for the retail class until at least April 29, 2010. Without fee waivers and expense reimbursements, total return and yield figures would have been lower.

Investing in small-cap funds generally will be more volatile and loss of principal could be greater than investing in larger-cap funds.

Jon K. Tesseo is a registered representative of ALPS Distributors, Inc.

Manager Commentary

■
For the twelve months ended June 30, 2009, the Westcore Micro-Cap Opportunity Fund’s return was -21.31%. This is a relative success versus its benchmark, the Russell Microcap® Index and its peer group, as represented by the broader Lipper Small-Cap Core Index which were off -24.46% and -25.01%, respectively, for the same period. While we are never happy to report negative returns, we are pleased to have outperformed the benchmark in the Fund’s first full year of operations.

■
Long term, we believe the Fund is well positioned for success. That being said, the first half of 2009 was challenging for the Fund which posted a loss of -1.60% while the Russell Microcap® Index was up 5.97% and the Lipper Small-Cap Core Index returned 8.23%. We believe it is worth noting that during the same period the Russell Microcap® Value Index was down 4.35% and the Russell Microcap® Growth Index was up 18.45%. The Fund’s investment model places greater emphasis on securities with value characteristics.

■	We believe our relative underperformance in the first half of 2009 can be traced to three primary factors.

■
First, low priced stocks, especially those priced under $3, outperformed higher priced stocks significantly. Stocks priced under $3 are generally not selected by the Fund’s quantitative model for investment by the Fund.

■
Second, stocks that led the market rally were those with prices that had fallen the most in the previous nine months. As corrections, such as the one in the second quarter occur, highly volatile stocks that have recently suffered precipitous declines are often driven skyward as money returns from the sidelines. However, the quantitative model used to identify investments for the Fund generally does not select highly volatile stocks in the midst of precipitous price declines and may therefore miss out on some portion of such rallies.

■
Lastly, this rally was led by the smallest, most illiquid companies which within the Russell Microcap® Index were up 43.74%, while the larger more liquid stocks within the index declined 17.16%. We believe it is in our shareholders’ long-term best interest to invest in more liquid stocks.

■
We are optimistic that the market is returning to more normal conditions for which the Fund’s investment model was designed. We believe that over the long term underweighting stocks with the characteristics of those that led the market rally during the first half of 2009 is the prudent tactic.

WESTCORE MICRO-CAP OPPORTUNITY FUND (continued)

Stock Performance

(for the 6 months ended 6/30/09)
	Average	Contribution
Top 5 Stocks	Weight	to Return
Pegasystems Inc.	0.77%	0.72%
Ramco-Gershenson Properties Trust	0.85	0.66
Asiainfo Holdings Inc.	0.70	0.56
Symmetricom Inc.	0.46	0.54
Volterra Semiconductor Corp.	0.71	0.50

Bottom 5 Stocks
Emergent Biosolutions Inc.	0.61%	-0.66%
Stoneridge Inc.	0.22	-0.67
BancTrust Financial Group Inc.	0.51	-0.85
Synta Pharmaceuticals Corp.	0.36	-0.87
Hutchinson Technology Inc.	0.31	-0.88
Past performance does not guarantee future results. These stocks do not represent all of the securities purchased, sold or recommended by the Funds’ Adviser. To request a complete list of the contribution of each Fund holding to overall Fund performance during the period, please call 800.392.CORE (2673) or email invest@westcore.com.

Please see page 30 for a description of the methodology used to construct this chart.

Top Ten Holdings

(as of 6/30/09)
NVE Corp.	1.0%
Spartech Corp.	1.0
Innophos Holdings Inc.	0.9
Atrion Corp.	0.9
Symmetricom Inc.	0.9
USA Mobility Inc.	0.9
Quidel Corp.	0.9
Acacia Research – Acacia Technologies	0.9
Atlantic Tele-Network Inc.	0.9
Global Partners LP	0.9
Total (% of Net Assets)	9.2%

Top ten holdings do not include any cash, cash equivalents or exchange traded fund investments and are subject to change. There are no guarantees that the Fund will continue to remain invested in any particular holding.

Morningstar Ratings

Morningstar does not yet rate this Fund as it is less than 3 years old.

Portfolio Characteristics

(as of 6/30/09)
	Westcore Micro-Cap	Russell
	Opportunity Fund	Microcap® Index
Weighted Average Market Capitalization ($ Mil)	$275	$206
Price/Cash Flow (1 year trailing)	7.7x	8.6x
Price/Book Value	1.8x	1.8x
Price/Earnings (1 year trailing)	15.4x	15.6x
Beta	1.2	1.3
Number of Holdings	170	1,583
Portfolio Turnover Rate	64%	—

Please see page 31 for definition of terms.

Sector Allocation

(as of 6/30/09)
	Westcore Micro-Cap	Russell	Relative Weights
	Opportunity Fund	Microcap® Index	Under	Over
Basic Materials	5.4%	3.3%		2.1%
Capital Goods	3.3	5.6	-2.3
Commercial Services	6.1	7.9	-1.8
Communications	6.4	5.1		1.3
Consumer Cyclical	12.2	12.7	-0.5
Consumer Staples	2.2	3.2	-1.0
Energy	6.1	3.7		2.4
Interest Rate Sensitive	17.7	21.5	-3.8
Medical/Healthcare	17.5	18.0	-0.5
REITs	1.0	2.1	-1.1
Technology	16.8	13.5		3.3
Transportation	0.7	2.0	-1.3
Utilities	1.1	1.4	-0.3
ST Investments/Net Other Assets	3.5	0.0		3.5
Total (% of Net Assets)	100.0%	100.0%

Sector classifications presented herein are based on the sector categorization methodology of the Adviser to the Funds which may result in the sector designations for one Fund being different than another Fund’s sector designations.

Market Capitalization

(as of 6/30/09)

Market Cap Range ($ Mil)	Percent of Total Investments*	Number of Holdings
$0 - $200	40.1%	73
$200 - $400	41.9	68
$400 - $600	14.8	25
Over $600	3.2	4

* Total Investments for this chart excludes short-term investments, including money market mutual funds.

Market capitalization ranges were determined by the Adviser to the Fund and are for presentation purposes only. These market capitalization ranges do not necessarily correlate to the benchmark’s market capitalization ranges.

WESTCORE INTERNATIONAL FRONTIER FUND (WTIFX)

Fund Strategy

Investing in equity securities of international small-cap companies that are poised for growth.

Fund Management

John C. Fenley, CFA Lead Portfolio Manager
Jeremy A. Duhon, CFA Co-Portfolio Manager
Koji Oki, CFA Co-Portfolio Manager

CFA is a trademark owned by the CFA Institute.

Cumulative Returns

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years (or for the life of the Fund if shorter). Performance calculations are as of the end of June each year. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Lipper Index data provided by Lipper, Inc.

Please see pages 29 and 30 for index definitions.

Average Annual Total Returns

	6 Months	1 Year	3 Years	5 Years	10 Years	Since Inception	Inception Date
Retail Class (WTIFX)	31.99%	-21.82%	-8.30%	-0.79%	N/A	0.49%	12/15/99
MSCI EAFE Small-Cap Index®	21.44	-28.11	-9.87	2.61	N/A	4.77
Lipper International Small-Cap Index	19.15	-31.76	-8.06	4.32	N/A	3.40

Retail Class Annual Expense Ratio (per the current prospectus) — Gross: 1.98%, Net: 1.50%

The performance data quoted represents past performance and does not guarantee future results. Investment return and principal value will vary, and shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. To obtain current performance as of the most recent month-end, please call 800.392.CORE (2673) or visit us online at www.westcore.com. Average annual total returns and yield figures reflect the reinvestment of dividends, capital gains distributions, all fee waivers and expense reimbursements. Without the fee waivers and expense reimbursements, total return and yield figures would have been lower. The performance data quoted does not reflect the deduction of the 2% redemption fee imposed if shares are redeemed or exchanged within 90 calendar days from their date of purchase. If imposed, the fee would reduce the performance quoted. Total return and yield figures represent past performance.

Westcore fund shares are not insured by the FDIC, the Federal Reserve Board or any other agency and are subject to investment risk.

The Funds’ Adviser and Administrators have contractually agreed to waive a portion of the investment advisory and/or administration fees and/or to reimburse other expenses for the retail class until at least April 29, 2010. Without fee waivers and expense reimbursements, total return and yield figures would have been lower.

Investing in small-cap funds generally will be more volatile and loss of principal could be greater than investing in larger-cap funds.

Investing in foreign securities entails special risks, such as currency fluctuations and political uncertainties, which are described in more detail in the prospectus.

Koji Oki is a registered representative of ALPS Distributors, Inc.

Manager Commentary

■
The first half of 2009 was a difficult period for the global economy. Gross Domestic Product contracted in most developed economies and company profits were under pressure. However, we believe the markets priced much of this into securities in 2008 and that investors began thinking about the timing of an economic recovery in the first six months of 2009.

■
We are happy to report that the Westcore International Frontier Fund outperformed both its benchmark, the MSCI EAFE Small-Cap Index® and its peer group, the Lipper International Small-Cap Index, in the first half of 2009.

■
The industrials, consumer discretionary and information technology sectors led the Fund’s strong relative performance in the period. The energy, telecommunications and healthcare sectors were its largest relative detractors.

■
Two of the Fund’s top performers for the period were holdings in the industrials sector. Andritz Ag is a supplier of electromechanical equipment and components to hydroelectric, pulp and paper, and steel markets. While its steel and pulp divisions were adversely affected by the recession, its hydro division performed very well. Indutrade AB is a sales technology company focused on delivering industrial components in Northern Europe. We believe its diversified approach helped Indutrade perform well despite the global contraction in industrial production.

■
Wirecard AG, an information technology sector holding, was another top performer in the period. This e-commerce payment processing and risk management company was able to significantly grow profits, which resulted in a strong increase in its stock price.

■
Omega Pharma N.V., an over-the counter pharmaceutical company, was one of the Fund’s largest detractors. This healthcare sector holding announced a decline in revenue in the first quarter and forecast a slight increase for full-year revenues. This represented a slowing of growth and led to weak performance during the period.

■
Two of the Fund’s bottom five performers were financial sector companies. London Capital Group Holdings PLC, a financial services company specializing in online trading services, detracted from performance as investments in a new trading platform and lower volatility led to a difficult trading environment. Kenedix Inc., a real estate asset management company, was impacted by the deteriorating credit environment and a decrease in property values and transaction volumes in Japan. We sold the entire position in the first half of 2009.

■
While the Fund’s performance in the first half of 2009 was strong, we believe holdings are attractively priced. Fundamental data suggests to us that significant potential upside exists. Thus, we are optimistic and remain focused on finding great companies with strong cash generation, above-average growth and reasonable valuations.

WESTCORE INTERNATIONAL FRONTIER FUND (continued)

Stock Performance

(for the 6 months ended 6/30/09)
	Average	Contribution
Top 5 Stocks	Weight	to Return
Andritz Ag	5.00%	3.99%
Wirecard AG	4.71	3.65
Indutrade AB	4.63	3.16
Maisons France Confort	3.64	3.00
Morgan Sindall PLC	5.14	2.79

Bottom 5 Stocks
Okinawa Cellular Telephone Co.	0.85%	-0.31%
Unicharm PetCare Corp.	0.44	-0.35
Omega Pharma N.V.	1.34	-0.67
Kenedix Inc.	0.22	-0.95
London Capital Group Holdings PLC	4.82	-0.99

Past performance does not guarantee future results. These stocks do not represent all of the securities purchased, sold or recommended by the Funds’ Adviser. To request a complete list of the contribution of each Fund holding to overall Fund performance during the period, please call 800.392.CORE (2673) or email invest@westcore.com.

Please see page 30 for a description of the methodology used to construct this chart.

Top Ten Holdings

(as of 6/30/09)
Morgan Sindall PLC (United Kingdom)	5.8%
Andritz AG (Austria)	5.5
Cardno Ltd. (Australia)	5.2
Indutrade AB (Sweden)	4.9
IG Group Holdings PLC (United Kingdom)	4.7
Diploma PLC (United Kingdom)	4.6
SAI Global Ltd. (Australia)	4.5
Slater & Gordon Ltd. (Australia)	4.4
CTS Eventim AG (Germany)	4.4
London Capital Group
Holdings PLC (United Kingdom)	4.4
Total (% of Net Assets)	48.4%

Top ten holdings do not include any cash, cash equivalents or exchange traded fund investments and are subject to change. There are no guarantees that the Fund will continue to remain invested in any particular holding.

Morningstar Ratings

		Number
		of Funds in
		Foreign
	Morningstar	Small/Mid
	Rating™	Growth
	as of 6/30/09	Category
Overall	««	101
3 Year	«««	101
5 Year	«	76

Morningstar proprietary ratings reflect historical risk-adjusted performance as of 6/30/09 and are subject to change every month.

Please see page 30 for more detail regarding Morningstar Ratings.

Portfolio Characteristics

(as of 6/30/09)
	Westcore International	MSCI EAFE
	Frontier Fund	Small-Cap Index®
Weighted Average Market Capitalization ($Mil)	$668	$1,135
Number of Countries Represented	15	29
Price/Earnings (trailing 1 year)	10.7x	15.0
Price/Book Value	2.5x	1.7x
Number of Holdings	40	2,284
Portfolio Turnover Rate	65%	—

Please see page 31 for definitions of terms.

Sector Allocation

(as of 6/30/09)
	Westcore
	International	MSCI EAFE	Relative Weights
	Frontier Fund	Small-Cap Index®	Under	Over
Consumer Discretionary	23.3%	17.0%		6.3%
Consumer Staples	0.7	6.5	-5.8
Energy	4.1	5.2	-1.1
Financials	13.7	19.9	-6.2
Healthcare	4.1	6.2	-2.1
Industrials	43.4	24.7		18.7
Information Technology	8.6	9.2	-0.6
Materials	0.0	8.5	-8.5
Telecom Services	0.6	1.0	-0.4
Utilities	0.0	1.8	-1.8
ST Investments/Net Other Assets	1.5	0.0		1.5
Total (% of Net Assets)	100.0%	100.0%

Sector classifications presented herein are based on the sector categorization methodology of the Adviser to the Funds which may result in the sector designations for one Fund being different than another Fund’s sector designations.

Regional Allocation

(as of 6/30/09)
	Westcore
	International	MSCI EAFE	Relative Weights
	Frontier Fund	Small-Cap Index®	Under	Over
United Kingdom	31.5%	19.5%		12.0%
Europe	35.6	36.5	-0.9
Japan	9.8	31.7	-21.9
Asia (excluding Japan)	20.4	11.9		8.5
Emerging Markets	0.0	0.4	-0.4
North America	1.2	0.0		1.2
ST Investments/Net Other Assets	1.5	0.0		1.5

Percentages are based on Total Net Assets

Please see page 31 for definitions of terms.

Market Capitalization

(as of 6/30/09)

Market Cap Range ($ Mil)	Percent of Total Investments*	Number of Holdings
$0 - $500	51.7%	20
$500 - $1,000	32.6	14
$1,000 - $2,000	10.2	5
Over $2,000	5.5	1

* Total Investments for this chart excludes short-term investments, including money market mutual funds.

Market capitalization ranges were determined by the Adviser to the Fund and are for presentation purposes only. These market capitalization ranges do not necessarily correlate to the benchmark’s market capitalization ranges.

WESTCORE FLEXIBLE INCOME FUND (WTLTX, WILTX)

Fund Strategy

A fixed-income fund investing in a wide variety of income-producing securities, primarily bonds and to a lesser extent convertible bonds, and equity securities.

Fund Management

Mark R. McKissick, CFA Lead Portfolio Manager
Troy A. Johnson, CFA Co-Portfolio Manager

CFA is a trademark owned by the CFA Institute.

Cumulative Returns

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years (or for the life of the Fund if shorter). Performance calculations are as of the end of June each year. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Lipper Index data provided by Lipper, Inc.

Please see pages 29 and 30 for index definitions.

Average Annual Total Returns

	6 Months	1 Year	3 Years	5 Years	10 Years	Since Incep.	30-Day SEC Yield	Incep. Date
Retail Class (WTLTX)	20.74%	-10.77%	-3.65%	0.48%	4.19%	6.95%	7.83%	6/1/88
Institutional Class (WILTX)	20.85	-10.74	-3.61	0.50	4.20	6.95	7.91	9/28/07
Barclays Capital U.S. Corporate High Yield Ba Index	25.54	3.68	4.41	5.27	6.16	8.32	N/A
Westcore Flexible Income Fund Custom Index	25.54	3.68	4.41	5.27	6.39	8.44	N/A
Lipper High Current Yield Index	24.14	-9.85	-0.97	2.18	2.30	6.03	N/A

Retail Class Annual Expense Ratio (per the current prospectus) — Gross: 0.94%, Net: 0.87%
Institutional Class Annual Expense Ratio (per the current prospectus) — Gross: 3.23%, Net: 0.76%

30-Day SEC Yield figures reflect all fee waivers and expense reimbursements. Without the absorption of these fee waivers and/or expense reimbursements, the figures would have been 8.39% for the retail class and 6.06% for the institutional class.

The performance data quoted represents past performance and does not guarantee future results. Investment return and principal value will vary, and shares, when redeemed, may be worth more or less than their original cost. Performance information for the institutional class shares prior to their inception date is based on the performance of the retail class. Current performance may be lower or higher than the performance quoted. To obtain current performance as of the most recent month-end, please call 800.392.CORE (2673) or visit us online at www.westcore.com. Average annual total returns and yield figures reflect the reinvestment of dividends, capital gains distributions, all fee waivers and expense reimbursements. Without the fee waivers and expense reimbursements, total return and yield figures would have been lower. The performance data quoted does not reflect the deduction of the 2% redemption fee imposed if shares are redeemed or exchanged within 90 calendar days from their date of purchase. If imposed, the fee would reduce the performance quoted. Total return and yield figures represent past performance.

Westcore fund shares are not insured by the FDIC, the Federal Reserve Board or any other agency and are subject to investment risk.

The Funds’ Adviser and Administrators have contractually agreed to waive a portion of the investment advisory and/or administration fees and/or to reimburse other expenses for the retail class until at least April 29, 2010. For the institutional class, the Advisor has contractually agreed to waive and/or reimburse it proportionate share of the retail class waiver and/or reimbursement plus the ongoing class-specific expenses until at least April 29, 2010. Without fee waivers and expense reimbursements, total return and yield figures would have been lower.

Westcore Flexible Income Fund may invest in high-yield/high-risk bonds which are subject to greater levels of liquidity risk.

Mark R. McKissick is a registered representative of ALPS Distributors, Inc.

Manager Commentary

■
The search for yield gained pace throughout the first half of the year and resulted in a significant rally in credit securities. Prices for high yield securities were at historic lows at the end of 2008 due to pessimistic views of the economy. Despite the significant recovery from the end of 2008, valuations remain low relative to trading levels in past economic cycles.

■
For the six months ended June 30, 2009, the Westcore Flexible Income Fund returned 20.74% underperforming the 25.54% return of the Barclays Capital U.S. Corporate High-Yield Ba Index and the 24.14% return of Lipper High Current Yield Index. We believe this was largely driven by the higher quality focus of the Fund versus its benchmark and peer group.

■
The Fund’s continuing overweight in higher-rated securities in the energy industry as well as investment grade securities in other sectors were steady and positive contributors to the Fund’s performance during the first half of the year; however, they failed to keep pace with the general high yield market during its dramatic upward move over the last six months.

■
The Fund’s overweight position in gaming and the specific holdings within that sector provided an exceptional boost to performance, particularly when the lower tier portion of the high yield market really began to perform in the second quarter. Our largest holding in gaming was called at a substantial premium to par despite having traded at deeply distressed levels throughout much of the first half of the year. Holdings in the REIT space, particularly those through preferred stock investments and distressed issues, were also major positive contributors to Fund performance. These holdings demonstrate the importance of our focus on issue specific details and maintaining our long term perspective.

■
We believe the rally in high yield may be a little ahead of itself considering the possibility of rising defaults on the horizon and recent confirmation that recovery rates are falling short of historical averages. We will not be fully convinced until we see tangible economic progress along with improving outlooks from high yield issuers. Until that occurs, we will continue to focus our efforts on areas within the high yield market and lower tiered investment grade credits that we believe possess sound underlying asset value and offer compelling relative returns.

WESTCORE FLEXIBLE INCOME FUND (continued)

Top Ten Corporate Credit Exposure

(as of 6/30/09)
Qwest Corp.	5.9%
Freeport-McMoran Corp.	4.0
Forest Oil Corp.	3.8
Las Vegas Sands	3.6
Valero Energy	3.3
Tennessee Gas Pipeline	3.2
Aramark Corp.	3.1
Transcontinental Gas Pipe	3.1
Host Hotels	3.1
Omega Healthcare	3.1
Total (% of Net Assets)	36.2%

Percentages represent the Fund’s aggregate holdings in the same corporate issuer and its affiliates. Top Ten Corporate Credit Exposure are subject to change. There are no guarantees that the Fund will continue to remain invested in any particular security or issuer.

Morningstar Ratings

		Number
		of Funds in
	Morningstar	High Yield
	Rating™	Bond
	as of 6/30/09	Category
Overall	«««	478
3 Year	««	478
5 Year	««	404
10 Year	««««	252

Morningstar Ratings shown represent both the Retail and Institutional Classes. Morningstar proprietary ratings reflect historical risk-adjusted performance as of 6/30/09 and are subject to change every month.

Please see page 30 for more detail regarding Morningstar Ratings.

Portfolio Characteristics

(as of 6/30/09)
Barclays Capital U.S.
	Westcore Flexible	Corporate High
	Income Fund	Yield Ba Index
Modified Duration	4.0 years	4.7 years
Effective Maturity	6.7 years	7.6 years
Average Credit Quality	BB	BB
Number of Holdings	97	—
Portfolio Turnover Rate	5%	—

Please see page 31 for definitions of terms.

Asset Allocation

(as of 6/30/09)
		Barclays Capital U.S.
	Westcore Flexible	Corporate High	Relative Weights
	Income Fund	Yield Ba Index	Under	Over
Treasury/Agency	0.0%	0.0%		0.0%
MBS/ABS	7.5	0.0		7.5
Corporate Bonds	73.6	100.0	-26.4
Common Stocks	0.8	0.0		0.8
Preferred Stocks	5.6	0.0		5.6
ST Investments/Net Other Assets	12.5	0.0		12.5

Percentages are based on Total Net Assets.

Quality Allocation

(as of 6/30/09)
		Barclays Capital U.S.
	Westcore Flexible	Corporate High	Relative Weights
	Income Fund	Yield Ba Index	Under	Over
Treasury	0.0%	0.0%		0.0%
Agency	0.0	0.0		0.0
AAA/AA	0.0	0.0		0.0
A	3.6	0.0		3.6
BBB	41.3	0.0		41.3
BB & Below	38.7	100.0	-61.3
Not Rated	5.0	0.0		5.0
ST Investments	11.4	0.0		11.4

Percentages are based on Total Investments. The ratings allocation reflects the Standard & Poor’s equivalent ratings category for the highest credit-quality rating assigned by either Standard & Poor’s or Moody’s.

Maturity Distribution

(as of 6/30/09)
		Barclays Capital U.S.
	Westcore Flexible	Corporate High	Relative Weights
	Income Fund	Yield Ba Index	Under	Over
< 1 year	0.2%	0.0%		0.2
1 - 3 years	16.4	17.6	-1.2
3 - 5 years	21.5	19.7		1.8
5 - 10 years	49.8	49.0		0.8
10 - 20 years	4.8	6.1	-1.3
20+ years	7.3	7.6	-0.3

Percentages are based on Total Investments. The Adviser to the Funds utilizes the expected maturity in presenting this information.

WESTCORE PLUS BOND FUND (WTIBX, WIIBX)

Fund Strategy

A fixed-income fund focusing on investment quality bonds of varying maturities.

Fund Management

Mark R. McKissick, CFA Lead Portfolio Manager
Lisa M. Snyder, CFA Co-Portfolio Manager

CFA is a trademark owned by the CFA Institute.

Cumulative Returns

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years (or for the life of the Fund if shorter). Performance calculations are as of the end of June each year. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Lipper Index data provided by Lipper, Inc.

Please see pages 29 and 30 for index definitions.

Average Annual Total Returns

	6 Months	1 Year	3 Years	5 Years	10 Years	Since Incep.	30-Day SEC Yield	Incep. Date
Retail Class (WTIBX)	5.06%	2.96%	4.69%	4.34%	5.90%	6.67%	4.25%	6/1/88
Institutional Class (WIIBX)	5.11	2.96	4.75	4.37	5.92	6.68	4.33	9/28/07
Barclays Capital Aggregate Bond Index	1.90	6.05	6.43	5.01	5.98	7.39	N/A
Lipper Intermediate Investment Grade Index	6.05	2.06	3.87	3.49	5.00	6.39	N/A

Retail Class Annual Expense Ratio (per the current prospectus) — Gross: 0.82%, Net: 0.56%
Institutional Class Annual Expense Ratio (per the current prospectus) — Gross: 0.74%, Net: 0.47%

30-Day SEC Yield figures reflect all fee waivers and expense reimbursements. Without the absorption of these fee waivers and/or expense reimbursements, the figures would have been 4.04% for the retail class and 4.09% for the institutional class.

The performance data quoted represents past performance and does not guarantee future results. Investment return and principal value will vary, and shares, when redeemed, may be worth more or less than their original cost. Performance information for the institutional class shares prior to their inception date is based on the performance of the retail class. Current performance may be lower or higher than the performance quoted. To obtain current performance as of the most recent month-end, please call 800.392.CORE (2673) or visit us online at www.westcore.com. Average annual total returns and yield figures reflect the reinvestment of dividends, capital gains distributions, all fee waivers and expense reimbursements. Without the fee waivers and expense reimbursements, total return and yield figures would have been lower. The performance data quoted does not reflect the deduction of the 2% redemption fee imposed if shares are redeemed or exchanged within 90 calendar days from their date of purchase. If imposed, the fee would reduce the performance quoted. Total return and yield figures represent past performance.

Westcore fund shares are not insured by the FDIC, the Federal Reserve Board or any other agency and are subject to investment risk.

The Funds’ Adviser and Administrators have contractually agreed to waive a portion of the investment advisory and/or administration fees and/or to reimburse other expenses for the retail class until at least April 29, 2010. For the institutional class, the Advisor has contractually agreed to waive and/or reimburse it proportionate share of the retail class waiver and/or reimbursement plus the ongoing class-specific expenses until at least April 29, 2010. Without fee waivers and expense reimbursements, total return and yield figures would have been lower.

Westcore Plus Bond Fund may invest in high-yield/high-risk bonds which are subject to greater levels of liquidity risk.

Mark R. McKissick is a registered representative of ALPS Distributors, Inc.

Manager Commentary

■
The bond market was essentially flat in the first quarter, but posted a positive return over the second quarter. The Barclays Capital U.S. Aggregate Bond Index returned 1.90% for the first half of 2009 while the Westcore Plus Bond Fund returned 5.06% and the Lipper Intermediate Investment Grade Index returned 6.05% as holdings in higher quality non-treasuries outperformed the index.

■
After the market appeared to hit a bottom in the first quarter, there seemed to be a shift to the view that it would soon improve slightly each month. Valuation declines and government actions on both fiscal and monetary fronts prompted the return of some of the capital that had sought refuge in the credit crisis.

■	The second quarter return for non-treasuries was one for the record books, easily surpassing the prior record set during the fourth quarter of 2002.

■
Compared to the benchmark, the Fund was approximately neutral in interest rate exposure over the period. This reflected the counterbalancing risks of deflation, due to an over leveraged consumer versus risks of inflation due to historically large treasury issuance and signs of a possible bottoming in the economy. We intend to adjust the Fund’s exposure if we judge interest rates are beginning a sustained rise.

■
Despite some positive news in the banking sector with the generally positive results from the “stress test,” we have not yet seen an increase in either demand for credit or in banks’ eagerness to lend. We believe commercial real estate, consumer loans, and cyclical business loans may prove in need of further credit repair.

■
Although the Fund’s holdings of high-quality Government Agency mortgage-backed securities performed better than those in the benchmark, its underweight position led to a small lag in performance in this sector for the period.

■	We reduced the Fund’s exposure to Government agency notes issued by Fannie Mae and Freddie Mac in the second quarter as some segments of that market reached points of limited value in our opinion.

■	The high yield market posted very strong returns throughout the first half of 2009 and especially in the second quarter. In our opinion this rally is still fragile as defaults may continue increasing.

■
We will continue to invest in securities that we believe offer attractive longer-term risk adjusted return while being mindful of shorter-term market forces that both present opportunities for and pose threats to what we believe investors expect from a core bond portfolio.

WESTCORE PLUS BOND FUND (continued)

Top Ten Corporate Credit Exposure

(as of 6/30/09)
The Coca-Cola Co.	1.3%
Wea Finance LLC	1.3
Cox Communications	1.3
Walmart Stores, Inc.	1.2
Burlington Northern Santa Fe	1.0
ConocoPhillips	1.0
Nevada Power Co.	1.0
BMW US Capital LLC	0.9
BP Captal Markets PLC	0.9
Bottling Group LLC	0.9
Total (% of Net Assets)	10.8%

Percentages represent the Fund’s aggregate holdings in the same corporate issuer and its affiliates. Top Ten Corporate Credit Exposure are subject to change. There are no guarantees that the Fund will continue to remain invested in any particular security or issuer.

Morningstar Ratings

		Number
		of Funds in
	Morningstar	Intermediate-
	Rating™	Term Bond
	as of 6/30/09	Category
Overall	««««	983
3 Year	«««	983
5 Year	««««	860
10 Year	««««	476

Morningstar Ratings shown represent both the Retail and Institutional Classes. Morningstar proprietary ratings reflect historical risk-adjusted performance as of 6/30/09 and are subject to change every month.

Please see page 30 for more detail regarding Morningstar Ratings.

Portfolio Characteristics

(as of 6/30/09)
	Westcore Plus	Barclays Capital
	Bond Fund	Aggregate Bond Index
Modified Duration	4.2 years	4.3 years
Effective Maturity	7.4 years	6.7 years
Average Credit Quality	AA	AA
Number of Holdings	241	—
Portfolio Turnover Rate	62%	—

Please see page 31 for definitions of terms.

Asset Allocation

(as of 6/30/09)
	Westcore Plus	Barclays Capital	Relative Weights
	Bond Fund	Aggregate Bond Index	Under	Over
Treasury	22.3%	25.7%	-3.4%
Agency	5.3	9.6	-4.3
MBS/ABS	32.3	41.9	-9.6
Corporate Bonds	35.7	22.8		12.9
Common Stocks	0.0	0.0		0.0
Preferred Stocks	0.3	0.0		0.3
ST Investments/Net Other Assets	4.1	0.0		4.1

Percentages are based on Total Net Assets.

Quality Allocation

(as of 6/30/09)
	Westcore Plus	Barclays Capital	Relative Weights
	Bond Fund	Aggregate Bond Index	Under	Over
Treasury	22.4%	25.7%	-3.3%
Agency	33.0	47.7	-14.7
AAA/AA	10.1	9.5		0.6
A	12.7	9.5		3.2
BBB	15.2	7.6		7.6
BB & Below	2.6	0.0		2.6
Not Rated	0.6	0.0		0.6
ST Investments	3.4	0.0		3.4

Percentages are based on Total Investments. The ratings allocation reflects the Standard & Poor’s equivalent ratings category for the highest credit-quality rating assigned by either Standard & Poor’s or Moody’s.

Maturity Distribution

(as of 6/30/09)
	Westcore Plus	Barclays Capital	Relative Weights
	Bond Fund	Aggregate Bond Index	Under	Over
< 1 year	6.3%	0.0%		6.3%
1 - 3 years	26.1	35.7	-9.6
3 - 5 years	27.1	31.4	-4.3
5 - 10 years	32.2	22.5		9.7
10 - 20 years	6.5	4.4		2.1
20+ years	1.8	6.0	-4.2

Percentages are based on Total Investments. The Adviser to the Funds utilizes the expected maturity in presenting this information.

WESTCORE COLORADO TAX-EXEMPT FUND (WTCOX)

Fund Strategy

A Colorado municipal bond fund focusing on federal and state tax-exempt income primarily through investments in investment-grade quality bonds of intermediate maturity.

Fund Management

Thomas B. Stevens, CFA Lead Portfolio Manager
Kenneth A. Harris, CFA Co-Portfolio Manager

CFA is a trademark owned by the CFA Institute.

Cumulative Returns

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years (or for the life of the Fund if shorter). Performance calculations are as of the end of June each year. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Lipper Index data provided by Lipper, Inc.

Please see pages 29 and 30 for index definitions.

Average Annual Total Returns

	6 Months	1 Year	3 Years	5 Years	10 Years	Since Incep.	30-Day SEC Yield	Incep. Date
Retail Class (WTCOX)	5.55%	3.66%	3.69%	3.21%	4.02%	4.90%	3.88%	6/1/91
Barclays Capital 10-Year Municipal Bond Index	4.38	5.58	5.01	4.54	5.32	6.17	N/A
Lipper Intermediate Municipal Debt Index	5.67	3.01	3.40	3.21	4.08	4.91	N/A

Retail Class Annual Expense Ratio (per the current prospectus) — Gross: 0.92%, Net: 0.66%

30-Day SEC Yield figure reflects all fee waivers and expense reimbursements. Without the absorption of these fee waivers and/or expense reimbursements, the figure would have been 3.64%.

The performance data quoted represents past performance and does not guarantee future results. Investment return and principal value will vary, and shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. To obtain current performance as of the most recent month-end, please call 800.392.CORE (2673) or visit us online at www.westcore.com. Average annual total returns and yield figures reflect the reinvestment of dividends, capital gains distributions, all fee waivers and expense reimbursements. Without the fee waivers and expense reimbursements, total return and yield figures would have been lower. The performance data quoted does not reflect the deduction of the 2% redemption fee imposed if shares are redeemed or exchanged within 90 calendar days from their date of purchase. If imposed, the fee would reduce the performance quoted. Total return and yield figures represent past performance.

Westcore fund shares are not insured by the FDIC, the Federal Reserve Board or any other agency and are subject to investment risk.

The Funds’ Adviser and Administrators have contractually agreed to waive a portion of the investment advisory and/or administration fees and/or to reimburse other expenses for the retail class until at least April 29, 2010. Without fee waivers and expense reimbursements, total return and yield figures would have been lower.

Westcore Colorado Tax-Exempt Fund invests primarily in instruments issued by or on behalf of one state and generally will be more volatile and loss of principal could be greater due to state specific risk.

Manager Commentary

■
Municipal bond yields declined over the first six months of 2009. As an example, the average yield of the Municipal 20 Bond Buyer Index, a group of AAA-rated general obligation debt securities, fell from 5.33% at the end of 2008 to 4.79% at June 30.

■
Perceptions that credit markets were becoming more liquid and financial institutions were passing imposed “stress tests” helped to build investor confidence in the municipal debt markets. This came at a time when state and local municipalities were facing widening shortfalls in budget gaps.

■
Overall fund performance was benefitted by purchases of longer duration assets with available cash reserves. Short-term investments, which represented 10.1% of the Fund as of December 31, 2008, declined to 4.3% as of June 30. Average modified duration extended to 5.75 years as of June 30 from 4.43 years at year-end.

■
The Fund concentrated purchases on higher quality general obligation and socially essential revenue bonds such as water and sewer improvements and mass-transit. Specific examples of securities purchased included “Aa” rated Summit County, Colorado School District, “AAA” rated Eagle River Colorado Water and Sanitation District, and “AA” rated Brighton, Colorado, Water Activity bonds, among others.

■
Colorado’s budget constraints remain challenging. The State’s pension system currently suffers from a relatively low funding ratio and the absence of an amortization plan for the unfunded liability. Accordingly, this could be a source of budget pressures in future years. On the positive side, the State is fortunate not having to face cost pressures with respect to retiree healthcare benefits. Colorado has an established trust fund for these benefits which is matching budgeted projections.

■
We believe the Westcore Colorado Tax-Exempt Fund is structured to weather the currently difficult economic environment. The Fund continues to focus on higher-quality general obligation bonds and revenue bonds backed by socially essential projects. The Fund continues to focus on issues with coupons in excess of 5% for the incremental benefit in yield. Our view is that not only are these generally more defensive in price performance should interest rates rise, but they also may offer enhanced opportunities to be pre-refunded with government-collateralized debt securities if interest rates should decline.

WESTCORE COLORADO TAX-EXEMPT FUND (continued)

Top Ten Holdings

(as of 6/30/09)	% of Net Assets
Denver City & County School
District 1, 5.25%, 12/1/2025	2.1%
Brighton CO Water Activity
Ent Rev, 5.00%, 12/1/2029	2.0
Adams & Arapahoe Cntys JT School
District 28J, 6.25%, 12/1/2026	1.8
Adams County CTFS Partn,
5.00%, 12/1/2025	1.6
Adams 12 Five Star Schools,
0.00%, 12/15/2024	1.4
Douglas County School
District Re1, 5.25%, 12/15/2017	1.4
El Paso County School
District 12, 5.00%, 9/15/2013	1.4
Larimer County School
District R1, 6.00%, 12/15/2017	1.4
Gunnison Watershed School
District Re001J, 5.25%, 12/1/2024	1.4
Arapahoe County School
District #005, 5.00%, 12/15/2026	1.4
Total (% of Net Assets)	15.9%

Top ten holdings do not include any cash, cash equivalents or exchange traded fund investments and are subject to change. There are no guarantees that the Fund will continue to remain invested in any particular holding.

Morningstar Ratings

		Number
		of Funds in
	Morningstar	Muni Single
	Rating™	State Interm
	as of 6/30/09	Category
Overall	«««	260
3 Year	«««	260
5 Year	«««	252
10 Year	«««	202

Morningstar proprietary ratings reflect historical risk-adjusted performance as of 6/30/09 and are subject to change every month.

Please see page 30 for more detail regarding Morningstar Ratings.

Portfolio Characteristics

(as of 6/30/09)
	Westcore Colorado	Barclays Capital 10-Year
	Tax-Exempt Fund	Municipal Bond Index
Modified Duration	5.8 years	7.5 years
Effective Maturity	7.8 years	9.9 years
Average Credit Quality	AA-	AAA
Colorado Double Tax-Exempt
Percentage (excludes cash & cash equivalents)	100%	—
Percentage of Holdings Subject to AMT	0%	—
Number of Holdings	151	—
Portfolio Turnover Rate	14%	—

Please see page 31 for definition of terms.

Quality Allocation

(as of 6/30/09)
	Westcore	Barclays Capital
	Colorado	10-Year
	Tax-Exempt	Municipal	Relative Weights
	Fund	Bond Index	Under	Over
Treasuries	0.0%	0.0%		0.0%
Agencies	0.0	0.0		0.0
AAA	16.6	26.5	-9.9
AA	43.7	43.2		0.5
A	25.1	23.8		1.3
BBB	9.0	6.5		2.5
Below BBB	0.0	0.0		0.0
Non-Rated	1.3	0.0		1.3
ST Investments/Net Other Assets	4.3	0.0		4.3

Percentages are based on Total Investments. The ratings allocation reflects the Standard & Poor’s equivalent ratings category for the highest credit-quality rating assigned by either Standard & Poor’s or Moody’s.

Maturity Distribution

(as of 6/30/09)
	Westcore	Barclays Capital
	Colorado	10-Year
	Tax-Exempt	Municipal	Relative Weights
	Fund	Bond Index	Under	Over
< 1 year	8.3%	0.0%		8.3
1 - 3 years	14.9	0.0		14.9
3 - 5 years	12.1	0.0		12.1
5 - 10 years	39.6	52.5	-12.9
10 - 20 years	24.5	47.5	-23.0
20+ years	0.6	0.0		0.6

Percentages are based on Total Investments. The Adviser to the Funds utilizes the expected maturity in presenting this information.

FUND EXPENSES

Disclosure of Fund Expenses (Unaudited)
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs (such as the 2% fee on redemption of Fund shares made within 90 days of purchase); and (2) ongoing costs, including management fees and other Fund expenses. The examples on the next page are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on January 1, 2009 and held until June 30, 2009.

Actual Expenses. The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expense Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line of the table on the next page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expenses shown in the table on the next page are meant to highlight ongoing Fund costs only and do not reflect transaction costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expenses Paid During Period
With respect to Expenses Paid During the Period, as shown in the table on the next page, expenses are equal to the Fund’s annualized expense ratio, as shown below, multiplied by the average account value over the period, multiplied by the number of days in the last six months of the fiscal half-year, 181/365 (to reflect the half-year period). The annualized expense ratios for the last six months were as follows:

Fund	Retail Class	Institutional Class
Westcore Growth Fund	1.05%	0.95%
Westcore MIDCO Growth Fund	1.10%	0.98%
Westcore Select Fund	1.15%	N/A
Westcore Blue Chip Fund	1.15%	0.95%
Westcore Mid-Cap Value Fund	1.25%	N/A
Westcore Small-Cap Opportunity Fund	1.30%	1.12%
Westcore Small-Cap Value Fund	1.30%	1.22%
Westcore Micro-Cap Opportunity Fund	1.30%	N/A
Westcore International Frontier Fund	1.50%	N/A
Westcore Flexible Income Fund	0.85%	0.73%
Westcore Plus Bond Fund	0.55%	0.47%
Westcore Colorado Tax-Exempt Fund	0.65%	N/A

FUND EXPENSES

Fund		Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period 1/1/09 to 6/30/09
Westcore Growth Fund
Retail Class	Actual	$1,000.00	$1,097.40	$5.47
	Hypothetical (5% return before expenses)	$1,000.00	$1,019.56	$5.27
Institutional Class	Actual	$1,000.00	$1,100.00	$4.96
	Hypothetical (5% return before expenses)	$1,000.00	$1,020.07	$4.77
Westcore MIDCO Growth Fund
Retail Class	Actual	$1,000.00	$1,143.70	$5.84
	Hypothetical (5% return before expenses)	$1,000.00	$1,019.35	$5.50
Institutional Class	Actual	$1,000.00	$1,143.30	$5.20
	Hypothetical (5% return before expenses)	$1,000.00	$1,019.94	$4.90
Westcore Select Fund
Retail Class	Actual	$1,000.00	$1,090.00	$5.96
	Hypothetical (5% return before expenses)	$1,000.00	$1,019.09	$5.76
Westcore Blue Chip Fund
Retail Class	Actual	$1,000.00	$1,086.50	$5.95
	Hypothetical (5% return before expenses)	$1,000.00	$1,019.09	$5.76
Institutional Class	Actual	$1,000.00	$1,087.70	$4.92
	Hypothetical (5% return before expenses)	$1,000.00	$1,020.08	$4.76
Westcore Mid-Cap Value Fund
Retail Class	Actual	$1,000.00	$1,091.00	$6.48
	Hypothetical (5% return before expenses)	$1,000.00	$1,018.60	$6.26
Westcore Small-Cap Opportunity Fund
Retail Class	Actual	$1,000.00	$1,050.00	$6.61
	Hypothetical (5% return before expenses)	$1,000.00	$1,018.35	$6.51
Institutional Class	Actual	$1,000.00	$1,050.70	$5.69
	Hypothetical (5% return before expenses)	$1,000.00	$1,019.24	$5.61
Westcore Small-Cap Value Fund
Retail Class	Actual	$1,000.00	$980.90	$6.39
	Hypothetical (5% return before expenses)	$1,000.00	$1,018.35	$6.51
Institutional Class	Actual	$1,000.00	$980.90	$5.99
	Hypothetical (5% return before expenses)	$1,000.00	$1,018.74	$6.11
Westcore Micro-Cap Opportunity Fund
Retail Class	Actual	$1,000.00	$982.70	$6.39
	Hypothetical (5% return before expenses)	$1,000.00	$1,018.35	$6.51
Westcore International Frontier Fund
Retail Class	Actual	$1,000.00	$1,319.90	$8.63
	Hypothetical (5% return before expenses)	$1,000.00	$1,017.35	$7.51
Westcore Flexible Income Fund
Retail Class	Actual	$1,000.00	$1,207.40	$4.65
	Hypothetical (5% return before expenses)	$1,000.00	$1,020.58	$4.26
Institutional Class	Actual	$1,000.00	$1,208.50	$4.01
	Hypothetical (5% return before expenses)	$1,000.00	$1,021.16	$3.67
Westcore Plus Bond Fund
Retail Class	Actual	$1,000.00	$1,050.60	$2.80
	Hypothetical (5% return before expenses)	$1,000.00	$1,022.07	$2.76
Institutional Class	Actual	$1,000.00	$1,051.10	$2.39
	Hypothetical (5% return before expenses)	$1,000.00	$1,022.46	$2.36
Westcore Colorado Tax-Exempt Fund
Retail Class	Actual	$1,000.00	$1,055.50	$3.31
	Hypothetical (5% return before expenses)	$1,000.00	$1,021.57	$3.26

IMPORTANT DISCLOSURES

Index Definitions

All indices are unmanaged and index performance figures include reinvestment of dividends but do not reflect any fees, expenses or taxes. Investors cannot invest directly in an index.

The S&P 500 Index is comprised of 500 common stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock’s weight in the Index proportionate to its market value.

The Russell Midcap™ Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values than the threshold determined by the Frank Russell Company. The Russell Midcap companies are comprised of the 800 smallest companies in the Russell 1000 Index. The Russell 1000 Index consists of the 1,000 largest U.S. Incorporated companies based on total market capitalization.

The Russell Midcap™ Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value index.

The Russell 1000® Growth Index measures the performance of the largest 1,000 firms in the Russell 3000 Index, which represents approximately 98% of the investable U.S. equity market.

The Russell 2000® Index measures the performance of the smallest 2,000 companies in the Russell 3000 Index. The Russell 3000 Index consists of the 3,000 largest U.S. incorporated companies based on total market capitalization.

The Russell 2000® Value Index measures the performance of companies within the Russell 2000 Index having lower price-to-book ratios and lower forecasted growth values. The Russell 2000 Index includes the 2000 firms from the Russell 3000 Index with the smallest market capitalizations. The Russell 3000 Index represents 98% of the of the investable US equity market.

The Russell Microcap® Index measures the performance of the microcap segment of the U.S. equity market. It makes up less than 3% of the U.S. equity market. It includes 1,000 of the smallest securities in the Russell 2000 Index based on a combination of their market cap and current index membership and it includes the next 1,000 securities.

The MSCI EAFE Small-Cap Index® is a free float-adjusted market capitalization index that is designed to measure the performance of securities of small cap companies listed on the stock exchanges of 21 developed markets outside of North America with a full market capitalization range of US $200 million-$1.5 billion.

On November 3, 2008, Barclays Capital announced the rebranding of its unified family of indices under the Barclays Capital Indices name. This combines the existing Lehman Brothers and Barclays Capital indices into a single platform.

The Flexible Income Custom Index is comprised of the Barclays Capital Long-Term Government/Corporate Bond Index from the Fund’s inception to 9/30/00 and the Barclays Capital U.S. Corporate High Yield Ba Index for the time period 10/1/00 to the most recent period end to reflect the change in the Fund’s investment strategy on 10/1/00. The Adviser believes that the Custom Index is the best benchmark measurement for historical performance over eight years.

The Barclays Capital U.S. Corporate High Yield Ba Index measures the performance of intermediate (1 to 10 year) U.S. high yield issues. It includes fixed-rate, noninvestment grade debt issues rated Ba1 or lower by Moody’s, rated BB+ or lower by S&P, rated below investment grade by Fitch Investor’s Service or if unrated previously held a high yield rating or have been associated with a high yield issuer, and must trade accordingly.

The Barclays Capital Aggregate Bond Index is a fixed income, market-value-weighted index generally representative of investment grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities with maturities of at least one year.

The Barclays Capital 10-Year Municipal Bond Index includes investment grade (Moody’s Investor Services Aaa to Baa, Standard and Poor’s Corporation AAA to BBB) tax-exempt bonds with maturities between eight and twelve years.

IMPORTANT DISCLOSURES (continued)

The Municipal 20 Bond Buyer Index is comprised of yields of 20 general obligation municipal bonds published weekly by The Bond Buyer.

The Municipal 25 Bond Buyer Revenue Index is comprised of yields of 25 revenue bonds with 30-year maturities published weekly by The Bond Buyer.

The Lipper Large-Cap Growth Index is comprised of the 30 largest mutual funds in the Lipper Large-Cap Growth Funds classification.

The Lipper Mid-Cap Growth Index is comprised of the 30 largest mutual funds in the Lipper Mid-Cap Growth Funds classification.

The Lipper Large-Cap Core Index is comprised of the 30 largest mutual funds in the Lipper Large-Cap Core Funds classification.

The Lipper Mid-Cap Value Index is comprised of the 30 largest mutual funds in the Lipper Mid-Cap Value Funds classification.

The Lipper Small-Cap Core Index is comprised of the 30 largest mutual funds in the Lipper Small-Cap Core Funds classification.

The Lipper Small-Cap Value Index is comprised of the 30 largest mutual funds in the Lipper Small-Cap Value Funds classification.

The Lipper International Small-Cap Index is comprised of the 30 largest mutual funds in the Lipper International Small-Cap Funds classification.

The Lipper High Current Yield Index is comprised of the 30 largest mutual funds in the Lipper High Current Yield Funds classification.

The Lipper Intermediate Investment Grade Index is comprised of the 30 largest mutual funds in the Lipper Intermediate Investment Grade Debt Funds classification.

The Lipper Intermediate Municipal Debt Index is comprised of the 30 largest mutual funds in the Lipper Intermediate Municipal Debt Funds classification

Top 5/Bottom 5 Stock Performance Calculation Methodology

The Calculation methodology used to construct this chart took into account consistently the weighting of every holding in the Fund that contributed to the Fund’s performance during the Measurement Period, and the Chart reflects consistently the results of the Calculation. The Calculation determined the contribution of each Fund holding by calculating the weight (i.e., percentage of the Total Investments) of each holding multiplied by the rate of return for that holding during the first six months of 2009.

Morningstar Disclosures

©2009 Morningstar, Inc. All Rights Reserved. The information contained herein is: (1) proprietary to Morningstar; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.

Morningstar proprietary ratings reflect historical risk-adjusted performance as of 6/30/09 and are subject to change every month. For each fund with at least a 3-year history, Morningstar calculates a rating based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund’s monthly performance (including the effects of sales charges and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive a Morningstar RatingTM of 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars and the bottom 10% receive 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) Morningstar Rating metrics. During periods on which ratings are based, service providers of the Fund waived fees. This waiver had a material impact on the funds’ average annual returns. In the absence of fee waivers, performance would have been reduced.

IMPORTANT DISCLOSURES (continued)

Definitions of Terms

Average Credit Quality – A measure of the quality and safety of a bond, based on the issuer’s financial condition. More specifically, an evaluation from a rating service (Standard & Poor’s Rating Group) indicating the likelihood that a debt issuer will be able to meet scheduled interest and principal repayments. Typically, AAA is highest (best), and D is lowest (worst).

Beta – A measure of a fund’s sensitivity to market movements. The beta of the market is 1.00 by definition. A beta above 1 is more volatile than the overall market, while a beta below 1 is less volatile.

Duration – A generic description of the sensitivity of a bond’s price (as a percentage of initial price) to a change in yield.

EPS (Earnings per Share) Growth – Earnings per share is the portion of a company’s profit allocated to each outstanding share of common stock. EPS growth serves as an indicator of a company’s profitability.

Effective Maturity – A weighted average of the maturities of the bonds in a portfolio.

Emerging Markets – Westcore International Frontier Fund considers emerging market countries to be those countries that are neither U.S. nor developed countries.

Market Capitalization – The market capitalization represents the total value of a company or stock. It is calculated by multiplying the number of shares outstanding by the current price of one share.

Modified Duration – A duration measure in which it is assumed that yield changes do not change the expected cash flows.

Portfolio Turnover Rate – A percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding short-term investments) for the year and dividing it by the monthly average of the market value of the portfolio securities during the year.

Price to Book Value (P/B) Ratio – The P/B ratio is used to compare a company’s book value to its current market price. This ratio compares the market’s valuation of a company to the value of that company as indicated on its financial statements. The higher the ratio, the higher the premium the market is willing to pay for the company above its hard assets.

Price to Cash (P/C) Flow Ratio – The P/C flow ratio is a measure of a firm’s stock price relative to its financial performance. For a fund, the P/C flow ratio is the weighted average of all stocks held in the fund. It represents the amount an investor is willing to pay for a dollar generated from a particular company’s operations.

Price to Earnings (P/E) Ratio – The P/E ratio is a stock’s per share price divided by its per share earnings over a 12-month period. For a fund, the P/E ratio is the weighted average of all stocks held in the fund. The higher the P/E ratio, the more the market is willing to pay for each dollar of annual earnings.

SEC Yield – The SEC Yield is a standardized method of computing return on investment that the U.S. Securities and Exchange Commission (SEC) requires mutual funds to use when advertising their yields. Its objective is to allow a confusion-free comparison of the performance of different funds.

Weighted Average – An average that takes into account the proportional relevance of each component, rather than treating each component equally.

Intentionally Left Blank

FINANCIAL STATEMENTS TABLE OF CONTENTS

STATEMENTS OF INVESTMENTS
Westcore Growth Fund	34
Westcore MIDCO Growth Fund	36
Westcore Select Fund	38
Westcore Blue Chip Fund	39
Westcore Mid-Cap Value Fund	41
Westcore Small-Cap Opportunity Fund	43
Westcore Small-Cap Value Fund	45
Westcore Micro-Cap Opportunity Fund	47
Westcore International Frontier Fund	50
Westcore Flexible Income Fund	52
Westcore Plus Bond Fund	56
Westcore Colorado Tax-Exempt Fund	63
Common Abbreviations	68
STATEMENTS OF ASSETS AND LIABILITIES	69
STATEMENTS OF OPERATIONS	71
STATEMENTS OF CHANGES IN NET ASSETS	73
FINANCIAL HIGHLIGHTS	77
NOTES TO FINANCIAL STATEMENTS	85

STATEMENTS OF INVESTMENTS

WESTCORE GROWTH FUND AS OF JUNE 30, 2009

	Shares	Market Value
COMMON STOCKS		97.20%
Consumer Discretionary		11.93%
Hotels, Restaurants & Leisure		5.48%
Darden Restaurants Inc.	35,440	$1,168,811
Las Vegas Sands Corp.**	163,350	1,283,931
Marriott International Inc.	67,569	1,491,248
McDonald’s Corp.	26,750	1,537,858
Yum! Brands Inc.	30,386	1,013,069
		6,494,917

Internet & Catalog Retail		1.96%
Amazon.com Inc.**	27,745	2,321,147

Multiline Retail		1.53%
Nordstrom Inc.	33,000	656,370
Target Corp.	29,330	1,157,655
		1,814,025

Specialty Retail		2.96%
Bed Bath & Beyond Inc.**	21,700	667,275
Best Buy Inc.	46,472	1,556,347
Lowe’s Cos. Inc.	65,907	1,279,255
		3,502,877

Total Consumer Discretionary
(Cost $13,439,145)		14,132,966

Consumer Staples		1.86%
Beverages		1.86%
PepsiCo Inc.	40,032	2,200,159

Total Consumer Staples
(Cost $2,163,502)		2,200,159

Energy		10.40%
Energy Equipment & Services		4.84%
Halliburton Co.	52,722	1,091,345
Schlumberger Ltd.	45,830	2,479,862
Transocean Ltd. (Switzerland)**	29,120	2,163,325
		5,734,532

Oil Gas & Consumable Fuels		5.56%
EOG Resources Inc.	27,446	1,864,132
Hess Corp.	17,935	964,006
Occidental Petroleum Corp.	42,587	2,802,651
Petrohawk Energy Corp.**	42,940	957,562
		6,588,351

Total Energy
(Cost $13,960,480)		12,322,883

Financials		10.34%
Capital Markets		5.67%
Charles Schwab Corp.	73,790	1,294,277
Goldman Sachs Group Inc.	15,790	2,328,077
Invesco Ltd.	65,905	1,174,427
Morgan Stanley	38,110	1,086,516
Northern Trust Corp.	15,560	835,261
		6,718,558

Diversified Financial Services		4.67%
Bank of America Corp.	130,260	1,719,432
Intercontinental-Exchange Inc.**	9,470	1,081,853
JPMorgan Chase & Co.	79,930	2,726,412
		5,527,697

Total Financials
(Cost $10,374,506)		12,246,255

Healthcare		10.31%
Biotechnology		4.15%
Celgene Corp.**	31,900	1,526,096
Gilead Sciences Inc.**	72,360	3,389,343
		4,915,439

Healthcare Equipment & Supplies		1.54%
Baxter International Inc.	34,570	1,830,827

Healthcare Providers & Services		2.23%
Medco Health Solutions Inc.**	57,970	2,644,012

Life Sciences Tools & Services		1.58%
Thermo Fisher Scientific Inc.**	45,790	1,866,858

Pharmaceuticals		0.81%
Teva Pharmaceutical Industries Ltd. - ADR (Israel)	19,459	960,107

Total Healthcare
(Cost $10,304,960)		12,217,243

Industrials		9.59%
Aerospace & Defense		3.22%
Honeywell International, Inc.	44,250	1,389,450
Precision Castparts Corp.	11,769	859,490
United Technologies Corp.	30,137	1,565,918
		3,814,858

Air Freight & Logistics		1.16%
Expeditors International of Washington Inc.	41,070	1,369,274

Construction & Engineering		1.67%
Fluor Corp.	16,290	835,514
URS Corp.**	23,082	1,143,021
		1,978,535

Electrical Equipment		0.61%
First Solar Inc.**	4,476	725,649

Machinery		1.29%
Caterpillar Inc.	17,980	594,059
Danaher Corp.	15,201	938,510
		1,532,569

Road & Rail		1.64%
Norfolk Southern Corp.	27,440	1,033,665
Union Pacific Corp.	17,500	911,050
		1,944,715

Total Industrials
(Cost $10,829,943)		11,365,600

Information Technology		39.21%
Communications Equipment		9.39%
Cisco Systems Inc.**	235,782	4,394,975
Juniper Networks Inc.**	50,245	1,185,782
QUALCOMM Inc.	91,060	4,115,912
Research In Motion Ltd. (Canada)**	20,096	1,427,821
		11,124,490

Computers & Peripherals		7.85%
Apple Inc.**	40,987	5,837,779
Hewlett-Packard Co.	89,671	3,465,784
		9,303,563

Internet Software & Services		5.59%
Baidu.com Inc. - ADR (China)**	1,990	599,169
Google Inc. - Class A**	14,296	6,027,051
		6,626,220

IT Services		3.96%
Visa Inc.	75,417	4,695,462

Semiconductors & Semiconductor Equipment		5.90%
Broadcom Corp.**	150,051	3,719,765
Intel Corp.	123,995	2,052,117
Marvell Technology Group Ltd. (Bermuda)**	104,580	1,217,311
		6,989,193

STATEMENTS OF INVESTMENTS

WESTCORE GROWTH FUND AS OF JUNE 30, 2009 (continued)

	Shares	Market Value
Software		6.52%
Microsoft Corp.	178,670	$4,246,986
Oracle Corp.	162,180	3,473,896
		7,720,882

Total Information Technology
(Cost $40,747,767)		46,459,810

Materials		3.56%
Chemicals		2.23%
Monsanto Co.	27,985	2,080,404
Praxair Inc.	7,940	564,296
		2,644,700

Metals & Mining		1.33%
Freeport-McMoRan Copper & Gold Inc.	31,460	1,576,461

Total Materials
(Cost $3,193,292)		4,221,161

Total Common Stocks
(Cost $105,013,595)		115,166,077

Money Market Mutual Funds		3.42%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.260%)(1)	4,054,643	4,054,643

Total Money Market Mutual Funds
(Cost $4,054,643)		4,054,643

Total Investments
(Cost $109,068,238)	100.62%	119,220,720

Liabilities in Excess of Other Assets	(0.62%)	(740,082)

Net Assets	100.00%	$118,480,638

Westcore Growth Fund
Country Breakdown as of June 30, 2009
Country	Market Value	%
United States	$112,852,987	95.25%
Switzerland	2,163,325	1.83%
Canada	1,427,821	1.20%
Bermuda	1,217,311	1.03%
Israel	960,107	0.81%
China	599,169	0.50%
Total Investments	119,220,720	100.62%
Liabilities in Excess of Other Assets	(740,082)	(0.62%	)
Net Assets	$118,480,638	100.00%

Please note the country classification is based on the company headquarters.

All of the Fund’s investments are traded on U.S. exchanges.

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another.

**	Non-income producing security.

(1)	Investments in other funds are calculated at their respective net asset values as determined by those funds, in accordance with the Investment Company Act of 1940.

See Notes to Financial Statements.

STATEMENTS OF INVESTMENTS

WESTCORE MIDCO GROWTH FUND AS OF JUNE 30, 2009

	Shares	Market Value
COMMON STOCKS		98.55%
Consumer Discretionary		22.10%
Diversified Consumer Services		1.56%
Apollo Group Inc. - Class A**	22,100	$1,571,752

Hotels, Restaurants & Leisure		5.29%
Bally Technologies Inc.**	55,900	1,672,528
Darden Restaurants Inc.	59,500	1,962,310
WMS Industries Inc. **	54,200	1,707,842
		5,342,680

Internet & Catalog Retail		1.46%
priceline.com Inc.**	13,200	1,472,460

Media		1.87%
Marvel Entertainment Inc.**	53,000	1,886,270

Specialty Retail		6.64%
American Eagle Outfitters Inc.	125,800	1,782,586
Ross Stores Inc.	60,100	2,319,860
TJX Companies Inc.	82,400	2,592,304
		6,694,750

Textiles, Apparel & Luxury Goods		5.28%
Coach Inc.	74,400	1,999,872
Phillips-Van Heusen Corp.	61,700	1,770,173
Polo Ralph Lauren Corp.	29,000	1,552,660
		5,322,705

Total Consumer Discretionary
(Cost $20,712,796)		22,290,617

Consumer Staples		1.46%
Personal Products		1.46%
Herbalife Ltd. (Cayman Islands)	46,900	1,479,226

Total Consumer Staples
(Cost $1,714,293)		1,479,226

Energy		8.37%
Energy Equipment & Services		1.49%
Cameron International Corp.**	53,000	1,499,900

Oil, Gas & Consumable Fuels		6.88%
Bill Barrett Corp.**	47,100	1,293,366
Comstock Resources Inc.**	52,300	1,728,515
Consol Energy Inc.	37,600	1,276,896
Denbury Resources Inc.**	102,400	1,508,352
Southwestern Energy Co.**	29,300	1,138,305
		6,945,434

Total Energy
(Cost $8,526,507)		8,445,334

Financials		8.00%
Capital Markets		6.14%
Eaton Vance Corp.	51,600	1,380,300
Invesco Ltd.	106,100	1,890,702
Janus Capital Group Inc.	94,000	1,071,600
T. Rowe Price Group Inc.	44,400	1,850,148
		6,192,750

Commercial Banks		0.96%
First Horizon National Corp.	80,260	963,120

Insurance		0.90%
Axis Capital Holdings Ltd. (Bermuda)	34,800	911,064

Total Financial
(Cost $6,685,152)		8,066,934

Healthcare		12.51%
Biotechnology		2.88%
Cephalon Inc. **	23,300	1,319,945
Vertex Pharmaceuticals Inc.**	44,600	1,589,544
		2,909,489

Healthcare Equipment & Services		1.98%
Edwards Lifesciences Corp.**	12,900	877,587
St. Jude Medical Inc.**	27,300	1,122,030
		1,999,617

Healthcare Providers & Services		2.26%
DaVita Inc.**	26,750	1,323,055
Laboratory Corporation of America Holdings**	14,100	955,839
		2,278,894

Life Sciences Tools & Services		4.44%
Thermo Fisher Scientific Inc.**	52,400	2,136,348
Waters Corp.**	45,400	2,336,738
		4,473,086

Pharmaceuticals		0.95%
Shire Pharmaceuticals - ADR (United Kingdom)	23,100	958,188

Total Healthcare
(Cost $10,491,273)		12,619,274

Industrials		18.25%
Aerospace & Defense		2.40%
Goodrich Corp.	48,400	2,418,548

Air Freight & Logistics		0.44%
UTi Worldwide Inc.**	38,900	443,460

Building Products		1.49%
Lennox International Inc.	46,600	1,497,724

Construction & Engineering		1.47%
Jacobs Engineering Group Inc.**	35,300	1,485,777

Electrical Equipment		1.43%
Rockwell Automation Inc.	45,000	1,445,400

Machinery		6.36%
Cummins Inc.	41,400	1,457,694
Pall Corp.	47,400	1,258,944
Parker Hannifin Corp.	33,600	1,443,456
Pentair Inc.	36,300	930,006
SPX Corp.	27,000	1,322,190
		6,412,290

Professional Services		2.84%
Monster Worldwide Inc.**	109,500	1,293,195
Robert Half International Inc.	66,500	1,570,730
		2,863,925

Road & Rail		1.82%
J.B. Hunt Transport Services Inc.	29,900	912,847
Knight Transportation Inc.	56,000	926,800
		1,839,647

Total Industrials
(Cost $18,157,162)		18,406,771

STATEMENTS OF INVESTMENTS

WESTCORE MIDCO GROWTH FUND AS OF JUNE 30, 2009 (continued)

	Shares	Market Value
Information Technology		23.40%
Computer & Peripherals		5.24%
NCR Corp.**	138,100	$1,633,723
Network Appliance Inc.**	104,800	2,066,656
Western Digital Corp.**	60,000	1,590,000
		5,290,379

Electronic Equipment Instruments & Components		3.11%
Agilent Technologies Inc.**	80,300	1,630,893
Dolby Laboratories Inc.**	40,400	1,506,112
		3,137,005

Internet Software & Services		2.13%
Sohu.com Inc. (China)**	15,700	986,431
VeriSign Inc.**	62,900	1,162,392
		2,148,823

Semiconductors & Semiconductor Equipment		11.57%
Analog Devices Inc.	73,800	1,828,764
Broadcom Corp. - Class A**	85,800	2,126,981
Lam Research Corp.**	60,600	1,575,600
Marvell Technology Group Ltd. (Bermuda)**	159,600	1,857,744
Novellus Systems Inc.**	85,500	1,427,850
Silicon Laboratories Inc.**	41,000	1,555,540
Xilinx Inc.	63,600	1,301,256
		11,673,735

Software		1.35%
Sybase Inc.**	43,400	1,360,156

Total Information Technology
(Cost $21,318,254)		23,610,098

Materials		4.46%
Chemicals		4.46%
Celanese Corp.	67,800	1,610,250
CF Industries Holdings Inc.	19,800	1,467,972
FMC Corp.	30,000	1,419,001
		4,497,223

Total Materials
(Cost $3,708,220)		4,497,223

Total Common Stocks
(Cost $91,313,657)		99,415,477

Money Market Mutual Funds		1.55%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.260%)(1)	1,560,987	1,560,987

Total Money Market Mutual Funds
(Cost $1,560,987)		1,560,987

Total Investments
(Cost $92,874,644)	100.10%	100,976,464

Liabilities in Excess of Other Assets	(0.10%)	(104,051)

Net Assets	100.00%	$100,872,413

Westcore MIDCO Growth Fund
Country Breakdown as of June 30, 2009
Country	Market Value	%
United States	$94,783,811	93.96%
Bermuda	2,768,808	2.75%
Cayman Islands	1,479,226	1.46%
China	986,431	0.98%
United Kingdom	958,188	0.95%
Total Investments	100,976,464	100.10%
Liabilities in Excess of Other Assets	(104,051)	(0.10%	)
Net Assets	$100,872,413	100.00%

Please note the country classification is based on the company headquarters.

All of the Fund’s investments are traded on U.S. exchanges.

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another.

**	Non-income producing security.

(1)	Investments in other funds are calculated at their respective net asset values as determined by those funds, in accordance with the Investment Company Act of 1940.

See Notes to Financial Statements.

STATEMENTS OF INVESTMENTS

WESTCORE SELECT FUND AS OF JUNE 30, 2009

	Shares	Market Value
COMMON STOCKS		94.37%
Consumer Discretionary		20.28%
Hotels Restaurants & Leisure		4.92%
Bally Technologies Inc.**	69,000	$2,064,480

Specialty Retail		7.51%
American Eagle Outfitters Inc.	105,100	1,489,267
Ross Stores Inc.	43,000	1,659,800
		3,149,067

Textiles Apparel & Luxury Goods		7.85%
Phillips-Van Heusen Corp.	50,100	1,437,369
Polo Ralph Lauren Corp.	34,600	1,852,484
		3,289,853

Total Consumer Discretionary
(Cost $7,920,846)		8,503,400

Consumer Staples		5.25%
Personal Products		5.25%
Herbalife Ltd. (Cayman Islands)	69,800	2,201,492

Total Consumer Staples
(Cost $1,228,858)		2,201,492

Energy		2.95%
Oil, Gas & Consumable Fuels		2.95%
Comstock Resources Inc.**	37,400	1,236,070

Total Energy
(Cost $1,407,599)		1,236,070

Financials		4.94%
Capital Markets		4.94%
Invesco Ltd.	116,200	2,070,684

Total Financials
(Cost $2,322,936)		2,070,684

Healthcare		13.44%
Biotechnology		4.63%
Cephalon Inc. **	34,300	1,943,095

Healthcare Providers & Services		4.31%
DaVita Inc.**	36,500	1,805,290

Life Sciences Tools & Services		4.50%
Thermo Fisher Scientific Inc.**	46,300	1,887,651

Total Healthcare
(Cost $5,646,268)		5,636,036

Industrials		12.60%
Aerospace & Defense		9.22%
Goodrich Corp.	40,900	2,043,773
HEICO Corp.	50,300	1,823,878
		3,867,651

Professional Services		3.38%
Monster Worldwide Inc.**	120,000	1,417,200

Total Industrials
(Cost $4,858,852)		5,284,851

Information Technology		31.20%
Communications Equipment		3.44%
Arris Group Inc.**	118,700	1,443,392

Computers & Peripherals		7.24%
Synaptics Inc.**	35,600	1,375,940
Western Digital Corp.**	62,700	1,661,550
		3,037,490

Semiconductors & Semiconductor Equipment		20.52%
Analog Devices Inc.	85,600	2,121,168
Broadcom Corp.**	55,300	1,370,887
Lam Research Corp.**	72,500	1,885,000
Marvell Technology Group Ltd. (Bermuda)**	132,700	1,544,628
Novellus Systems Inc.**	100,700	1,681,690
		8,603,373

Total Information Technology
(Cost $11,259,325)		13,084,255

Materials		3.71%
Chemicals		3.71%
CF Industries Holdings Inc.	21,000	1,556,940

Total Materials
(Cost $1,592,424)		1,556,940

Total Common Stocks
(Cost $36,237,108)		39,573,728

Money Market Mutual Funds		2.74%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.260%)(1)	1,149,210	1,149,210

Total Money Market Mutual Funds
(Cost $1,149,210)		1,149,210

Total Investments
(Cost $37,386,318)	97.11%	40,722,938

Other Assets in Excess of Liabilities	2.89%	1,210,147

Net Assets	100.00%	$41,933,085

Westcore Select Fund
Country Breakdown as of June 30, 2009
Country	Market Value	%
United States	$36,976,818	88.18%
Cayman Islands	2,201,492	5.25%
Bermuda	1,544,628	3.68%
Total Investments	40,722,938	97.11%
Other Assets in Excess of Liabilities	1,210,147	2.89%
Net Assets	$41,933,085	100.00%

Please note the country classification is based on the company headquarters.

All of the Fund’s investments are traded on U.S. exchanges.

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another.

**	Non-income producing security.

(1)	Investments in other funds are calculated at their respective net asset values as determined by those funds, in accordance with the Investment Company Act of 1940.

See Notes to Financial Statements.

STATEMENTS OF INVESTMENTS

WESTCORE BLUE CHIP FUND AS OF JUNE 30, 2009

	Shares	Market Value
COMMON STOCKS		99.18%
Basic Materials		5.54%
Forestry & Paper		2.14%
International Paper Co.	51,350	$776,926

Other Materials		1.93%
Ball Corp.	15,550	702,238

Specialty Chemicals		1.47%
The Mosaic Co.	12,050	533,815

Total Basic Materials
(Cost $2,204,844)		2,012,979

Capital Goods		4.71%
Aerospace & Defense		2.66%
General Dynamics Corp.	8,200	454,198
Raytheon Co.	11,500	510,945
		965,143

Industrial Products		2.05%
ITT Corp.	16,700	743,150

Total Capital Goods
(Cost $1,505,058)		1,708,293

Commercial Services		5.42%
Business Products & Services		2.67%
Quanta Services Inc. **	41,900	969,147

IT Services		1.39%
Computer Sciences Corp.**	11,400	505,020

Transaction Processing		1.36%
The Western Union Co.	30,050	492,820

Total Commercial Services
(Cost $2,231,988)		1,966,987

Communications		8.84%
Networking		4.03%
Cisco Systems Inc.**	78,400	1,461,376

Telecomm Equipment & Solutions		4.81%
Nokia Corp. - ADR (Finland)	26,800	390,744
QUALCOMM Inc.	30,000	1,356,000
		1,746,744

Total Communications
(Cost $3,506,446)		3,208,120

Consumer Cyclical		11.09%
Apparel & Footwear Manufacturing		1.65%
Nike Inc. - Class B	11,550	598,059

Clothing & Accessories		1.43%
TJX Companies Inc.	16,500	519,090

Hotels & Gaming		0.49%
Starwood Hotels & Resorts Worldwide Inc.	8,050	178,710

Other Consumer Services		1.73%
Expedia Inc.**	41,650	629,332

Publishing & Media		2.20%
Walt Disney Co.	34,300	800,219

Restaurants		2.02%
Darden Restaurants Inc.	22,200	732,156

Specialty Retail		1.57%
Best Buy Inc.	17,000	569,330

Total Consumer Cyclical
(Cost $4,070,216)		4,026,896

Consumer Staples		6.91%
Consumer Products		2.63%
Colgate-Palmolive Co.	13,500	954,990

Food & Agricultural Products		4.28%
Campbell Soup Co.	24,900	732,558
Unilever N.V. (Netherlands)	34,000	822,120
		1,554,678

Total Consumer Staples
(Cost $2,695,055)		2,509,668

Energy		13.71%
Exploration & Production		6.62%
Occidental Petroleum Corp.	21,700	1,428,076
XTO Energy Inc.	25,625	977,338
		2,405,414

Integrated Oils		4.11%
ConocoPhillips	3,500	147,210
Exxon Mobil Corp.	6,600	461,406
Marathon Oil Corp.	29,300	882,809
		1,491,425

Oil Services		2.98%
Transocean Ltd. (Switzerland)**	14,542	1,080,325

Total Energy
(Cost $3,215,195)		4,977,164

Interest Rate Sensitive		12.07%
Integrated Financial Services		3.04%
JPMorgan Chase & Co.	32,300	1,101,753

Money Center Banks		1.63%
Bank of America Corp.	44,950	593,340

Property Casualty Insurance		2.63%
ACE Ltd. (Switzerland)	14,200	628,066
Travelers Cos. Inc.	7,950	326,268
		954,334

Regional Banks		2.10%
The Bank of New York Mellon Corp.	14,100	413,271
SunTrust Banks Inc.	21,300	350,385
		763,656

Securities & Asset Management		2.67%
Invesco Ltd.	20,850	371,547
State Street Corp.	12,700	599,440
		970,987

Total Interest Rate Sensitive
(Cost $4,878,272)		4,384,070

Medical & Healthcare		11.59%
Medical Technology		2.13%
Zimmer Holdings Inc.**	18,150	773,190

Pharmaceuticals		9.46%
Abbott Laboratories	19,650	924,336
Amgen Inc.**	20,000	1,058,800
Forest Laboratories Inc.**	29,650	744,512
Wyeth	15,600	708,084
		3,435,732

Total Medical & Healthcare
(Cost $4,357,325)		4,208,922

Technology		13.52%
Computer Software		4.05%
Microsoft Corp.	32,600	774,902
Symantec Corp.**	44,600	693,976
		1,468,878

STATEMENTS OF INVESTMENTS

WESTCORE BLUE CHIP FUND AS OF JUNE 30, 2009 (continued)

	Shares	Market Value
PC’s & Servers		4.77%
Dell Inc.**	42,400	$582,152
International Business Machines Corp.	11,000	1,148,619
		1,730,771

Semiconductors		4.70%
Altera Corp.	56,500	919,820
Intel Corp.	47,600	787,780
		1,707,600

Total Technology
(Cost $5,146,391)		4,907,249

Transportation		2.26%
Railroads		2.26%
Norfolk Southern Corp.	21,750	819,323

Total Transportation
(Cost $772,650)		819,323

Utilities		3.52%
Independent Power		1.46%
PPL Corp.	16,100	530,656

Regulated Electric		2.06%
Edison International	23,800	748,748

Total Utilities
(Cost $1,417,304)		1,279,404

Total Common Stocks
(Cost $36,000,744)		36,009,075

Money Market Mutual Funds		0.82%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.260%)(1)	299,845	299,845

Total Money Market Mutual Funds
(Cost $299,845)		299,845

Total Investments
(Cost $36,300,589)	100.00%	36,308,920

Liabilities in Excess of Other Assets	0.00%(2)	(893)

Net Assets	100.00%	$36,308,027

Westcore Blue Chip Fund
Country Breakdown as of June 30, 2009
Country	Market Value	%
United States	$33,387,665	91.96%
Switzerland	1,708,391	4.70%
Netherlands	822,120	2.26%
Finland	390,744	1.08%
Total Investments	36,308,920	100.00%
Liabilities in Excess of Other Assets	(893)	0.00%(2)
Net Assets	$36,308,027	100.00%

Please note the country classification is based on the company headquarters.

All of the Fund’s investments are traded on U.S. exchanges.

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another.

**	Non-income producing security.

(1)	Investments in other funds are calculated at their respective net asset values as determined by those funds, in accordance with the Investment Company Act of 1940.

(2)	Less than 0.005%.

See Notes to Financial Statements.

STATEMENTS OF INVESTMENTS

WESTCORE MID-CAP VALUE FUND AS OF JUNE 30, 2009

	Shares	Market Value
COMMON STOCKS		97.15%
Basic Materials		7.21%
Forestry & Paper		2.14%
International Paper Co.	63,400	$959,242

Other Materials (Rubber & Plastic)		5.07%
Crown Holdings Inc.**	47,350	1,143,029
Owens-Illinois Inc.**	11,100	310,911
Pactiv Corp.**	37,550	815,962
		2,269,902

Total Basic Materials
(Cost $2,155,279)		3,229,144

Capital Goods		2.73%
Electrical Equipment		2.73%
General Cable Corp.**	32,500	1,221,350

Total Capital Goods
(Cost $1,737,911)		1,221,350

Commercial Services		5.99%
Business Products & Services		3.11%
Quanta Services Inc. **	60,275	1,394,161

Environmental & Pollution Control		1.91%
Waste Connections Inc. **	32,990	854,771

IT Services		0.97%
Affiliated Computer Services Inc.**	9,800	435,316

Total Commercial Services
(Cost $2,715,330)		2,684,248

Communications		4.14%
Telecomm Equipment & Solutions		4.14%
Adtran Inc.	32,150	690,261
CommScope Inc.**	44,300	1,163,318
		1,853,579

Total Communications
(Cost $1,956,673)		1,853,579

Consumer Cyclical		12.54%
Clothing & Accessories		4.57%
Abercrombie & Fitch Co. - Class A	21,300	540,807
Polo Ralph Lauren Corp.	13,000	696,020
TJX Companies Inc.	25,700	808,521
		2,045,348

Department Stores		1.67%
Macy’s Inc.	63,600	747,936

Hotels & Gaming		1.24%
Starwood Hotels & Resorts Worldwide Inc.	25,050	556,110

Motor Vehicle Parts		1.62%
Autoliv Inc. (Sweden)	25,300	727,881

Restaurants		2.00%
Darden Restaurants Inc.	27,150	895,407

Specialty Retail		1.44%
Tiffany & Co.	25,460	645,666

Total Consumer Cyclical
(Cost $7,185,202)		5,618,348

Consumer Staples		7.72%
Beverages: Non-Alcoholic		2.21%
Pepsi Bottling Group Inc.	29,200	988,128

Food & Agricultural Products		5.51%
Dean Foods Co.**	37,300	715,787
The JM Smucker Co.	17,100	832,086
Tyson Foods Inc. - Class A	73,150	922,422
		2,470,295

Total Consumer Staples
(Cost $3,235,926)		3,458,423

Energy		5.12%
Exploration & Production		2.89%
Denbury Resources Inc.**	22,700	334,371
Forest Oil Corp.**	20,500	305,860
Range Resources Corp.	15,750	652,208
		1,292,439

Oil Services		0.90%
Tidewater Inc.	9,400	402,978

Refining & Marketing		1.33%
Holly Corp.	33,200	596,936

Total Energy
(Cost $2,495,449)		2,292,353

Interest Rate Sensitive		17.26%
Life & Health Insurance		2.40%
Reinsurance Group of America Inc.	30,741	1,073,168

Property Casualty Insurance		5.68%
Assured Guaranty Ltd. (Bermuda)	64,300	796,034
Axis Capital Holdings Ltd. (Bermuda)	27,200	712,096
PartnerRe Ltd. (Bermuda)	15,940	1,035,302
		2,543,432

Regional Banks		2.50%
SunTrust Banks Inc.	41,300	679,385
Zions Bancorporation	38,300	442,748
		1,122,133

Securities & Asset Management		3.82%
Affiliated Managers Group Inc.**	10,850	631,362
Invesco Ltd.	60,500	1,078,110
		1,709,472

Thrifts		2.86%
Annaly Capital Management Inc.	84,800	1,283,872

Total Interest Rate Sensitive
(Cost $8,717,604)		7,732,077

Medical & Healthcare		8.03%
Healthcare Services		2.15%
Omnicare Inc.	37,400	963,424

Medical Technology		2.08%
Life Technologies Corp.**	22,330	931,608

Pharmaceuticals		3.80%
Cephalon Inc. **	14,600	827,090
Forest Laboratories Inc.**	34,800	873,827
		1,700,917

Total Medical & Healthcare
(Cost $3,394,380)		3,595,949

Real Estate Investment Trusts (REITs)		4.45%
Healthcare		1.41%
Ventas Inc.	21,200	633,032

Hotels		1.26%
Host Hotels & Resorts Inc.	67,300	564,647

STATEMENTS OF INVESTMENTS

WESTCORE MID-CAP VALUE FUND AS OF JUNE 30, 2009 (continued)

	Shares	Market Value
Multi-Family Housing		0.94%
Camden Property Trust	15,200	$419,520

Office Properties		0.84%
Alexandria Real Estate Equities Inc.	10,500	375,795

Total Real Estate Investment Trusts (REITs)
(Cost $3,458,708)		1,992,994

Technology		7.54%
Computer Software		2.22%
Symantec Corp.**	41,900	651,964
Synopsys Inc.**	17,400	339,474
		991,438

Electronic Equipment		0.59%
Belden Inc.	15,800	263,860

Semiconductors		2.84%
Altera Corp.	51,680	841,350
Integrated Device Technology Inc.**	71,200	430,048
		1,271,398

Technology Resellers & Distributors		1.89%
Ingram Micro Inc. - Class A**	48,450	847,875

Total Technology
(Cost $4,190,065)		3,374,571

Transportation		1.78%
Railroads		1.05%
CSX Corp.	13,600	470,968

Trucking, Shipping & Air Freight		0.73%
Diana Shipping Inc. (Greece)	24,600	327,672

Total Transportation
(Cost $1,035,174)		798,640

Utilities		12.64%
Gas Utilities		2.52%
UGI Corp.	44,255	1,128,060

Independent Power		1.72%
PPL Corp.	23,330	768,957

Integrated Gas & Electric		3.81%
CenterPoint Energy Inc.	78,935	874,600
NiSource Inc.	71,500	833,690
		1,708,290
Regulated Electric		4.59%
Edison International	30,200	950,092
Westar Energy Inc.	58,800	1,103,675
		2,053,767

Total Utilities
(Cost $6,569,024)		5,659,074

Total Common Stocks
(Cost $48,846,725)		43,510,750

Money Market Mutual Funds		2.67%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.260%)(1)	1,195,720	1,195,720

Total Money Market Mutual Funds
(Cost $1,195,720)		1,195,720

Total Investments
(Cost $50,042,445)	99.82%	44,706,470

Other Assets in Excess of Liabilities	0.18%	81,164

Net Assets	100.00%	$44,787,634

Westcore Mid-Cap Value Fund
Country Breakdown as of June 30, 2009
Country	Market Value	%
United States	$41,107,485	91.79%
Bermuda	2,543,432	5.68%
Sweden	727,881	1.62%
Greece	327,672	0.73%
Total Investments	44,706,470	99.82%
Other Assets in Excess of Liabilities	81,164	0.18%
Net Assets	$44,787,634	100.00%

Please note the country classification is based on the company headquarters.

All of the Fund’s investments are traded on U.S. exchanges.

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another.

**	Non-income producing security.

(1)	Investments in other funds are calculated at their respective net asset values as determined by those funds, in accordance with the Investment Company Act of 1940.

See Notes to Financial Statements.

STATEMENTS OF INVESTMENTS

WESTCORE SMALL-CAP OPPORTUNITY FUND AS OF JUNE 30, 2009

	Shares	Market Value
COMMON STOCKS		97.46%
Basic Materials		5.48%
Precious Metals		0.88%
Thompson Creek Metals Co. Inc. (Canada)**	21,100	$215,642

Specialty Chemicals		3.18%
NewMarket Corp.	7,750	521,808
OM Group Inc.**	8,800	255,376
		777,184

Steel		1.42%
Schnitzer Steel Industries Inc.	6,550	346,233

Total Basic Materials
(Cost $1,340,330)		1,339,059

Capital Goods		7.82%
Electrical Equipment		1.74%
General Cable Corp.**	11,295	424,466

Engineering & Construction		3.00%
EMCOR Group Inc.**	25,670	516,480
Integrated Electrical Services Inc.**	27,880	217,743
		734,223

Industrial Products		1.57%
EnPro Industries Inc.**	21,300	383,613

Machinery		1.51%
Columbus McKinnon Corp.**	29,170	369,001

Total Capital Goods
(Cost $2,497,443)		1,911,303

Commercial Services		4.60%
Business Products & Services		1.42%
CRA International Inc.**	12,500	347,000

Environmental & Pollution Control		3.18%
Waste Connections Inc. **	30,010	777,559

Total Commercial Services
(Cost $1,150,495)		1,124,559

Communications		6.67%
Telecomm Equipment & Solutions		6.67%
CommScope Inc.**	16,840	442,218
Novatel Wireless Inc.**	64,655	583,188
Syniverse Holdings Inc.**	37,800	605,935
		1,631,341
Total Communications
(Cost $1,693,513)		1,631,341

Consumer Cyclical		14.97%
Apparel & Footwear Manufacturers		1.36%
Wolverine World Wide Inc.	15,060	332,224

Clothing & Accessories		7.89%
Aeropostale Inc.**	10,665	365,490
The Cato Corp. - Class A	22,800	397,632
The Children’s Place Retail Stores Inc.**	15,800	417,593
Kenneth Cole Productions Inc. - Class A	21,700	152,551
Steven Madden Ltd.**	23,450	596,802
		1,930,068

Motor Vehicle Parts		1.06%
Autoliv Inc. (Sweden)	9,000	258,930

Recreation & Leisure		3.13%
Steiner Leisure Ltd.**	12,300	375,519
WMS Industries Inc. **	12,385	390,251
		765,770

Restaurants		1.53%
CEC Entertainment Inc.**	12,700	374,396

Total Consumer Cyclical
(Cost $3,048,344)		3,661,388

Consumer Staples		5.87%
Consumer Products		0.89%
Elizabeth Arden Inc.**	25,010	218,337

Food & Agricultural Products		1.95%
Calavo Growers Inc.	24,020	476,317

Grocery & Convenience		3.03%
Casey’s General Stores Inc.	28,820	740,386

Total Consumer Staples
(Cost $1,488,550)		1,435,040

Energy		2.45%
Exploration & Production		0.82%
Carrizo Oil & Gas Inc.**	11,725	201,084

Oil Services		1.63%
Oil States International Inc.**	11,660	282,289
T-3 Energy Services Inc.**	9,640	114,812
		397,101

Total Energy
(Cost $949,699)		598,185

Interest Rate Sensitive		13.67%
Other Banks		2.99%
Boston Private Financial Holdings Inc.	57,850	259,168
First Midwest Bancorp Inc.	21,800	159,358
PacWest Bancorp	23,710	312,024
		730,550

Property Casualty Insurance		4.62%
IPC Holdings Ltd. (Bermuda)	14,460	395,336
Max Capital Group Ltd. (Bermuda)	22,110	408,150
The Hanover Insurance Group Inc.	8,600	327,746
		1,131,232

Securities & Asset Management		2.66%
Piper Jaffray Cos. **	14,885	650,028

Specialty Finance		1.25%
First Cash Financial Services Inc.**	17,460	305,899

Thrifts		2.15%
Anworth Mortgage Asset Corp.	72,900	525,609

Total Interest Rate Sensitive
(Cost $3,410,117)		3,343,318

Medical & Healthcare		12.93%
Healthcare Services		5.82%
Centene Corp.**	23,850	476,522
Kendle International Inc.**	10,400	127,296
Life Sciences Research Inc.**	16,150	115,796
LifePoint Hospitals Inc.**	15,600	409,500
Lincare Holdings Inc.**	12,500	294,000
		1,423,114

Medical Products & Supplies		5.74%
Orthofix International N.V. (Netherlands)**	26,250	656,513
STERIS Corp.	28,620	746,409
		1,402,922

STATEMENTS OF INVESTMENTS

WESTCORE SMALL-CAP OPPORTUNITY FUND AS OF JUNE 30, 2009 (continued)

	Shares	Market Value
Medical Technology		1.37%
SurModics Inc.**	9,020	$204,123
ZOLL Medical Corp.**	6,800	131,512
		335,635

Total Medical & Healthcare
(Cost $4,055,780)		3,161,671

Real Estate Investment Trusts (REITs)		4.24%
Industrial Properties		0.96%
DCT Industrial Trust Inc.	57,300	233,784

Office		1.01%
BioMed Realty Trust Inc.	24,200	247,566

Office Industrial		2.27%
PS Business Parks Inc.	11,465	555,365

Total Real Estate Investment Trusts (REITs)
(Cost $1,176,762)		1,036,715

Technology		10.54%
Computer Software		3.71%
Manhattan Associates Inc.**	7,300	133,006
Parametric Technology Corp.**	19,500	227,955
SPSS Inc.**	8,600	286,982
Sybase Inc.**	8,250	258,555
		906,498

Electronic Equipment		3.33%
Belden Inc.	25,750	430,025
Rofin-Sinar Technologies Inc.**	19,250	385,193
		815,218

Semiconductor Capital Equipment		2.46%
Advanced Energy Industries Inc.**	36,940	332,091
Veeco Instruments Inc.**	23,160	268,424
		600,515

Semiconductors		1.04%
Integrated Device Technology Inc.**	42,200	254,888

Total Technology
(Cost $3,189,785)		2,577,119

Transportation		3.89%
Trucking, Shipping & Air Freight		3.89%
Marten Transport Ltd.**	24,800	514,848
Tsakos Energy Navigation Ltd. (Greece)	15,100	243,714
Ultrapetrol Bahamas Ltd. (Bahamas)**	43,470	192,572
		951,134

Total Transportation
(Cost $1,336,783)		951,134

Utilities		4.33%
Gas Utilities		2.83%
South Jersey Industries Inc.	19,820	691,520

Regulated Electric		1.50%
Westar Energy Inc.	19,630	368,455

Total Utilities
(Cost $1,091,110)		1,059,975

Total Common Stocks
(Cost $26,428,711)		23,830,807

Money Market Mutual Funds		4.46%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.260%)(1)	1,090,830	1,090,830

Total Money Market Mutual Funds
(Cost $1,090,830)		1,090,830

Total Investments
(Cost $27,519,541)	101.92%	24,921,637

Liabilities in Excess of Other Assets	(1.92%)	(468,985)

Net Assets	100.00%	$24,452,652

Westcore Small-Cap Opportunity Fund
Country Breakdown as of June 30, 2009
Country	Market Value	%
United States	$22,550,780	92.22%
Bermuda	803,486	3.29%
Netherlands	656,513	2.68%
Sweden	258,930	1.06%
Greece	243,714	1.00%
Canada	215,642	0.88%
Bahamas	192,572	0.79%
Total Investments	24,921,637	101.92%
Liabilities in Excess of Other Assets	(468,985)	(1.92%	)
Net Assets	$24,452,652	100.00%

Please note the country classification is based on the company headquarters.

All of the Fund’s investments are traded on U.S. exchanges.

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another.

**	Non-income producing security.

(1)	Investments in other funds are calculated at their respective net asset values as determined by those funds, in accordance with the Investment Company Act of 1940.

See Notes to Financial Statements.

STATEMENTS OF INVESTMENTS

WESTCORE SMALL-CAP VALUE FUND AS OF JUNE 30, 2009

	Shares	Market Value
COMMON STOCKS		96.32%
Basic Materials		5.06%
Forestry & Paper		2.69%
Albany International Corp. - Class A	110,170	$1,253,735
Temple-Inland Inc.	303,800	3,985,856
		5,239,591

Steel		2.37%
Schnitzer Steel Industries Inc.	46,900	2,479,134
Worthington Industries Inc.	166,200	2,125,698
		4,604,832

Total Basic Materials
(Cost $10,040,012)		9,844,423

Capital Goods		3.06%
Aerospace & Defense Suppliers		0.91%
Triumph Group Inc.	44,400	1,776,000

Engineering & Construction		1.44%
Chicago Bridge & Iron Co. N.V. (Netherlands)	226,400	2,807,360

Industrial Products		0.71%
Lincoln Electric Holdings Inc.	38,130	1,374,205

Total Capital Goods
(Cost $5,664,588)		5,957,565

Commercial Services		5.27%
Business Products & Services		5.27%
Brink’s Co.	110,200	3,199,106
CDI Corp.	227,535	2,537,015
Ennis Inc.	362,810	4,520,613
		10,256,734

Total Commercial Services
(Cost $14,491,835)		10,256,734

Communications		3.29%
Telecomm Equipment & Solutions		3.29%
Adtran Inc.	298,150	6,401,281

Total Communications
(Cost $6,162,243)		6,401,281

Consumer Cyclical		15.26%
Clothing & Accessories		4.94%
Columbia Sportswear Co.	38,700	1,196,604
Foot Locker Inc.	303,800	3,180,786
Stage Stores Inc.	472,360	5,243,196
		9,620,586

Consumer Durables		2.24%
Knoll Inc.	258,250	1,957,535
Toro Co.	80,700	2,412,930
		4,370,465

General Merchandise		0.91%
Fred’s Inc.	140,000	1,764,000

Hard Goods Retail		1.41%
Aaron Rents Inc.	91,710	2,734,792

Motor Vehicle Parts		0.94%
Autoliv Inc. (Sweden)	63,700	1,832,649

Other Consumer Services		0.77%
Regis Corp.	86,100	1,499,001

Restaurants		2.74%
Bob Evans Farms Inc.	185,855	5,341,473

Specialty Retail		1.31%
Movado Group Inc.	241,495	2,545,357

Total Consumer Cyclical
(Cost $31,549,404)		29,708,323

Consumer Staples		7.43%
Food & Agriculture Products		2.05%
Lancaster Colony Corp.	90,540	3,990,098

Grocery & Convenience		3.28%
Casey’s General Stores Inc.	248,665	6,388,204

Home Products		2.10%
Tupperware Brands Corp.	156,950	4,083,839

Total Consumer Staples
(Cost $14,355,603)		14,462,141

Energy		4.09%
Alternative Energy		1.35%
EnergySolutions Inc.	285,900	2,630,280

Exploration & Production		0.56%
St. Mary Land & Exploration Co.	52,100	1,087,327

Oil Services		0.81%
Tidewater Inc.	36,900	1,581,903

Refining & Marketing		1.37%
Holly Corp.	147,700	2,655,646

Total Energy
(Cost $11,566,674)		7,955,156

Interest Rate Sensitive		23.12%
Life & Health Insurance		2.71%
American Equity Investment Life Holding Co.	502,750	2,805,345
StanCorp Financial Group Inc.	86,400	2,477,952
		5,283,297

Other Banks		6.03%
Central Pacific Financial Corp.	120,667	452,501
Community Bank System Inc.	124,200	1,808,352
Independent Bank Corp.	47,400	933,780
PacWest Bancorp	181,655	2,390,580
Westamerica Bancorp	67,920	3,369,511
Whitney Holding Corp.	71,500	654,940
Wintrust Financial Corp.	132,200	2,125,776
		11,735,440

Property Casualty Insurance		8.06%
Assured Guaranty Ltd. (Bermuda)	322,260	3,989,579
Endurance Specialty Holdings Ltd. (Bermuda)	71,500	2,094,950
Max Capital Group Ltd. (Bermuda)	227,265	4,195,311
Platinum Underwriters Holdings Ltd. (Bermuda)	129,275	3,695,972
Safety Insurance Group Inc.	56,000	1,711,360
		15,687,172

STATEMENTS OF INVESTMENTS

WESTCORE SMALL-CAP VALUE FUND AS OF JUNE 30, 2009 (continued)

	Shares	Market Value
Securities & Asset Management		1.07%
SWS Group Inc.	148,950	$2,080,832

Specialty Finance		1.83%
Cash America International Inc.	152,460	3,566,039

Thrifts & Mortgage REITs		3.42%
Astoria Financial Corp.	223,400	1,916,772
MFA Financial Inc.	685,640	4,744,629
		6,661,401

Total Interest Rate Sensitive
(Cost $51,567,361)		45,014,181

Medical & Healthcare		9.74%
Healthcare Services		3.26%
Owens & Minor Inc.	144,710	6,341,192

Medical Products & Supplies		5.25%
Cooper Companies Inc.	104,250	2,578,103
Meridian Bioscience Inc.	166,175	3,752,232
STERIS Corp.	149,550	3,900,263
		10,230,598

Pharmaceuticals		1.23%
Biovail Corp. (Canada)	178,100	2,395,445

Total Medical & Healthcare
(Cost $18,596,825)		18,967,235

Real Estate Investment Trusts (REITs)		5.46%
Apartments		1.39%
American Campus Communities Inc.	122,100	2,708,178

Hotels		1.44%
DiamondRock Hospitality Co.	448,800	2,809,488

Manufactured Homes		1.02%
Equity Lifestyle Properties Inc.	53,500	1,989,130

Office - Industrial		1.61%
Mack-Cali Realty Corp.	70,000	1,596,000
Parkway Properties Inc.	118,195	1,536,535
		3,132,535

Total Real Estate Investment Trusts (REITs)
(Cost $14,468,137)		10,639,331

Technology		7.75%
Computer Software		1.90%
Blackbaud Inc.	237,645	3,695,380

Electronic Equipment		4.91%
Belden Inc.	338,000	5,644,600
Park Electrochemical Corp.	181,400	3,905,542
		9,550,142

Semiconductor Capital Equipment		0.94%
Cohu Inc.	204,600	1,837,308

Total Technology
(Cost $22,929,711)		15,082,830

Transportation		1.16%
Trucking, Shipping & Air Freight		1.16%
Arkansas Best Corp.	86,100	2,268,735

Total Transportation
(Cost $2,859,630)		2,268,735

Utilities		5.63%
Gas Utilities		4.46%
Northwest Natural Gas Co.	88,760	3,933,843
South Jersey Industries Inc.	136,375	4,758,124
		8,691,967

Regulated Electric		1.17%
UIL Holdings Corp.	101,000	2,267,450

Total Utilities
(Cost $11,867,470)		10,959,417

Total Common Stocks
(Cost $216,119,493)		187,517,352

Money Market Mutual Funds		3.79%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.260%)(1)	7,374,668	7,374,668

Total Money Market Mutual Funds
(Cost $7,374,668)		7,374,668

Total Investments
(Cost $223,494,161)	100.11%	194,892,020

Liabilities in Excess of Other Assets	(0.11%)	(209,072)

Net Assets	100.00%	$194,682,948

Westcore Small-Cap Value Fund
Country Breakdown as of June 30, 2009
Country	Market Value	%
United States	$173,880,754	89.32%
Bermuda	13,975,812	7.18%
Netherlands	2,807,360	1.44%
Canada	2,395,445	1.23%
Sweden	1,832,649	0.94%
Total Investments	194,892,020	100.11%
Liabilities in Excess of Other Assets	(209,072)	(0.11%	)
Net Assets	$194,682,948	100.00%

Please note the country classification is based on the company headquarters.

All of the Fund’s investments are traded on U.S. exchanges.

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another.

(1)	Investments in other funds are calculated at their respective net asset values as determined by those funds, in accordance with the Investment Company Act of 1940.

See Notes to Financial Statements.

STATEMENTS OF INVESTMENTS

WESTCORE MICRO-CAP OPPORTUNITY FUND AS OF JUNE 30, 2009

	Shares	Market Value
COMMON STOCKS		96.47%
Basic Materials		5.40%
Chemicals		0.92%
Innophos Holdings Inc.	627	$10,590

Forestry & Paper		0.18%
Buckeye Technologies Inc.**	469	2,106

Other Materials (Rubber & Plastic)		2.65%
A. Schulman Inc.	500	7,555
PolyOne Corp.**	2,202	5,967
Rogers Corp.**	283	5,725
Spartech Corp.	1,227	11,277
		30,524

Specialty Chemicals		0.36%
Stepan Co.	93	4,107

Steel		1.29%
Great Northern Iron Ore Properties	37	3,201
Mesabi Trust	733	8,135
Universal Stainless & Alloy Products Inc.**	217	3,531
		14,867

Total Basic Materials
(Cost $50,542)		62,194

Capital Goods		3.26%
Aerospace & Defense Suppliers		1.46%
Applied Signal Technology Inc.	297	7,576
Hawk Corp. - Class A**	303	4,197
Herley Industries Inc.**	458	5,024
		16,797

Electrical Equipment		1.05%
AAON Inc.	391	7,789
Houston Wire & Cable Co.	367	4,371
		12,160

Industrial Products		0.75%
K-Tron International Inc.**	64	5,099
Lydall Inc.**	1,032	3,509
		8,608

Total Capital Goods
(Cost $37,217)		37,565

Commercial Services		6.09%
Business Products & Services		2.37%
Advisory Board Co.**	206	5,294
Electro Rent Corp.	370	3,511
Ennis Inc.	384	4,785
Rewards Network Inc.**	1,930	7,296
S1 Corp.**	928	6,403
		27,289

Environmental & Pollution Control		0.70%
Landauer Inc.	131	8,036

IT Services		2.12%
iGate Corp.	703	4,654
Infospace Inc.**	922	6,113
NCI Inc.**	257	7,817
Ness Technologies Inc. (Israel)**	1,494	5,842
		24,426

Transaction Processing		0.90%
Cass Information Systems Inc.	206	6,744
TNS Inc.**	193	3,619
		10,363

Total Commercial Services
(Cost $67,505)		70,114

Communications		6.43%
Networking		1.68%
Acacia Research - Acacia Technologies**	1,294	10,184
FalconStor Software Inc.**	1,928	9,158
		19,342

Telecomm Equipment & Solutions		2.59%
Anaren Inc.**	325	5,746
Novatel Wireless Inc.**	507	4,573
Oplink Communications Inc.**	800	9,120
Symmetricom Inc.**	1,810	10,444
		29,883

Telecomm Service Providers		2.16%
Atlantic Tele-Network Inc.	256	10,058
RCN Corp.**	766	4,573
USA Mobility Inc.	801	10,221
		24,852

Total Communications
(Cost $60,744)		74,077

Consumer Cyclical		12.21%
Apparel & Footwear Manufacturing		0.49%
Maidenform Brands Inc.**	491	5,632

Clothing & Accessories		0.92%
Genesco Inc.**	303	5,699
Hot Topic Inc.**	676	4,942
		10,641

Consumer Durables		0.34%
Knoll Inc.	510	3,866

Hard Goods Retail		0.57%
Haverty Furniture Cos. Inc.	714	6,533

Homebuilders & Suppliers		0.99%
American Woodmark Corp.	183	4,383
Brookfield Homes Corp.	1,741	6,964
		11,347

Motor Vehicle Parts		1.11%
ATC Technology Corp.**	407	5,902
Standard Motor Products Inc.	825	6,822
		12,724

Motor Vehicles		1.31%
America’s Car-Mart Inc.**	266	5,453
Group 1 Automotive Inc.	372	9,679
		15,132

Other Consumer Services		1.58%
Pre-Paid Legal Services Inc.**	135	5,885
Stamps.com Inc.**	635	5,385
Standard Parking Corp.**	428	6,972
		18,242

Publishing & Media		0.33%
Courier Corp.	251	3,830

Recreation & Leisure		0.68%
Sturm Ruger & Co. Inc	632	7,862

Restaurants		1.84%
AFC Enterprises Inc.**	1,291	8,715
California Pizza Kitchen Inc.**	583	7,748
Luby’s Inc.**	1,158	4,701
		21,164

STATEMENTS OF INVESTMENTS

WESTCORE MICRO-CAP OPPORTUNITY FUND AS OF JUNE 30, 2009 (continued)

	Shares	Market Value
Specialty Retail		2.05%
Franklin Covey Co.**	1,040	$6,479
Jo-Ann Stores Inc. **	342	7,070
PC Mall Inc.**	967	6,537
West Marine Inc.**	640	3,526
		23,612

Total Consumer Cyclical
(Cost $145,715)		140,585

Consumer Staples		2.18%
Beverages: Non-Alcoholic		0.51%
National Beverage Corp.**	554	5,900

Consumer Products		0.46%
Elizabeth Arden Inc.**	606	5,290

Drug Stores		0.61%
PetMed Express Inc.**	467	7,019

Home Products		0.60%
WD-40 Co.	237	6,873

Total Consumer Staples
(Cost $21,525)		25,082

Energy		6.14%
Coal		0.55%
Westmoreland Coal Co.**	782	6,334

Energy Lp/Trusts		1.40%
Global Partners LP	540	10,017
North European Oil Royalty Trust	189	6,067
		16,084

Exploration & Production		2.57%
Panhandle Oil and Gas Inc.	408	8,009
Rosetta Resources Inc.**	701	6,134
Swift Energy Co.**	504	8,392
Vaalco Energy Inc.**	1,666	7,047
		29,582

Oil Services		0.53%
PHI Inc.**	358	6,136

Pipelines		1.09%
Dorchester Minerals LP	386	8,816
Furmanite Corp.**	825	3,680
		12,496

Total Energy
(Cost $71,882)		70,632

Interest Rate Sensitive		17.68%
Life & Health Insurance		0.95%
American Equity Investment Life Holding Co.	676	3,772
National Western Life Insurance Co.	61	7,122
		10,894

Other Banks		6.80%
Capitol Bancorp Ltd.	828	2,194
First Financial Corp.	187	5,905
First Place Financial Corp.	2,930	9,111
Heartland Financial USA Inc.	595	8,497
Lakeland Bancorp Inc.	801	7,201
Peoples Bancorp Inc.	316	5,388
PremierWest Bancorp	1,243	4,214
Republic Bancorp Inc.	284	6,416
Simmons First National Corp.	286	7,642
Southside Bancshares Inc.	397	9,079
Sterling Bancorp	625	5,219
Tompkins Financial Corp.	156	7,480
		78,346

Property Casualty Insurance		3.89%
American Physicians Capital Inc.	136	5,326
American Safety Insurance Holdings Ltd. (Bermuda)**	457	6,220
AMERISAFE Inc.**	415	6,457
Hallmark Financial Services Inc.**	777	5,556
MGIC Investment Corp.	2,204	9,697
NYMAGIC Inc.	422	5,857
Safety Insurance Group Inc.	186	5,684
		44,797

Regional Banks		0.31%
Centerstate Banks of Florida Inc.	476	3,532

Securities & Asset Management		2.62%
Diamond Hill Investment Group Inc.	238	9,562
International Assets Holding Corp.**	380	5,651
MVC Capital Inc.	902	7,631
TradeStation Group Inc.**	860	7,276
		30,120

Thrifts		3.11%
Dime Community Bancshares	655	5,967
Flushing Financial Corp.	651	6,087
Great Southern Bancorp Inc.	471	9,680
MainSource Financial Group Inc.	551	4,088
Sterling Financial Corp.	1,592	4,633
Webster Financial Corp.	669	5,385
		35,840

Total Interest Rate Sensitive
(Cost $242,548)		203,529

Medical & Healthcare		17.48%
Healthcare Services		4.37%
Alliance Health Care Services Inc.**	861	6,311
America Service Group Inc.**	513	8,245
American Dental Partners Inc.**	778	7,056
American Physicians Service Group Inc.	303	6,875
Assisted Living Concepts Inc. - Class A**	308	4,481
LHC Group Inc.**	346	7,685
MedCath Corp.**	311	3,657
National Healthcare Corp.	158	5,995
		50,305

Medical Products & Supplies		2.00%
Atrion Corp.	78	10,459
Delcath Systems Inc.**	1,435	5,137
Young Innovations Inc.	339	7,387
		22,983

Medical Technology		4.08%
Aspect Medical Systems Inc.**	870	5,142
Cutera Inc.**	901	7,767
Kensey Nash Corp.**	305	7,994
Quidel Corp.**	700	10,191
Symmetry Medical Inc.**	936	8,723
Vital Images Inc.**	633	7,185
		47,002

Pharmaceuticals		7.03%
Affymetrix Inc.**	1,509	8,948
Albany Molecular Research Inc.**	561	4,707
Amicus Therapeutics Inc.**	794	9,091
Cambrex Corp.**	1,384	5,702
Emergent Biosolutions Inc.**	351	5,030

STATEMENTS OF INVESTMENTS

WESTCORE MICRO-CAP OPPORTUNITY FUND AS OF JUNE 30, 2009 (continued)

	Shares	Market Value
Pharmaceuticals (continued)
Geron Corp.**	1,102	$8,452
Hi-Tech Pharmacal Co Inc.**	1,095	9,746
Immunogen Inc.**	473	4,073
Neurocrine Bioscineces Inc.**	2,329	7,523
Noven Pharmaceuticals Inc.**	480	6,864
Questcor Pharmaceuticals Inc.**	673	3,365
Spectrum Pharmaceuticals Inc.**	974	7,451
		80,952
Total Medical & Healthcare
(Cost $194,871)		201,242

Real Estate Investment Trusts (REITs)		1.04%
Multi-Family		0.38%
Associated Estates Realty Corp.	738	4,398

Regional Malls		0.66%
Ramco-Gershenson Properties Trust	755	7,558

Total Real Estate Investment Trusts (REITs)
(Cost $14,839)		11,956

Technology		16.78%
Business Machines		0.70%
Silicon Graphics International Corp.**	1,768	8,027

Computer Software		5.71%
DivX Inc.**	1,736	9,530
i2 Technologies Inc.**	587	7,367
Manhattan Associates Inc.**	382	6,960
PC-Tel Inc.**	1,623	8,683
SeaChange International Inc.**	929	7,460
SonicWALL Inc.**	1,559	8,543
SPSS Inc.**	238	7,942
Vignette Corp.**	706	9,284
		65,769

Electronic Equipment		3.29%
American Science & Engineering Inc.	96	6,636
CPI International Inc.**	510	4,432
NVE Corp.**	237	11,517
Radisys Corp.**	456	4,109
Spectrum Control Inc.**	791	6,961
Zygo Corp.**	893	4,161
		37,816

PC’s & Servers		0.66%
Cray Inc.**	962	7,581

Semiconductor Capital Equipment		1.46%
Newport Corp.**	1,402	8,118
Ultratech Inc.**	327	4,025
Veeco Instruments Inc.**	405	4,694
		16,837

Semiconductors		4.18%
Actel Corp.**	639	6,856
CEVA Inc.**	945	8,203
DSP Group Inc.**	860	5,814
Exar Corp.**	758	5,450
IXYS Corp.	489	4,949
Silicon Image Inc.**	1,824	4,195
Supertex Inc.**	173	4,344
Volterra Semiconductor Corp.**	636	8,357
		48,168

Technology Resellers/Distributors		0.78%
Black Box Corp.	267	8,936

Total Technology
(Cost $204,429)		193,134

Transportation		0.70%
Trucking, Shipping & Air Freight		0.70%
Dynamex Inc.**	246	3,786
Marten Transport Ltd.**	204	4,235
		8,021

Total Transportation
(Cost $10,879)		8,021

Utilities		1.08%
Regulated Electric		0.50%
Central Vermont Public Service Corp.	319	5,774

Water Utilities		0.58%
American States Water Co.	191	6,616

Total Utilities
(Cost $13,897)		12,390

Total Common Stocks
(Cost $1,136,593)		1,110,521

Money Market Mutual Funds		4.00%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.260%)(1)	46,103	46,103

Total Money Market Mutual Funds
(Cost $46,103)		46,103

Total Investments
(Cost $1,182,696)	100.47%	1,156,624

Liabilities in Excess of Other Assets	(0.47%)	(5,456)

Net Assets	100.00%	$1,151,168
Westcore Micro-Cap Opportunity Fund
Country Breakdown as of June 30, 2009
Country	Market Value	%
United States	$1,144,562	99.43%
Bermuda	6,220	0.54%
Israel	5,842	0.50%
Total Investments	1,156,624	100.47%
Liabilities in Excess of Other Assets	(5,456)	(0.47%)
Net Assets	$1,151,168	100.00%

Please note the country classification is based on the company headquarters.

All of the Fund’s investments are traded on U.S. exchanges.

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another.

**	Non-income producing security.

(1)	Investments in other funds are calculated at their respective net asset values as determined by those funds, in accordance with the Investment Company Act of 1940.

See Notes to Financial Statements.

STATEMENTS OF INVESTMENTS

WESTCORE INTERNATIONAL FRONTIER FUND AS OF JUNE 30, 2009

	Shares	Market Value
COMMON STOCKS		98.50%
Consumer Discretionary		23.30%
Diversified Consumer Services		6.82%
Raffles Education Corp. Ltd. (Singapore)	1,525,900	$579,429
Slater & Gordon Ltd. (Australia)	771,800	1,082,137
		1,661,566

Hotels Restaurants & Leisure		3.43%
Domino’s Pizza Group Ltd. (United Kingdom)	247,300	837,109

Household Durables		2.68%
Maisons France Confort (France)	23,250	652,329

Leisure Equipment & Products		1.68%
Jumbo S.A. (Greece)	41,800	409,304

Media		7.48%
CTS Eventim AG (Germany)	26,500	1,069,918
Rightmove PLC (United Kingdom)	130,100	752,351
		1,822,269

Specialty Retail		1.21%
Point Inc. (Japan)	5,500	295,739

Total Consumer Discretionary
(Cost $5,241,761)		5,678,316

Consumer Staples		0.73%
Food Products		0.73%
Cranswick PLC (United Kingdom)	19,000	177,862

Total Consumer Staples
(Cost $187,442)		177,862

Energy		4.07%
Energy Equipment & Services		4.07%
Prosafe Production PLC (Cyprus)**	527,320	992,290

Total Energy
(Cost $1,938,309)		992,290

Financials		13.70%
Capital Markets		6.81%
Azimut Holding S.p.A. (Italy)	56,500	535,412
London Capital Group Holdings PLC (United Kingdom)	371,900	1,061,557
Nordnet AB (Sweden)	31,500	62,472
		1,659,441

Diversified Financial Services		4.67%
IG Group Holdings PLC (United Kingdom)	246,900	1,138,373

Real Estate Management & Development 1.05%
Savills PLC (United Kingdom)	54,300	256,166

Thrifts & Mortgage Finance		1.17%
Home Capital Group Inc. (Canada)	11,000	285,698

Total Financials
(Cost $3,388,127)		3,339,678

Healthcare		4.09%
Healthcare Equipment & Supplies		3.44%
EPS Co. Ltd. (Japan)	29	111,081
Mani Inc. (Japan)	1,900	121,493
Nakanishi Inc. (Japan)	4,600	339,025
Omega Pharma N.V. (Belgium)	8,100	268,341
		839,940

Healthcare Technology		0.65%
So-net M3 Inc. (Japan)	50	158,302

Total Healthcare
(Cost $1,193,427)		998,242

Industrials		43.40%
Commercial Services & Supplies		6.22%
En-japan Inc. (Japan)	380	517,527
GST Holdings Ltd. (China-Hong Kong)**	205,700	88,119
Mears Group PLC (United Kingdom)	243,400	909,001
		1,514,647

Construction & Engineering		11.29%
Cardno Ltd. (Australia)	456,300	1,268,521
Maire Tecnimont S.p.A. (Italy)	20,000	65,233
Morgan Sindall PLC (United Kingdom)	124,800	1,418,765
		2,752,519

Machinery		9.24%
Andritz AG (Austria)	31,800	1,333,867
Duro Felguera S.A. (Spain)	27,000	244,308
Metka S.A. (Greece)	56,100	674,462
		2,252,637

Professional Services		4.46%
SAI Global Ltd. (Australia)	473,400	1,087,180

Trading Companies & Distributors		12.19%
Diploma PLC (United Kingdom)	512,950	1,122,392
Indutrade AB (Sweden)	91,300	1,189,379
KS Energy Services Ltd. (Singapore)	808,680	658,825
		2,970,596

Total Industrials
(Cost $9,595,170)		10,577,579

Information Technology		8.57%
Computers & Peripherals		1.64%
Roland DG Corp. (Japan)	29,600	399,439

IT Services		4.84%
D+S europe AG (Germany)**	12,000	174,235
Wirecard AG (Germany)	103,306	1,005,772
		1,180,007

Software		2.09%
Kingdee International Software Group Co. Ltd. (China- Hong Kong)	1,190,000	205,754
Works Applications Co. Ltd. (Japan)	500	303,108
		508,862

Total Information Technology
(Cost $2,150,809)		2,088,308

Telecommunication Services		0.64%
Wireless Telecommunication Services		0.64%
Okinawa Cellular Telephone Co. (Japan)	90	155,084

Total Telecommunication Services
(Cost $265,392)		155,084

Total Common Stocks
(Cost $23,960,437)		24,007,359

STATEMENTS OF INVESTMENTS

WESTCORE INTERNATIONAL FRONTIER FUND AS OF JUNE 30, 2009 (continued)

	Shares	Market Value
Money Market Mutual Funds		2.31%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.260%)(1)	564,223	$564,223

Total Money Market Mutual Funds
(Cost $564,223)		564,223

Total Investments
(Cost $24,524,660)	100.81%	24,571,582

Liabilities in Excess of Other Assets	(0.81%)	(197,946)

Net Assets	100.00%	$24,373,636

Westcore International Frontier Fund
Country Breakdown as of June 30, 2009
Country	Market Value	%
United Kingdom	$7,673,576	31.48%
Australia	3,437,838	14.11%
Japan	2,400,798	9.85%
Germany	2,249,925	9.23%
Austria	1,333,867	5.47%
Sweden	1,251,851	5.14%
Singapore	1,238,254	5.08%
Greece	1,083,766	4.45%
Cyprus	992,290	4.07%
France	652,329	2.68%
Italy	600,645	2.46%
United States	564,223	2.31%
China-Hong Kong	293,873	1.21%
Canada	285,698	1.17%
Belgium	268,341	1.10%
Spain	244,308	1.00%
Total Investments	24,571,582	100.81%
Liabilities in Excess of Other Assets	(197,946)	(0.81%	)
Net Assets	$24,373,636	100.00%

Please note the country classification is based on the company headquarters.

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another.

**	Non-income producing security.

(1)	Investments in other funds are calculated at their respective net asset values as determined by those funds, in accordance with the Investment Company Act of 1940.

See Notes to Financial Statements.

STATEMENTS OF INVESTMENTS

WESTCORE FLEXIBLE INCOME FUND AS OF JUNE 30, 2009

	Shares	Market Value
COMMON STOCKS		0.83%
Financial		0.27%
Investment Companies		0.27%
Tortoise Capital Resources Corp.	44,525	$186,115

Total Financial
(Cost $667,875)		186,115

Industrial		0.56%
Autos		0.10%
Dana Holding Corp.**	54,538	69,809

Other Industrial		0.46%
B&G Foods Inc.(1)	22,000	319,219

Total Industrial
(Cost $1,464,261)		389,028

Total Common Stocks
(Cost $2,132,136)		575,143

CONVERTIBLE PREFERRED STOCKS		1.60%
Utilities & Energy		1.60%
Energy-Non Utility		1.60%
AES Trust III,
6.750%, 10/15/2029	26,100	1,115,253

Total Utilities & Energy
(Cost $1,140,080)		1,115,253

Total Convertible Preferred Stocks
(Cost $1,140,080)		1,115,253

NONCONVERTIBLE PREFERRED STOCKS		4.03%
Financial		4.03%
Financial Services		0.59%
First Republic Capital Trust II,
Series B, 8.750%(2)	20,000	405,626

Government Sponsored Entity		0.15%
Federal Home Loan Mortgage Corp., 8.375%(3)	86,680	105,750

Real Estate Investment Trusts (REITs)		3.29%
Diversified		1.41%
Cousins Properties Inc.:
7.500%	23,300	343,209
7.750%	25,000	375,250
Digital Realty Trust Inc.,
8.500%	11,800	259,600
		978,059

	Shares/Principal Amount	Market Value
Hotels		0.87%
Hospitality Properties Trust,
Series B, 8.875%	25,000	$476,500
Host Hotels & Resorts Inc.,
Series E, 8.875%	6,300	129,938
		606,438

Office Property		0.13%
SL Green Realty Corp.,
Series C, 7.625%	5,600	92,400

Warehouse-Industrial		0.88%
CenterPoint Properties Trust, 5.377%(4)	1,500	614,999

Total Financial
(Cost $6,717,678)		2,803,272

Total Nonconvertible Preferred Stocks
(Cost $6,717,678)		2,803,272

CORPORATE BONDS	73.53%
Financial		11.15%
Financial Services		1.13%
Allied Capital Corp.,
6.340%, 10/13/2012(2)(4)	$1,000,000	725,990
Emigrant Capital Trust II,
3.963%, 4/14/2034(2)(5)	500,000	62,653
Finova Capital Corp.,
7.500%, 11/15/2009	7,200	594
		789,237

Insurance		1.91%
Zurich Reinsurance Inc.,
7.125%, 10/15/2023	1,700,000	1,328,824

Savings & Loans		0.76%
Washington Mutual Bank,
5.550%, 6/16/2010**(3)	2,000,000	530,000

Real Estate Investment Trusts (REITs)		7.35%
Healthcare		3.06%
Omega Healthcare Investors Inc.,
7.000%, 1/15/2016	2,350,000	2,126,749

Hotels		2.91%
Host Marriott Corp.,
Series Q, 6.750%, 6/1/2016	2,325,000	2,028,563

	Principal Amount	Market Value
Regional Malls		1.38%
WEA Finance LLC / WCI Finance LLC,
5.400%, 10/1/2012(2)	$1,000,000	$960,524

Total Financial
(Cost $10,020,125)		7,763,897

Industrial		42.28%
Airlines		0.64%
American Airlines Pass Through Trust 1999,
Series 99-1, 7.024%, 10/15/2009	265,000	261,688
Atlas Air Inc.,
Pass-Through Certificates, Series 1999-1, Class A-1, 7.200%, 1/2/2019(6)	64,447	45,113
Continental Airlines Inc.:
Pass-Through Certificates, Series 2000-1, Class C, 7.033%, 6/15/2011(6)	19,355	14,710
Pass-Through Certificates, Series 1997-1, Class B, 7.461%, 4/1/2013(6)	20,465	15,348
Pass-Through Certificates, Series 1999-1, Class B, 6.795%, 8/2/2018(6)	144,438	105,440
		442,299

Autos		1.74%
Dana Corp., Escrow Units,
1/15/2015**(3)(4)	1,300,000	–
Delphi Corp.:
6.500%, 5/1/2009**(3)	1,375,000	8,594
8.250%, 10/15/2033**(3)(4)	1,015,000	–
Goodyear Tire & Rubber Co.:
7.857%, 8/15/2011	1,060,000	1,038,800
8.625%, 12/1/2011	167,000	165,330
		1,212,724

Chemicals		0.25%
Union Carbide Chemical & Plastics Co. Inc.,
7.875%, 4/1/2023	250,000	176,615

Healthcare		2.71%
Medco Health Solutions, Inc.,
6.125%, 3/15/2013	1,825,000	1,883,833

STATEMENTS OF INVESTMENTS

WESTCORE FLEXIBLE INCOME FUND AS OF JUNE 30, 2009 (continued)

	Principal Amount	Market Value
Leisure		8.13%
Fontainebleau Las Vegas Holdings LLC,
10.250%, 6/15/2015(2)(3)	$3,000,000	$127,500
Harrah’s Operating Co. Inc:
10.000%, 12/15/2018(2)	1,028,000	596,240
10.000%, 12/15/2018(2)	336,000	194,880
Las Vegas Sands Corp.,
6.375%, 2/15/2015	3,400,000	2,532,999
MGM Mirage Resorts Inc.,
10.375%, 5/15/2014	250,000	260,625
Pinnacle Entertainment Inc.,
8.250%, 3/15/2012	875,000	875,000
Premier Ent. Biloxi,
0.000%, 2/1/2012**(3)(4)	250,000	–
Royal Caribbean Cruises Ltd.,
6.875%, 12/1/2013	1,000,000	840,000
Seneca Gaming Corp.,
7.250%, 5/1/2012	100,000	87,000
Station Casinos Inc.,
6.875%, 3/1/2016(3)	1,950,000	58,500
Times Square Hotel Trust,
8.528%, 8/1/2026(2)(4)	87,057	85,157
		5,657,901

Metals & Mining		7.62%
Alcoa, Inc.,
6.000%, 7/15/2013	1,000,000	978,208
Allegheny Ludlum Corp.,
6.950%, 12/15/2025	1,580,000	1,391,025
Freeport-McMoRan Copper & Gold Inc.:
6.875%, 2/1/2014	1,000,000	1,025,996
8.375%, 4/1/2017	1,725,000	1,740,383
Novelis Inc.,
7.250%, 2/15/2015	225,000	172,125
		5,307,737

Other Industrial		3.12%
Aramark Corp.,
8.500%, 2/1/2015	2,225,000	2,169,374

Pharmaceuticals		1.06%
Eszopiclone Royalty SUB LLC ,
Series IV, 12.000%, 3/15/2014(2)(4)	864,066	734,456

Retail		2.17%
Amerigas Partners LP,
7.250%, 5/20/2015	1,510,000	1,423,175
Winn-Dixie Stores Inc., Escrow Units**(3)(4)	2,150,000	91,375
		1,514,550

Technology		2.14%
Advanced Micro Devices Inc.,
7.750%, 11/1/2012	2,233,000	1,490,528

Telecom & Related		6.64%
Qwest Capital Funding Inc.,
7.900%, 8/15/2010	2,500,000	2,512,500
Qwest Corp.:
7.500%, 6/15/2023	375,000	300,000
6.875%, 9/15/2033	1,726,000	1,268,610
Rogers Wireless Inc.,
7.500%, 3/15/2015	500,000	544,480
		4,625,590

Transportation		6.06%
Burlington Northern Santa Fe Corp.,
5.750%, 3/15/2018	1,000,000	1,024,981
Federal Express Corp. 1997 Pass Through Trust, Series 97-C, 7.650%, 1/15/2014	1,399,120	1,423,604
Union Pacific Corp.,
7.375%, 9/15/2009	1,750,000	1,768,015
		4,216,600

Total Industrial
(Cost $38,691,063)		29,432,207

Utilities & Energy		20.10%
Energy-Non Utility		19.03%
Forest Oil Corp.,
7.250%, 6/15/2019	2,950,000	2,655,000
Kerr-McGee Corp.,
6.950%, 7/1/2024	1,050,000	976,454
Southwestern Energy Co.,
7.500%, 2/1/2018(2)	1,510,000	1,457,150
Tennessee Gas Pipeline Co.:
7.500%, 4/1/2017	400,000	420,450
7.000%, 3/15/2027	1,850,000	1,774,198
Transcontinental Gas Pipe Line Co. LLC,
6.400%, 4/15/2016	2,100,000	2,157,941
Valero Energy Corp.,
6.125%, 6/15/2017	2,350,000	2,269,010
Weatherford Iternational Ltd. (Switzerland),
5.150%, 3/15/2013	1,540,000	1,537,725
		13,247,928

Utilities		1.07%
Indianapolis Power & Light Co.,
6.300%, 7/1/2013(2)	100,000	100,086
Portland General Electric Co.,
7.875%, 3/15/2010	100,000	103,803
WPD Holdings Inc.,
7.250%, 12/15/2017(2)	600,000	540,474
		744,363
Total Utilities & Energy
(Cost $14,542,279)		13,992,291

Total Corporate Bonds
(Cost $63,253,467)		51,188,395

ASSET-BACKED SECURITIES, COLLATERALIZED DEBT OBLIGATIONS & COMMERCIAL MORTGAGE-BACKED SECURITIES		7.52%
Asset - Backed Securities		3.39%
Harley-Davidson Motorcycle Trust,
Series 2007-1, Class C, 5.540%, 4/15/2015	1,850,000	981,549
Vanderbilt Mortgage and Finance Inc.:
Series 2002-B, Class B1, 5.850%, 4/7/2018	172,379	158,883
Series 1997-C, Class 2B3, 1.468%, 8/7/2027(5)	1,699,063	1,222,171

Total Asset - Backed Securities
(Cost $3,261,137)		2,362,603

Collateralized Debt Obligations		0.60%
Anthracite Ltd. (Cayman Islands), Series 2004-1A, Class G, 3.267%, 2/24/2014(2)(4)(5)(6)	500,000	15,000
Crest Ltd. Series 2003-1A (Cayman Islands), Class PS, 5.900%, 8/28/2012(2)(4)(5)(6)(7)	200,000	28,198
Crest Ltd. Series 2003-2A (Cayman Islands):
Class E1, 5.451%, 12/28/2013(2)(4)(5)(6)	250,000	17,500
Class PS, 6.000%, 12/28/2013(2)(4)(6)(7)	413,450	41,800
Crest Ltd. Series 2004-1A (Cayman Islands):
Class H2, 7.334%, 10/28/2014(2)(4)(6)	300,000	18,000
Class PS, 7.667%, 12/28/2013(2)(4)(6)(7)	1,064,633	90,664
Exeter Street Solar, Class E1, 4.351%, 10/28/2014(2)(4)(5)(6)	418,853	20,943
Fairfield Street Solar, Class F, 5.529%, 12/28/2014(2)(4)(5)(6)	1,087,500	32,625

STATEMENTS OF INVESTMENTS

WESTCORE FLEXIBLE INCOME FUND AS OF JUNE 30, 2009 (continued)

	Principal Amount	Market Value
I-Preferred Term Securities I Ltd. (Cayman Islands), Subordinate Income Notes, 0.000%, 12/4/2012**(2)(6)(7)	$100,000	$10
N-Star Real Estate Ltd. (Cayman Islands), Series 2004-2A, Class C2B, 6.591%, 6/28/2014(2)(4)(6)	500,000	103,049
Preferred Term Securities VI Ltd. (Cayman Islands),
Subordinate Income Notes, 0.000%, 7/3/2012(2)(6)(7)	100,000	10
Preferred Term Securities X Ltd. (Cayman Islands),
Subordinate Income Notes, 0.000%, 7/3/2013(2)(6)(7)	150,000	15
Preferred Term Securities XI Ltd. (Cayman Islands),
Subordinate Income Notes, 0.000%, 10/3/2013(2)(6)(7)	150,000	15
Preferred Term Securities XII Ltd. (Cayman Islands),
Subordinate Income Notes, 0.000%, 12/24/2013**(2)(6)(7)	750,000	75
Preferred Term Securities XIV Ltd. (Cayman Islands),
Subordinate Income Notes, 0.000%, 6/17/2014**(2)(6)(7)	500,000	50
Regional Diversified Funding (Cayman Islands),
Series 2004-1, 0.000%, 2/15/2014**(2)(4)(6)(7)	500,000	50
Regional Diversified Funding (Cayman Islands), Series 2005-1,
0.000%, 3/15/2015**(2)(4)(6)(7)	750,000	75
River North Ltd. (Cayman Islands), Series 2005-1A, Class SUB, 0.000%, 2/6/2014**(2)(4)(6)(7)	600,000	6,000
Soloso Bank Pref 2005 (Cayman Islands), 0.000%, 10/15/2015(2)(4)(6)(7)	750,000	75
TIAA Real Estate Ltd. (Cayman Islands), Series 2003-1A, Class PS, 9.000%, 9/30/2013(2)(4)(6)(7)	250,000	31,648
Tricadia (Cayman Islands), Series 2003-1A, Class PS, 0.000%, 12/15/2013(2)(4)(6)(7)	250,000	2,500
Tricadia (Cayman Islands), Series 2004-2A, Class C, 4.683%, 12/15/2019(2)(4)(5)	489,810	9,796

Total Collateralized Debt Obligations
(Cost $9,261,404)		418,098

Commercial Mortgage-Backed Securities		3.53%
Crown Castle Towers LLC, Series 2005-1A, Class C, 5.074%, 6/15/2010(2)(6)	1,500,000	1,455,001
Global Signal Trust, Series 2004-2A, Class G, 7.113%, 12/15/2014(2)(6)	1,000,000	1,000,000

Total Commercial Mortgage-Backed Securities
(Cost $2,443,409)		2,455,001

Total Asset-Backed Securities, Collateralized Debt Obligations & Commercial Mortgage-Backed Securities
(Cost $14,965,950)		5,235,702

MONEY MARKET MUTUAL FUNDS		11.12%
Fidelity Institutional Money Market Government Portfolio – Class I (7 Day Yield 0.260%)(8)	7,742,998	7,742,998

Total Money Market Mutual Funds
(Cost $7,742,998)		7,742,998

Total Investments
(Cost $95,952,309)	98.63%	68,660,763

Other Assets in Excess of Liabilities	1.37%	957,210

Net Assets	100.00%	$69,617,973

Westcore Flexible Income Fund
Country Breakdown as of June 30, 2009
Country	Market Value	%
United States	$66,704,940	95.82%
Switzerland	1,537,725	2.21%
Cayman Islands	418,098	0.60%
Total Investments	68,660,763	98.63%
Other Assets in Excess of Liabilities	957,210	1.37%
Net Assets	$69,617,973	100.00%

Please note the country classification is based on the domicile of the issuer.

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another.

See Notes to Financial Statements.

** Non-income producing security.

(1)	Each share is an Enhanced Income Security which consists of one share of Class A common stock and one unit ($7.15 principal amount) of a 12.0% senior subordinated note.

STATEMENTS OF INVESTMENTS

WESTCORE FLEXIBLE INCOME FUND AS OF JUNE 30, 2009 (continued)

(2)
This security is restricted. The following table provides additional information regarding each security. Included in this list are certain securities exempt from registration under Rule 144A of the Securities Act of 1933, which may be resold in transactions, normally to qualified institutional buyers. Please note that as of June 30, 2009, the Adviser, under supervision of the Board of Trustees, has determined a liquid trading market exists for 9.24% of the Fund’s net assets that are invested in 144A securities.

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Allied Capital Corp.	6.340%	10/13/12	9/21/05	$1,000,000	$725,990	1.04%
Anthracite CDO Ltd., Series 2004-1A, Class G	3.267%	2/24/14	3/16/04	500,000	15,000	0.02%
Crest Ltd., Series 2003-1A, Class PS	5.900%	8/28/12	4/22/03	143,455	28,198	0.04%
Crest Ltd., Series 2003-2A:
Class E1	5.451%	12/28/13	11/25/03	250,000	17,500	0.03%
Class PS	6.000%	12/28/13	11/25/03	278,946	41,800	0.06%
Crest Ltd. Series 2004-1A:
Class H2	7.334%	10/28/14	10/22/04	285,949	18,000	0.03%
Class PS	7.667%	12/28/13	10/22/04	502,077	90,664	0.13%
Exeter Street Solar, Class E1	4.351%	10/28/14	4/08/04	418,853	20,943	0.03%
Fairfield Street Solar, Class F	5.529%	12/28/14	11/24/04	1,087,500	32,625	0.05%
Crown Castle Towers LLC, Series 2005-1A, Class C	5.074%	6/15/10	2/26/08	1,443,408	1,455,001	2.09%
Emigrant Capital Trust II	3.963%	4/14/34	8/11/04	497,549	62,653	0.09%
Eszoplicone Royalty SUB LLC, Series IV	12.000%	3/15/14	7/29/05	864,066	734,456	1.05%
First Republic Capital Trust II, Series B	8.750%	-	1/30/04	530,000	405,626	0.58%
Fontainbleau Las Vegas Holdings LLC	10.250%	6/15/15	9/13/07	2,678,066	127,500	0.18%
Global Signal Trust, Series 2004-2A, Class G	7.113%	12/15/14	11/18/04	1,000,000	1,000,000	1.44%
Harrah’s Operating Co. Inc.	10.000%	12/15/18	4/15/09	1,262,596	596,240	0.86%
Harrah’s Operating Co. Inc.	10.000%	12/15/18	12/24/08	410,270	194,880	0.28%
Indianapolis Power & Light Co.	6.300%	7/1/13	7/30/03	99,956	100,086	0.14%
I-Preferred Term Securities I Ltd.	0.000%	12/4/12	11/21/02	100,000	10	0.00%
N-Star Real Estate CDO Ltd., Series 2004-2A, Class C2B	6.591%	6/28/14	6/16/04	468,539	103,049	0.15%
Preferred Term Securities VI Ltd.	0.000%	7/3/12	6/13/02	100,000	10	0.00%
Preferred Term Securities X Ltd.	0.000%	7/3/13	6/16/03	150,000	15	0.00%
Preferred Term Securities XI Ltd.	0.000%	10/3/13	9/9/03	150,000	15	0.00%
Preferred Term Securities XII Ltd.	0.000%	12/24/13	12/9/03 - 1/7/05	766,378	75	0.00%
Preferred Term Securities XIV Ltd.	0.000%	6/17/14	6/9/04	500,000	50	0.00%
Regional Diversified Funding, Series 2004-1	0.000%	2/15/14	2/13/04	483,560	50	0.00%
Regional Diversified Funding, Series 2005-1	0.000%	3/15/15	3/21/05	750,000	75	0.00%
River North CDO Ltd., Series 2005-1A, Class SUB	0.000%	2/6/14	12/22/04	600,000	6,000	0.01%
Soloso Bank Pref 2005	0.000%	10/15/15	8/3/05	744,602	75	0.00%
Southwestern Energy Co.	7.500%	2/1/18	1/11/08	1,527,061	1,457,150	2.09%
TIAA Real Estate CDO Ltd., Series 2003-1A, Class PS	9.000%	9/30/13	10/16/03	250,000	31,648	0.05%
Times Square Hotel Trust	8.528%	8/1/26	8/3/01	87,057	85,157	0.12%
Tricadia, Series 2003-1A, Class PS	0.000%	12/15/13	12/10/03	241,736	2,500	0.00%
Tricadia, Series 2004-2A, Class C	4.683%	12/15/19	10/8/04	489,810	9,796	0.01%
WEA Finance LLC / WCI Finance LLC	5.400%	10/1/12	4/22/09	880,602	960,524	1.38%
WPD Holdings Inc.	7.250%	12/15/17	10/15/03 - 11/4/03	574,373	540,474	0.78%
				$22,116,409	$8,863,835	12.73%

(3)	Income is not being accrued on this security due to the issuer’s default or expected default on interest payments.
(4)	This security has been valued in good faith by or under the direction of the Board of Trustees. As of June 30, 2009 these securities represented 3.84% of the Fund’s net assets.
(5)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(6)	The expected maturity date listed herein differs from the legal maturity date due to call or put features or due to the expected schedule of principal payments.
(7)
This security represents a junior tranche whereby the holder is entitled to all residual interest, if any, which can vary. The rate listed is the investment adviser’s estimated rate of residual interest as of the reporting date.

(8)	Investments in other funds are calculated at their respective net asset values as determined by those funds, in accordance with the Investment Company Act of 1940.

STATEMENTS OF INVESTMENTS

WESTCORE PLUS BOND FUND AS OF JUNE 30, 2009

	Shares/Principal Amount	Market Value
COMMON STOCKS		0.01%
Industrial		0.01%
Autos		0.01%
Dana Holding Corp.**	67,123	$85,917

Total Industrial
(Cost $1,403,828)		85,917

Total Common Stocks
(Cost $1,403,828)		85,917

NONCONVERTIBLE PREFERRED STOCKS		0.35%
Financial		0.30%
Financial Services		0.12%
First Tennessee Bank, 6.103%(1)(2)	1,500	604,688
Goldman Sachs, 6.200%	40,000	910,000
		1,514,688

Government Sponsored Entity		0.04%
Federal Home Loan Mortgage Corp., 8.375%(4)	433,796	529,231

Real Estate Investment Trusts (REITs)		0.14%
Apartments		0.02%
Cousins Properties Inc.,
7.500%	14,100	207,693

Warehouse-Industrial		0.12%
CenterPoint Properties Trust, 5.377%(5)	3,900	1,598,999

Total Financial
(Cost $17,733,299)		3,850,611

Utilities & Energy		0.05%
Utilities		0.05%
Southern California Edison, 5.349%	9,400	710,582

Total Utilities & Energy
(Cost $940,000)		710,582

Total Nonconvertible Preferred Stocks
(Cost $18,673,299)		4,561,193

CORPORATE BONDS		35.68%
Financial		7.80%
Financial Services		2.12%
Allied Capital,
Series B, 6.340%, 10/13/2012(2)(5)	4,000,000	2,903,960

	Principal Amount	Market Value
BP Capital Markets PLC (United Kingdom), 3.625%, 5/8/2014	$12,000,000	$11,986,368
Charles Schwab Corp., 8.050%, 3/1/2010	210,000	216,727
Emigrant Capital Trust II, 3.963%, 4/14/2034(1)(2)	850,000	106,510
FIA Card Services NA, 6.625%, 6/15/2012	2,700,000	2,807,357
First Empire Capital Trust, 8.277%, 6/1/2027	25,000	16,536
FMR Corp., 7.490%, 6/15/2019(2)	5,000,000	4,880,080
Manufacturers & Traders Trust Co., 2.708%, 4/1/2013(1)(2)	526,000	413,786
Marshall & Ilsley Bank, 2.900%, 8/18/2009	118,182	117,209
Union Bank of California, 5.950%, 5/11/2016	3,000,000	2,779,296
USAA Capital Corp., Series MTNB, 4.640%, 12/15/2009(2)	1,500,000	1,504,269
		27,732,098

Insurance		0.81%
Berkshire Hathaway, 4.850%, 1/15/2015	5,000,000	5,212,865
Fund American Companies Inc., 5.875%, 5/15/2013	4,375,000	4,126,063
Prudential Financial, Series MTNB, 4.350%, 5/12/2015	1,286,376	1,152,621
Zurich Reinsurance, 7.125%, 10/15/2023	200,000	156,332
		10,647,881

Savings & Loans		0.25%
Washington Mutual Bank: 2.969%, 6/16/2010** (4)	5,000,000	1,325,000
5.550%, 6/16/2010**(4)	7,100,000	1,881,500
		3,206,500

Real Estate Investment Trusts (REITs)		4.62%
Apartments		0.05%
United Dominion Realty Trust, Series MTNE, 3.900%, 3/15/2010	625,000	616,970

Diversified		0.63%
National Retail Properties Inc.,
6.250%, 6/15/2014	975,000	851,168
Prime Property Funding, 5.600%, 6/15/2011(2)	2,410,000	2,115,582
Vornado Realty LP, 4.750%, 12/1/2010	2,101,000	2,063,688
Washington REIT, 5.250%, 1/15/2014	3,850,000	3,167,715
		8,198,153

Healthcare		0.40%
Healthcare Realty Trust Inc.:
8.125%, 5/1/2011	375,000	373,764
5.125%, 4/1/2014	3,125,000	2,758,134
Nationwide Health, 6.000%, 5/20/2015	2,000,000	1,788,690
Senior Housing Properties Trust, 8.625%, 1/15/2012	325,000	320,938
		5,241,526

Hotels		0.20%
Host Marriott Corp.,
Series Q, 6.750%, 6/1/2016	3,075,000	2,682,938

Office Property		0.03%
Boston Properties LP, 5.000%, 6/1/2015	375,000	337,950

Regional Malls		2.12%
Simon Property Group:
5.250%, 12/1/2016	8,950,000	7,961,930
7.375%, 6/15/2018	2,868,000	2,696,611
WEA Finance LLC / WT Finance Pty Ltd. (Australia), 7.500%, 6/2/2014(2)	11,920,000	11,834,760
Westfield Capital (Australia),
5.700%, 10/1/2016(2)	6,000,000	5,201,988
		27,695,289

Restaurants		0.07%
Trustreet Properties Inc.,
7.500%, 4/1/2015	850,000	873,772

Shopping Centers		0.52%
Developers Diversified Realty, 5.375%, 10/15/2012	2,200,000	1,488,637
Kimco Realty Corp.:
Series MTNC, 5.980%, 7/30/2012	1,800,000	1,740,402
5.783%, 3/15/2016	2,000,000	1,695,646

STATEMENTS OF INVESTMENTS

WESTCORE PLUS BOND FUND AS OF JUNE 30, 2009 (continued)

	Principal Amount	Market Value
Weingarten Realty Investors:
4.857%, 1/15/2014	$2,015,000	$1,554,401
6.640%, 7/15/2026	545,000	297,703
		6,776,789

Timber		0.15%
Plum Creek Timberland, 5.875%, 11/15/2015	2,400,000	2,031,974

Warehouse-Industrial		0.45%
Prologis Trust:
5.500%, 4/1/2012	4,375,000	4,030,604
7.810%, 2/1/2015	1,000,000	921,575
7.625%, 7/1/2017	1,100,000	911,819
		5,863,998

Total Financial
(Cost $120,190,855)		101,905,838

Industrial		16.99%
Airlines		0.14%
Southwest Airlines Co. 2007-1 Pass Through Trust, Series 2007-1, 6.150%, 8/1/2022(5)	1,854,073	1,775,275

Autos		1.19%
American Honda Finance Corp., 5.125%, 12/15/2010(2)	3,600,000	3,553,142
BMW US Capital Inc., 5.730%, 11/1/2015(2)(5)	12,000,000	11,988,000
Dana Corp., Escrow Units, 1/15/2015 **(4)(5)	1,600,000	–
Delphi Corp., 6.500%, 5/1/2009**(4)	1,000,000	6,250
		15,547,392

Beverages		2.96%
Bottling Group LLC, 6.950%, 3/15/2014	10,000,000	11,422,000
The Coca-Cola Co., 5.350%, 11/15/2017	15,950,000	17,062,560
Diageo Finance BV (Netherlands), 5.300%, 10/28/2015	9,700,000	10,159,829
		38,644,389

Brewery		0.41%
Anheuser-Busch Companies Inc.:
4.950%, 1/15/2014	175,000	174,822
5.050%, 10/15/2016	450,000	432,994
5.500%, 1/15/2018	4,900,000	4,739,838
		5,347,654

Cable & Media		1.73%
AT&T Broadband Corp., 8.375%, 3/15/2013	2,975,000	3,394,249
Cox Communications Inc.,
7.875%, 8/15/2009	10,265,000	10,326,785
7.250%, 11/15/2015	3,000,000	3,193,596
Cox Enterprises Inc.,
7.875%, 9/15/2010(2)	3,000,000	3,108,432
Time Warner Inc.,
9.150%, 2/1/2023	2,410,000	2,616,614
		22,639,676

Chemicals		0.08%
Dow Chemical Co.,
6.125%, 2/1/2011	350,000	357,629
PPG Industries Inc.,
6.875%, 2/15/2012	688,000	708,802
		1,066,431

Healthcare		0.89%
Baxter FinCo BV (Netherlands), 4.750%, 10/15/2010	1,175,000	1,217,741
Medco Health Solutions Inc., 6.125%, 3/15/2013	10,075,000	10,399,787
		11,617,528

Leisure		0.30%
Fontainebleau Las Vegas Holdings LLC, 10.250%, 6/15/2015(2)(4)	8,220,000	349,350
Harrah’s Operating Co. Inc: 10.000%, 12/15/2018(2)	2,846,000	1,650,680
10.000%, 12/15/2018(2)	933,000	541,140
MGM Mirage, 7.625%, 7/15/2013	1,500,000	892,500
Station Casinos Inc., 6.875%, 3/1/2016(4)	2,900,000	87,000
Times Square Hotel Trust, 8.528%, 8/1/2026(2)(5)	369,991	361,918
		3,882,588

Metals & Mining		1.11%
BHP Billiton Finance, 5.000%, 12/15/2010 (Australia)	10,835,000	11,267,696
Freeport-McMoRan Copper & Gold Inc., 8.375%, 4/1/2017	2,800,000	2,824,970
Sweetwater Investors LLC,
5.875%, 5/15/2014(2)	414,612	401,948
		14,494,614

Other Industrial		1.69%
Aramark Corp.,
8.500%, 2/1/2015	3,575,000	3,485,625
BAE Systems Holdings Inc., 4.750%, 8/15/2010(2)	1,775,000	1,782,295
Kennametal Inc., 7.200%, 6/15/2012	7,880,000	7,796,219
Science Applications:
6.250%, 7/1/2012	2,700,000	2,855,639
5.500%, 7/1/2033	1,225,000	1,033,441
West Fraser Timber Co. Ltd. (Canada), 5.200%, 10/15/2014(2)	5,400,000	4,171,214
WM Wrigley Jr Co.,
4.650%, 7/15/2015	1,125,000	998,438
		22,122,871

Pharmaceuticals		2.49%
Abbott Laboratories, 5.150%, 11/30/2012	10,125,000	10,951,868
Eli Lilly & Co., 5.500%, 3/15/2027	10,000,000	10,006,040
Eszopiclone Royalty SUB LLC, Series IV, 12.000%, 3/15/2014(2)(5)	864,066	734,456
GlaxoSmithKline Capital Inc., 4.850%, 5/15/2013	10,375,000	10,866,049
		32,558,413

Retail		2.10%
Amerigas Partners,
7.250%, 5/20/2015	1,250,000	1,178,125
Costco Wholesale Corp., 5.500%, 3/15/2017	2,800,000	2,968,935
CVS/Caremark Corp.,
5.750%, 6/1/2017	2,000,000	2,013,498
Tesco PLC (United Kingdom), 5.500%, 11/15/2017(2)	5,000,000	5,100,965

STATEMENTS OF INVESTMENTS

WESTCORE PLUS BOND FUND AS OF JUNE 30, 2009 (continued)

	Principal Amount	Market Value
Wal-Mart Stores Inc.:
4.250%, 4/15/2013	$3,850,000	$4,005,093
7.250%, 6/1/2013	4,000,000	4,576,620
5.800%, 2/15/2018	6,900,000	7,529,315
		27,372,551

Technology		0.73%
Advanced Micro Devices Inc., 7.750%, 11/1/2012	645,000	430,538
Dell, Inc., 3.375%, 6/15/2012	1,200,000	1,222,691
Oracle Corp., 3.750%, 7/8/2014	7,900,000	7,900,000
		9,553,229

Telecom & Related		0.01%
Verizon Global,
4.375%, 6/1/2013	125,000	127,694

Transportation		1.16%
Burlington Northern Santa Fe Corp.:
5.750%, 3/15/2018	11,525,000	11,812,905
4.575%, 1/15/2021	1,366,901	1,258,238
CSX Transportation Inc.,
9.750%, 6/15/2020	1,250,000	1,457,534
Federal Express Corp. 1997 Pass Through Trust, Series 1997-A, 7.500%, 1/15/2018(3)	670,372	673,724
		15,202,401

Total Industrial
(Cost $231,365,400)		221,952,706

Utilities & Energy		10.89%
Energy-Non Utility		6.79%
Burlington Resources Inc., 6.875%, 2/15/2026	1,000,000	993,064
ConocoPhillips, 8.750%, 5/25/2010	11,000,000	11,743,897
Consumers Energy Co.:
Series B, 6.875%, 3/1/2018	1,564,000	1,693,774
5.650%, 4/15/2020	1,225,000	1,234,916
Duke Energy Carolinas LLC, 5.300%, 10/1/2015	10,150,000	10,643,899
Forest Oil Corp., 7.250%, 6/15/2019	9,825,000	8,842,500
Kerr-McGee Corp., 6.950%, 7/1/2024	4,500,000	4,184,802
Northern Border Partners LP: Series A, 8.875%, 6/15/2010	1,000,000	1,050,870
7.100%, 3/15/2011	1,000,000	1,057,074
Northern Natural Gas Co., 5.375%, 10/31/2012(2)	350,000	365,618
Southwestern Energy Co., 7.500%, 2/1/2018(2)	9,995,000	9,645,175
Tennessee Gas Pipeline Co.:
7.000%, 3/15/2027	75,000	71,927
7.000%, 10/15/2028	9,775,000	9,355,956
Transcontinental Gas Pipe Line, 6.400%, 4/15/2016	5,725,000	5,882,958
Valero Energy Corp., 6.125%, 6/15/2017	3,175,000	3,065,577
Weatherford International, Ltd. (Switzerland), 5.150%, 3/15/2013	8,485,000	8,472,468
XTO Energy Inc., 4.625%, 6/15/2013	10,400,000	10,449,889
		88,754,364

Utilities		4.10%
Centerpoint Energy Inc.,
Series B, 7.250%, 9/1/2010	2,350,000	2,388,838
Commonwealth Edison Co., Series 104, 5.950%, 8/15/2016	5,275,000	5,492,014
FPL Group Capital Inc.:
5.625%, 9/1/2011	3,175,000	3,396,218
6.350%, 10/1/2066	3,900,000	3,046,126
Georgia Power Co., Series 07-A, 5.650%, 3/1/2037	850,000	856,349
Indianapolis Power & Light Co., 6.300%, 7/1/2013(2)	400,000	400,343
Midamerican Energy Holdings Co., 5.875%, 10/1/2012	200,000	213,209
Nevada Power Co.:
Series M, 5.950%, 3/15/2016	9,287,000	9,389,073
Series R, 6.750%, 7/1/2037	2,850,000	2,942,773
Oncor Electric Delivery Co.,
7.000%, 9/1/2022	10,577,000	11,186,541
Pacific Gas & Electric, 4.800%, 3/1/2014	700,000	737,961
Pacificorp, 6.900%, 11/15/2011	2,107,000	2,326,221
Portland General Electric, 7.875%, 3/15/2010	200,000	207,607
Public Service Co. of Oklahoma, 6.150%, 8/1/2016	3,075,000	3,145,830
San Diego Gas & Electric Co., 6.000%, 6/1/2026	3,550,000	3,725,104
Tenaska Alabama II Partners LP, 6.125%, 3/30/2023(2)	251,893	197,417
Tenaska Virginia Partners LP, 6.119%, 3/30/2024(2)	220,843	173,168
Westar Energy Inc., 5.100%, 7/15/2020	3,265,000	2,945,330
WPD Holdings, 7.250%, 12/15/2017(2)	875,000	788,190
		53,558,312

Total Utilities & Energy
(Cost $144,616,400)		142,312,676

Total Corporate Bonds
(Cost $496,172,655)		466,171,220

ASSET-BACKED SECURITIES, COLLATERALIZED DEBT OBLIGATIONS, COMMERCIAL MORTGAGE-BACKED SECURITIES, RESIDENTIAL MORTGAGE-BACKED SECURITIES, & AGENCY MORTGAGE BACKED SECURITIES		32.34%
Asset - Backed Securities		2.65%
AmeriCredit Automobile Receivables Trust, Series 2007-BF, Class A3A, 5.160%, 4/6/2012	2,363,560	2,384,788
Carmax Auto Owner Trust, Series 2005-3, Class A4, 4.910%, 1/18/2011	527,919	533,621
CenterPoint Energy Transition Bond Co. LLC, Series 2008-A, Class A1, 4.192%, 2/1/2020	5,056,004	5,130,818
Community Reinvestment Revenue Notes, Series 2006-18, Class A2, 5.730%, 6/1/2031(2)	187,130	187,267

STATEMENTS OF INVESTMENTS

WESTCORE PLUS BOND FUND AS OF JUNE 30, 2009 (continued)

	Principal Amount	Market Value
Detroit Edison Securitization Funding LLC, Series 2001-1, Class A4, 6.190%, 3/1/2011(3)	$274,898	$286,051
Harley-Davidson Motorcycle Trust:
Series 2007-1, Class B, 5.370%, 1/15/2011(3)	1,000,000	871,373
Series 2007-1, Class C, 5.540%, 4/15/2015	3,500,000	1,856,985
Honda Auto Receivables Owner Trust,
Series 2007-2, Class A3, 5.460%, 5/23/2011	7,224,181	7,363,961
John Deere Owner Trust, Series 2008-A, Class A3, 4.400%, 4/15/2011(3)	10,150,000	10,299,713
Marriott Vacation Club Owner Trust, Series 2006-2A, Class A, 5.362%, 4/20/2014(2)(3)	363,572	305,533
Vanderbilt Mortgage and Finance Inc.:
Series 1997-B, Class 2B3, 1.468%, 7/7/2013(1)	3,827,097	2,782,357
Series 1997-C, Class 2B3, 1.468%, 8/7/2027(1)	3,250,307	2,338,014
Series 2002-B, Class B1, 5.850%, 4/7/2018	252,822	233,028

Total Asset - Backed Securities
(Cost $36,182,114)		34,573,509

Collateralized Debt Obligations		0.04%
Anthracite Ltd. (Cayman Islands), Series 2004-1A, Class G, 3.267%, 2/24/2014(1)(2)(3)(5)	500,000	15,000
Crest Ltd. Series 2003-1A (Cayman Islands), Class PS, 5.900%, 8/28/2012(1)(2)(3)(5)(6)	800,000	112,792
Crest Ltd. Series 2003-2A (Cayman Islands), Class PS, 6.000%, 12/28/2013(2)(3)(5)(6)	620,174	62,700
Crest Ltd. Series 2004-1A (Cayman Islands): Class H2, 7.334%, 10/28/2014(2)(3)(5)	750,000	45,000
Fairfield Street Solar, Class F, 5.529%, 12/28/2014(1)(2)(3)(5)	1,000,000	30,000
I-Preferred Term Securities I Ltd. (Cayman Islands), Subordinate Income Notes, 0.000%, 12/4/2012**(2)(3)(6)	150,000	15
N-Star Real Estate Ltd. (Cayman Islands), Series 2004-2A, Class C2B, 6.591%, 6/28/2014(2)(3)(5)	600,000	123,659
Preferred Term Securities VI Ltd. (Cayman Islands), Subordinate Income Notes, 0.000%, 7/3/2012(2)(3)(6)	250,000	25
Preferred Term Securities X Ltd. (Cayman Islands), Subordinate Income Notes, 0.000%, 7/3/2013(2)(3)(6)	350,000	35
Preferred Term Securities XI B-3 Ltd. (Cayman Islands), Mezzanine Note, 2.214%, 9/24/2033(1)(2)(5)	500,000	48,885
Preferred Term Securities XI Ltd. (Cayman Islands), Subordinate Income Notes, 0.000%, 10/3/2013(2)(3)(6)	350,000	35
Preferred Term Securities XII Ltd. (Cayman Islands), Subordinate Income Notes, 0.000%, 12/24/2013**(2)(3)(6)	500,000	50
Preferred Term Securities XIII Ltd. (Cayman Islands), Subordinate Income Notes, 0.000%, 3/24/2014**(2)(3)(6)	500,000	50
Preferred Term Securities XIV Ltd. (Cayman Islands), Subordinate Income Notes, 0.000%, 6/17/2014**(2)(3)(6)	500,000	50
Regional Diversified Funding (Cayman Islands), Series 2004-1, 0.000%, 2/15/2014**(2)(3)(5)(6)	500,000	50
Regional Diversified Funding (Cayman Islands), Series 2005-1, 0.000%, 3/15/2015**(2)(3)(5)(6)	750,000	75
River North Ltd. (Cayman Islands), Series 2005-1A, Class SUB, 0.000%, 2/6/2014**(2)(3)(5)(6)	800,000	8,000
Soloso Bank Pref (Cayman Islands), 0.000%, 10/15/2015(2)(3)(5)(6)	750,000	75
TIAA Real Estate Ltd. (Cayman Islands),Series 2003-1A, Class PS, 9.000%, 9/30/2013(2)(3)(5)(6)	250,000	31,648
Tricadia (Cayman Islands), Series 2003-1, Class PS, 0.000%, 12/15/2013(2)(3)(5)(6)	250,000	2,500
Tricadia (Cayman Islands), Series 2004-2A, Class C, 4.683%, 12/15/2019(1)(2)(5)	489,810	9,796

Total Collateralized Debt Obligations
(Cost $10,641,932)		490,440

Commercial Mortgage-Backed Securities		1.52%
Crown Castle Towers LLC, Series 2005-1A, Class C, 5.074%, 6/15/2010(2)(3)	8,500,000	8,245,000
Global Signal Trust, Series 2004-2A, Class G, 7.113%, 12/15/2014(2)(3)	1,225,000	1,225,000
SBA CMBS Trust:
Series 2005-1A, Class A, 5.369%, 11/15/2035(2)	3,360,000	3,225,600
Series 2006-1A, Class A, 5.314%, 11/15/2036(2)	4,570,000	4,272,950
Series 2006-1A, Class C, 5.559%, 11/15/2036(2)	3,300,000	2,970,000

Total Commercial Mortgage-Backed Securities
(Cost $20,254,961)		19,938,550

STATEMENTS OF INVESTMENTS

WESTCORE PLUS BOND FUND AS OF JUNE 30, 2009 (continued)

	Principal Amount	Market Value
Residential Mortgage-Backed Securities		0.51%
Banc of America Funding Corp.:
Series 2005-4, Class 1A4, 5.500%, 8/1/2035	$500,000	$200,003
Series 2005-4, Class 2A4, 5.500%, 8/1/2035	1,000,000	492,939
Banc of America Mortgage Securities Inc.:
Series 2005-2, Class 1A12, 5.500%, 3/25/2035	319,386	251,420
Series 2005-8, Class A14, 5.500%, 9/25/2035	1,000,000	408,180
Bank of America Alternative Loan Trust, Series 2005-4, Class CB9, 5.500%, 5/25/2035	833,000	541,939
Bear Stearns Co., Series 2003-7, Class 4A, 4.910%, 10/25/2033(1)	190,979	176,720
Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-2, Class 3A1, 5.480%, 11/25/2014(1)(3)	252,563	224,942
Provident Funding Mortgage Loan Trust, Series 2004-1, Class 1A1, 3.843%, 4/25/2034(1)	133,796	118,485
WAMU Mortgage Pass-Through Certificates, Series 2003-AR3, Class B1, 3.572%, 4/25/2033(1)	45,421	26,039
Wells Fargo Mortgage Backed Securities Trust:
Series 2003-M, Class A1, 4.710%, 12/25/2033(1)	666,421	596,435
Series 2004-O, Class A1, 4.897%, 8/25/2034(1)	3,707,826	3,348,463
Series 2004-E, Class A1, 4.861%, 11/25/2039(1)	254,962	228,384

Total Residential Mortgage-Backed Securities
(Cost $8,906,656)		6,613,949

Agency Mortgage-Backed Securities		27.62%
FHLMC:
Gold Pool #G00336, 6.000%, 10/1/2024	162,613	171,105
Pool #781804, 5.054%, 7/1/2034(1)	2,126,259	2,196,453
Pool #781811, 5.131%, 7/1/2034(1)	947,304	981,046
Pool #781958, 5.077%, 9/1/2034(1)	2,733,675	2,827,705
Gold Pool #G08061, 5.500%, 6/1/2035	1,280,249	1,326,245
Gold Pool #G01960, 5.000%, 12/1/2035	6,560,471	6,699,625
Gold Pool #A41748, 5.000%, 1/1/2036	8,431,592	8,610,435
Gold Pool #A42128, 5.500%, 1/1/2036	11,826,144	12,251,034
Gold Pool #G02064, 5.000%, 2/1/2036	10,468,353	10,690,397
Pool #1G1317, 5.965%, 11/1/2036(1)	16,879,133	17,628,769
Gold Pool #G02386, 6.000%, 11/1/2036	22,148,836	23,163,275
Gold Pool #G03189, 6.500%, 9/1/2037	35,343,307	37,606,199
FNMA:
Series 2009, 4.000%, 5/25/2024	31,590,285	31,652,802
Pool #703703, 5.069%, 1/1/2033(1)	69,930	72,117
Pool #555717, 4.339%, 8/1/2033(1)	246,902	247,518
Pool #779610, 4.952%, 6/1/2034(1)	375,353	388,944
Pool #725705, 5.000%, 8/1/2034	2,730,643	2,789,120
Pool #809894, 4.860%, 3/1/2035(1)	1,611,362	1,667,078
Pool #809893, 5.059%, 3/1/2035(1)	1,575,666	1,637,171
Pool #255706, 5.500%, 5/1/2035	14,956,971	15,499,012
Pool #836496, 5.000%, 10/1/2035	12,850,798	13,131,409
Pool #735897, 5.500%, 10/1/2035	8,047,349	8,338,985
Pool #850582, 5.500%, 1/1/2036	4,751,557	4,923,754
Pool #845471, 5.000%, 5/1/2036	1,419,036	1,441,596
Pool #190377, 5.000%, 11/1/2036	16,549,203	16,910,571
Pool #888405, 5.000%, 12/1/2036	3,996,916	4,084,193
Pool #256526, 6.000%, 12/1/2036	28,607,300	29,859,441
Pool #907772, 6.000%, 12/1/2036	10,000,108	10,437,813
Pool #910881, 5.000%, 2/1/2037	12,887,404	13,092,288
Series 2008, 6.000%, 2/1/2038	20,468,034	21,424,669
Series 2008, 5.500%, 4/1/2038	43,965,266	45,453,050
GNMA:
Pool #780019, 9.500%, 12/15/2009	975	982
Pool #550656, 5.000%, 9/15/2035	1,975,935	2,024,098
Pool #609003, 5.000%, 8/15/2036	7,904,599	8,082,453
Pool #658568, 5.000%, 8/15/2036	248,430	254,019
Pool #658056, 5.000%, 8/15/2036	3,222,103	3,294,600

Total Agency Mortgage-Backed Securities
(Cost $347,208,671)		360,859,971

Total Asset-Backed Securities, Collateralized Debt Obligations, Commercial Mortgage-Backed Securities, Residential Mortgage-Backed Securities, & Agency Mortgage Backed Securities
(Cost $423,194,334)		422,476,419

U.S. Government & Agency Obligations		5.28%
FDIC Guaranteed:
The Goldman Sachs Group, Inc., 3.250%, 6/15/2012	3,090,000	3,200,903
FHLMC, 4.750%, 11/17/2015	60,825,000	65,762,408
FNMA, 8.200%, 3/10/2016	55,000	69,832

Total U.S. Government & Agency Obligations
(Cost $66,503,340)		69,033,143

STATEMENTS OF INVESTMENTS

WESTCORE PLUS BOND FUND AS OF JUNE 30, 2009 (continued)

	Principal Amount/Shares	Market Value
U.S. Treasury Bonds & Notes		22.26%
U.S. Treasury Bonds:
4.750%, 8/15/2017	$30,000,000	$32,896,890
3.500%, 2/15/2018	9,000,000	9,047,817
4.000%, 8/15/2018	2,140,000	2,220,419
6.000%, 2/15/2026	13,000,000	15,669,069
5.500%, 8/15/2028	14,000,000	16,161,264
4.375%, 2/15/2038	10,200,000	10,290,851
U.S. Treasury Notes:
4.500%, 2/28/2011	31,000,000	32,876,957
1.375%, 4/15/2012	35,000,000	34,887,895
1.875%, 6/15/2012	60,525,000	60,997,882
3.125%, 8/31/2013	24,610,000	25,511,735
3.250%, 5/31/2016	50,000,000	50,234,400

Total U.S. Treasury Bonds & Notes
(Cost $288,488,118)		290,795,179

MONEY MARKET MUTUAL FUNDS		3.92%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.260%)(7)	51,239,318	51,239,318

Total Money Market Mutual Funds
(Cost $51,239,318)		51,239,318

Total Investments
(Cost $1,345,674,892)	99.84%	1,304,362,389

Other Assets in Excess of Liabilities	0.16%	2,110,263

Net Assets	100.00%	$1,306,472,652

Westcore Plus Bond Fund
Country Breakdown as of June 30, 2009
Country	Market Value	%
United States	$1,234,458,920	94.49%
United Kingdom	17,087,333	1.31%
Australia	28,304,444	2.16%
Netherlands	11,377,570	0.87%
Switzerland	8,472,468	0.65%
Canada	4,171,214	0.32%
Cayman Islands	490,440	0.04%
Total Investments	1,304,362,389	99.84%
Other Assets in Excess of Liabilities	2,110,263	0.16%
Net Assets	$1,306,472,652	100.00%

Please note the country classification is based on the domicile of the issuer.

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another.

See Notes to Financial Statements.

** Non-income producing security.

(1)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

STATEMENTS OF INVESTMENTS

WESTCORE PLUS BOND FUND AS OF JUNE 30, 2009 (continued)

(2)
This security is restricted. The following table provides additional information regarding each security. Included in this list are certain securities exempt from registration under Rule 144A of the Securities Act of 1933, which may be resold in transactions, normally to qualified institutional buyers. Please note that as of June 30, 2009, the Adviser, under supervision of the Board of Trustees, has determined a liquid trading market exists for 5.99% of the Fund’s net assets that are invested in 144A securities.

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Allied Capital Corp., Series B	6.340%	10/13/12	9/21/05	$4,000,000	$2,903,960	0.22%
American Honda Finance Corp.	5.125%	12/15/10	12/12/05	3,598,433	3,553,142	0.27%
Anthracite CDO Ltd., Series 2004-1A, Class G	3.267%	2/24/14	3/16/04	500,000	15,000	0.00%
BAE Systems Holdings Inc.	4.750%	8/15/10	7/20/05 - 12/15/05	1,771,113	1,782,295	0.14%
BMW US Capital Inc.	5.730%	11/1/15	10/16/07	12,000,000	11,988,000	0.92%
Community Reinvestment Revenue Notes, Series 2006-18, Class A2	5.730%	6/1/31	6/13/06	187,130	187,267	0.01%
Cox Enterprises Inc.	7.875%	9/15/10	8/19/04 - 8/2/05	3,080,500	3,108,432	0.24%
Crest Ltd. Series 2003-1A, Class PS	5.900%	8/28/12	4/22/03	575,610	112,792	0.01%
Crest Ltd. Series 2003-2A, Class PS	6.000%	12/28/13	11/25/03	418,416	62,700	0.00%
Crest Ltd. Series 2004-1A:
Class H2	7.334%	10/28/14	10/22/04	714,872	45,000	0.00%
Fairfield Street Solar, Class F	5.529%	12/28/14	11/24/04	1,000,000	30,000	0.00%
Crown Castle Towers LLC, Series 2005-1A, Class C	5.074%	6/15/10	2/26/08	8,179,311	8,245,000	0.63%
Emigrant Capital Trust II	3.963%	4/14/34	8/11/04	845,835	106,510	0.01%
Eszoplicone Royalty SUB LLC, Series IV	12.000%	3/15/14	7/29/05	864,066	734,456	0.06%
First Tennessee Bank	6.103%	-	3/16/05	1,500,000	604,688	0.05%
FMR Corp.	7.490%	6/1519	3/6/07	5,784,833	4,880,080	0.37%
Fontainebleau Las Vegas Holdings LLC	10.250%	6/15/15	9/12/07 - 11/8/07	7,380,285	349,350	0.03%
Global Signal Trust, Series 2004-2A, Class G	7.113%	12/15/14	11/18/04	1,225,000	1,225,000	0.09%
Harrah's Operating Co. Inc	10.000%	12/15/18	4/15/09	3,123,089	1,650,680	0.13%
Harrah's Operating Co. Inc	10.000%	12/15/18	12/24/08	1,015,093	541,140	0.04%
Indianapolis Power & Light Co.	6.300%	7/1/13	7/30/03 - 2/6/06	401,839	400,343	0.03%
I-Preferred Term Securities I Ltd.	-	12/4/12	11/21/02	150,000	15	0.00%
Manufacturers & Traders Trust Co.	2.708%	4/1/13	3/25/03 - 7/15/05	523,537	413,786	0.03%
Marriot Vacation Club Owner Trust, Series 2006-2A, Class A	5.362%	4/20/14	10/31/06	363,566	305,533	0.02%
Northern Natural Gas Corp.	5.375%	10/31/12	10/9/02	349,806	365,618	0.03%
N-Star Real Estate CDO Ltd, Series 2004-2A, Class C2B	6.591%	6/28/14	6/16/04	562,248	123,659	0.01%
Preferred Term Securities VI Ltd.	-	7/3/12	6/13/02	250,000	25	0.00%
Preferred Term Securities X Ltd.	-	7/3/13	6/16/03	350,000	35	0.00%
Preferred Term Securities XI B-3 Ltd.	2.214%	9/24/33	6/2/05	502,885	48,885	0.00%
Preferred Term Securities XI Ltd.	-	10/3/13	9/9/03	350,000	35	0.00%
Preferred Term Securities XII Ltd.	-	12/24/13	12/9/03 - 1/7/05	508,188	50	0.00%
Preferred Term Securities XIII Ltd.	-	3/24/14	3/9/04	500,000	50	0.00%
Preferred Term Securities XIV Ltd.	-	6/17/14	6/9/04	500,000	50	0.00%
Prime Property Funding	5.600%	6/15/11	11/2/05 - 12/15/05	2,420,455	2,115,582	0.16%
Regional Diversified Funding, Series 2004-1	-	2/15/14	2/13/04	483,565	50	0.00%
Regional Diversified Funding, Series 2005-1	-	3/15/15	3/21/05	750,000	75	0.00%
River North CDO Ltd, Series 2005-1A, Class SUB	-	2/6/14	12/22/04	800,000	8,000	0.00%
SBA CMBS Trust, Series 2005-1A, Class A	5.369%	11/15/35	1/5/09	2,959,524	3,225,600	0.25%
SBA CMBS Trust, Series 2006-1A:
Class A	5.314%	11/15/36	5/3/07	4,575,727	4,272,950	0.33%
Class C	5.559%	11/15/36	10/30/06 - 11/1/06	3,315,399	2,970,000	0.23%
Soloso Bank Pref	-	10/15/15	8/3/05	744,597	75	0.00%
Southwestern Energy Co.	7.500%	2/1/18	1/11/08 - 8/20/08	10,128,939	9,645,175	0.74%
Sweetwater Investors LLC	5.875%	5/15/14	5/31/05 - 12/15/05	416,288	401,948	0.03%
Tenaska Alabama II Partners LP	6.125%	3/30/23	10/9/03 - 11/9/05	254,412	197,417	0.01%
Tenaska Virginia Partners LP	6.119%	3/30/24	4/29/04 - 1/19/05	220,712	173,168	0.01%
Tesco PLC	5.500%	11/15/17	10/29/07	4,981,660	5,100,965	0.39%
TIAA Real Estate CDO Ltd., Series 2003-1A, Class PS	9.000%	9/30/13	10/16/03	250,000	31,648	0.00%
Times Square Hotel Trust	8.528%	8/1/26	8/3/01	369,991	361,918	0.03%
Tricadia, Series 2003-1A, Class PS	-	12/15/13	12/10/03	241,740	2,500	0.00%
Tricadia, Series 2004-2A, Class C	4.683%	12/15/19	10/8/04	489,810	9,796	0.00%
USAA Capital Corp., Series MTNB	4.640%	12/15/09	12/15/05	1,491,172	1,504,269	0.12%
WEA Finance LLC / WT Finance Aust Pty Ltd.	7.500%	6/2/14	5/26/09	11,800,031	11,834,760	0.91%
Westfield Capital	5.700%	10/1/16	9/21/06	5,989,378	5,201,988	0.40%
West Fraser Timber Co. Ltd.	5.200%	10/15/14	6/12/06 - 5/18/07	5,054,342	4,171,214	0.32%
WPD Holdings	7.250%	12/15/17	10/15/03	856,912	788,190	0.06%
				$121,670,309	$95,800,864	7.33%

(3)	The expected maturity date listed herein differs from the legal maturity date due to call or put features or due to the expected schedule of principal payments.
(4)	Income is not being accrued on this security due to the issuer’s default or expected default on interest payments.
(5)	This security has been valued in good faith by or under the direction of the Board of Trustees. As of June 30, 2009 these securities represented 1.52% of the Fund’s net assets.
(6)
This security represents a junior tranche whereby the holder is entitled to all residual interest, if any, which can vary. The rate listed is the investment adviser’s estimated rate of residual interest as of the reporting date.

(7)	Investments in other funds are calculated at their respective net asset values as determined by those funds, in accordance with the Investment Company Act of 1940.

STATEMENTS OF INVESTMENTS

WESTCORE COLORADO TAX-EXEMPT FUND AS OF JUNE 30, 2009

	Principal Amount	Market Value
Certificates of Participation		12.03%
Adams 12 Five Star Schools, Certificate of Participation, 4.500%, 12/1/2027, Optional 12/1/2018 @ 100.00	$600,000	$569,694
Adams County, Certificate of Participation, 5.000%, 12/1/2025, Optional 12/1/2018 @ 100.00	1,200,000	1,228,883
City of Thornton, Certificate of Participation, 4.000%, 12/1/2022, AMBAC	250,000	222,378
Colorado State, Certificate of Participation, University of Colorado at Denver Health Sciences Center Fitzsimons Academic, 5.000%, 11/1/2018, Optional 11/1/2015 @ 100.00, MBIA	700,000	749,196
Denver City & County, Certificate of Participation, Denver Botanic Garden, 5.250%, 12/1/2024, Optional 12/1/2018 @ 100.00	625,000	663,050
Eagle County, Certificate of Participation, Justice Center Project, 5.250%, 12/1/2023, Optional 12/1/2018 @ 100.00	500,000	532,415
El Paso County, Certificates of Participation, Detention Facility Project:
5.375%, 12/1/2019, Optional 12/1/2012 @ 100.00, AMBAC	500,000	515,865
5.375%, 12/1/2020, Optional 12/1/2012 @ 100.00, AMBAC	1,000,000	1,027,590
Fort Collins, Certificate of Participation, 5.375%, 6/1/2023, Optional 6/1/2014 @ 100.00, AMBAC	1,000,000	1,050,180
Northern Colorado Water Conservancy District, Certificate of Participation, 5.625%, 10/1/2018, Optional 10/1/2012 @ 100.00, MBIA	510,000	534,256
Pueblo Co., Certificate of Participation, Police Complex Project, 5.500%, 8/15/2018, Assured Guaranty	500,000	538,165
Regional Transportation District, Certificates of Participation:
4.500%, 6/1/2019, Optional 6/1/2015 @ 100.00, AMBAC	620,000	617,526
5.000%, 12/1/2022, Optional 12/1/2017 @ 100.00, AMBAC	1,000,000	1,006,090
University of Colorado Certificate of Participation, 5.000%, 6/1/2023, AMBAC, Prerefunded 6/1/2013 @ 100.00	150,000	167,349

Total Certificates of Participation
(Cost $9,265,714)		9,422,637

General Obligation Bonds		32.84%
County-City-Special District-School District		32.84%
Adams & Arapahoe Counties Joint School District 28J:
5.350%, 12/1/2015, Escrowed to Maturity	260,000	304,928
6.250%, 12/1/2026, Optional 12/1/2018 @ 100.00	1,250,000	1,401,888
Adams 12 Five Star Schools, zero coupon, 12/15/2024, Optional 12/15/2016 @ 67.784, FGIC	2,385,000	1,109,144
Adams County School District 12, Series A,
5.000%, 12/15/2020, Prerefunded 12/15/2011 @ 100.00, MBIA	500,000	546,720
Arapahoe County School District 5,
5.000%, 12/15/2026, Optional 12/15/2018 @ 100.00	1,000,000	1,062,600
Arapahoe County School District No 6 Littleton, 5.250%, 12/1/2021, Optional 12/1/2012 @ 100.00, MBIA-RE FGIC	500,000	525,855
Arapahoe Park & Recreation District, 5.250%, 12/1/2022, Optional 12/1/2012 @ 100.00, NAT’L-RE FGIC	750,000	759,503
Basalt Colorado Sanitation District, 5.000%, 12/1/2018, Optional 12/1/2011 @ 100.00, AMBAC	125,000	129,925
Boulder County Open Space Capital Improvement Tr Fd, 5.400%, 8/15/2015, Prerefunded 8/15/2010 @ 100.00	500,000	527,445
City & County of Denver Board Water Commissioners, 5.500%, 10/1/2011	250,000	273,410
City & County of Denver Justice System, 5.000%, 8/1/2025, Optional 8/1/2018 @ 100.00	750,000	793,680
City & County of Denver, School District No. 1, Series A, 5.500%, 12/1/2022, FGIC	500,000	573,840
Clear Creek County School District Re-1, 4.300%, 12/1/2013, Optional 12/1/2012 @ 100.00, FSA	125,000	132,126
Denver City & County School District No 1, 5.250%, 12/1/2025, Optional 6/1/2019 @ 100.00(1)	1,500,000	1,608,869
Denver West Metropolitan District:
4.050%, 12/1/2013	500,000	505,415
4.250%, 12/1/2016, Optional 12/1/2015 @ 100.00	140,000	121,863
Douglas & Elbert Counties School District Re-1: 5.250%, 12/15/2016, Prerefunded 12/15/2011 @ 100.00, MBIA	500,000	550,360
5.250%, 12/15/2017, Prerefunded 12/15/2011 @ 100.00, MBIA	1,000,000	1,100,720

STATEMENTS OF INVESTMENTS

WESTCORE COLORADO TAX-EXEMPT FUND AS OF JUNE 30, 2009 (continued)

	Principal Amount	Market Value
Eagle Bend, Metropolitan District 2, 4.500%, 12/1/2025, Optional 12/1/2015 @ 100.00, RADIAN	$400,000	$304,100
Eagle, Garfield & Routt Counties School District Re-50J:
5.250%, 12/1/2015, Optional, Unrefunded portion,12/1/2009 @ 101.00, FGIC	290,000	295,812
5.000%, 12/1/2026, Optional 12/1/2016 @ 100.00, FSA	1,000,000	1,037,520
El Paso County School District 2:
5.250%, 12/1/2012, Optional 12/1/2010 @ 100.00, MBIA	250,000	263,355
5.000%, 12/1/2023, Optional 12/1/2012 @ 100.00, MBIA	250,000	256,990
El Paso County School District 12, 5.000%, 9/15/2013, Optional 9/15/2012 @ 100.00	1,000,000	1,096,840
Evergreen Park & Recreation District, 5.250%, 12/1/2017, Prerefunded 12/1/2010 @ 100.00, AMBAC	115,000	122,240
Fraser Valley, Metropolitan Recreation District, 5.000%, 12/1/2025, Optional 12/1/2017 @ 100.00	500,000	515,895
Garfield County, Garfield School District Re-2:
4.750%, 12/1/2025	1,000,000	1,023,140
5.000%, 12/1/2027, Optional 12/1/2016 @ 100.00, FSA	250,000	259,220
Garfield, Pitkin & Eagle Counties Roaring Fork School District Re-1, 5.000%, 12/15/2020, Optional 12/15/2014 @ 100.00, FSA	500,000	529,485
Gunnison Watershed School District No Re 1J, 5.250%, 12/1/2024, Optional 12/1/2018 @ 100.00	1,000,000	1,072,800
Jefferson County School District R-1:
5.000%, 12/15/2024, Optional 12/15/2014 @ 100.00, FSA	1,000,000	1,032,150
5.250%, 12/15/2025, Optional 12/15/2016 @ 100.00, FSA	500,000	534,890
La Plata County School District 9-R, 5.250%, 11/1/2020, Prerefunded 11/1/2012 @ 100.00, MBIA	125,000	140,770
Larimer County, Poudre School District R-1, 6.000%, 12/15/2017, Prerefunded 12/15/2010 @ 100.00, FGIC	1,000,000	1,074,680
Lincoln Park, Metropolitan District, 5.625%, 12/1/2020, Optional 12/1/2017 @ 100.00	250,000	222,563
Mesa County Valley School District 51 Grand Junction:
5.000%, 12/1/2021, Optional 12/1/2014 @ 100.00, MBIA	525,000	552,085
5.000%, 12/1/2022, Optional 12/1/2013 @ 100.00, MBIA	300,000	314,586
5.000%, 12/1/2024, Optional 12/1/2014 @ 100.00, MBIA	1,000,000	1,037,290
Pitkin County Open Space Acquisition,
5.250%, 12/1/2018, Prerefunded 12/1/2010 @ 100.00, AMBAC	340,000	361,406
Pitkin County School District No. 001, Aspen:
5.000%, 12/1/2020, Prerefunded 12/1/2011 @ 100.00, FGIC	150,000	163,983
5.375%, 12/1/2026, Optional 12/1/2019 @ 100.00	225,000	246,492
Pueblo County School District 70,
5.000%, 12/1/2015, Optional 12/1/2011 @ 100.00, FGIC	165,000	171,851
Rio Blanco County School District No Re-1 Meeker, 5.250%, 12/1/2022, Optional 12/1/2018 @ 100.00	575,000	624,272
Summit County, Summit County School District Re-1, 5.000%, 12/1/2023, Optional 12/1/2014	200,000	208,538
Weld & Adams County School District Re-3, 5.000%, 12/15/2021, Prerefunded 12/15/2014 @ 100.00, MBIA	200,000	229,122

Total General Obligation Bonds
(Cost $24,964,151)		25,720,366

Revenue Bonds		49.96%
Airports		1.83%
City and County of Denver Airport Series A Revenue, 5.000%, 11/15/2018, Optional 11/15/2015 @ 100.00, XLCA	1,000,000	1,047,030
Walker Field CO Public Airport Authority, 5.000%, 12/1/2022, Optional 12/1/2017	500,000	383,800
		1,430,830

General		2.34%
Boulder County Open Space Capital Improvement Tr Fd,
5.000%, 12/15/2025, Optional 12/15/2018 @ 100.00	1,000,000	1,059,400
Park Meadows Business Improvement District Sinking Fund,
5.000%, 12/1/2017, Average Life 9/1/2014	250,000	210,705
Town of Castle Rock Co., Sales and Use Tax Revenue,
6.000%, 6/1/2023, Optional 6/1/2018 @ 100.00, Assured Guaranty	500,000	560,335
		1,830,440

Higher Education		8.85%
City of Colorado Springs, Revenue Refunding Bonds, The Colorado College Project, 4.375%, 6/1/2026, Optional 6/1/2015 @ 100.00	500,000	483,440

STATEMENTS OF INVESTMENTS

WESTCORE COLORADO TAX-EXEMPT FUND AS OF JUNE 30, 2009 (continued)

	Principal Amount	Market Value
Colorado Educational & Cultural Facilities Authority, Academy Charter School, 5.000%, 12/15/2015, Mandatory Sinking Fund 12/15/2013 @ 100.00	$390,000	$372,403
Colorado Educational & Cultural Facilities Authority, University of Denver, 5.000%, 3/1/2021, Optional 9/1/2015 @ 100.00, MBIA-RE FGIC	300,000	308,454
Colorado School of Mines Auxiliary Facility Revenue Enterprise:
5.250%, 12/1/2020, AMBAC	85,000	87,149
5.250%, 12/1/2020, Prerefunded 12/1/2012 @ 100.00, AMBAC	420,000	474,293
Colorado State Board of Governors, 5.250%, 3/1/2024, Optional 3/1/2017, FGIC	500,000	531,340
Colorado State Board of Governors University - Enterprise Revenue Bonds, 5.000%, 12/1/2020, Prerefunded 12/1/2015 @ 100.00, XLCA	500,000	574,480
Colorado State College Board of Trustees, Auxiliary Facilities System - Enterprise Revenue Bonds, 5.000%, 5/15/2022, Optional 5/15/2013, MBIA	660,000	680,731
Fort Lewis College Board, 4.625%, 10/1/2026, Optional 10/17/2017 @ 100.00, FGIC	500,000	481,270
Mesa State College, Auxiliary Facility Enterprise Revenue, 5.700%, 5/15/2026, Optional 11/15/2017 @ 100.00	250,000	271,418
University of Colorado Enterprise Systems Revenue Series A:
5.100%, 6/1/2016, Optional 6/1/2011 @ 100.00	150,000	155,892
5.375%, 6/1/2026, Optional 6/1/2011 @ 100.00	325,000	330,649
University of Colorado Enterprise Systems Revenue Series B:
5.000%, 6/1/2024, Prerefunded 6/1/2015 @ 100.00, FGIC	150,000	168,855
5.000%, 6/1/2026, Optional 6/1/2015 @ 100.00, FGIC	750,000	769,214
University of Northern Colorado Auxiliary Facilities:
5.000%, 6/1/2016, Optional 6/1/2011 @ 100.00, AMBAC	500,000	514,045
5.000%, 6/1/2023, Optional 6/1/2011 @ 100.00 AMBAC	250,000	252,200
Western State College,
5.000%, 5/15/2034, Optional 5/15/2019 @ 100.00	500,000	474,745
		6,930,578

Medical		14.24%
Aspen Valley Hospital District, 5.000%, 10/15/2021, Optional 10/15/2016 @ 100.00	600,000	502,176
Aurora Colorado Hospital Revenue, Children’s Hospital, 5.000%, 12/1/2022, Optional 12/1/2018 @ 100.00, FSA	1,000,000	1,044,969
Colorado Health Facilities Authority, Poudre Valley Health, Series A:
5.625%, 12/1/2019, Prerefunded 12/1/2009 @ 101.00, FSA	500,000	515,075
5.000%, 3/1/2025, Optional 3/1/2015 @ 100.00	1,000,000	894,640
Colorado Health Facilities Authority Revenue, Adventist Sunbelt:
5.125%, 11/15/2020, Prerefunded 11/15/2016 @ 100.00	345,000	393,562
5.250%, 11/15/2027(2)	1,000,000	935,810
Colorado Health Facilities Authority Revenue, Catholic Health Initiatives, 5.250%, 9/1/2021, Optional 9/1/2011 @ 100.00	500,000	545,025
Colorado Health Facilities Authority Revenue, Covenant Retirement Communities Inc.,
5.250%, 12/1/2025, Optional 12/1/2015 @ 100.00	500,000	402,870
Colorado Health Facilities Authority Revenue, Evangelical Lutheran:
5.250%, 6/1/2020, Optional 6/1/2016 @ 100.00	500,000	487,425
5.250%, 6/1/2023, Optional 6/1/2016 @100.00	400,000	370,252
Colorado Health Facilities Authority Revenue, Park View Medical Center:
5.000%, 9/1/2010	205,000	206,931
5.000%, 9/1/2011	210,000	211,905
5.000%, 9/1/2020, Optional 9/15/2015 @ 100.00	450,000	407,462
5.000%, 9/1/2025, Optional 9/1/2017 @ 100.00	450,000	376,709
Colorado Health Facilities Authority Revenue, Vail Valley Medical Center:
5.000%, 1/15/2010	200,000	201,736
5.000%, 1/15/2020, Optional 1/15/2015 @ 100.00	440,000	408,945
Colorado Health Facilities Authority Revenue, Valley View Hospital Association,
5.000%, 5/15/2027, Optional 5/15/2017 @ 100.00	250,000	209,533
Colorado Health Facilities Authority Revenue, Yampa Valley Medical Center, 5.000%, 9/15/2022, Optional 9/15/2017 @ 100.00	850,000	725,994
Denver Health & Hospital Authority: 5.000%, 12/1/2018, Optional 12/1/2016	500,000	455,700

STATEMENTS OF INVESTMENTS

WESTCORE COLORADO TAX-EXEMPT FUND AS OF JUNE 30, 2009 (continued)

	Principal Amount	Market Value
5.000%, 12/1/2020, Optional 12/1/2016	$500,000	$441,700

University of Colorado Hospital Authority:
5.250%, 11/15/2022, Optional 11/15/2009 @ 100.00, AMBAC	1,000,000	929,510
5.600%, 11/15/2031, Prerefunded 11/15/2011 @100.00	445,000	488,089
		11,156,018

Other		0.26%
Boulder County, (Atmospheric Research), 5.000%, 9/1/2022, Optional 9/1/2011 @ 100.00, MBIA	200,000	203,044

Special Tax		11.48%
Aspen Colorado Sales Tax, 5.000%, 11/1/2010, Prerefunded 11/1/2009 @ 100.00	120,000	121,740
Aurora Colorado Golf Course Enterprise:
4.125%, 12/1/2013	110,000	107,209
4.250%, 12/1/2014	125,000	118,846
4.375%, 12/1/2015	125,000	116,594
Broomfield Sales & Use Tax, 5.200%, 12/1/2017, Optional 12/1/2012 @ 100.00, AMBAC	500,000	529,334
Colorado Educational & Cultural Facilities Authority:
6.000%, 12/1/2016, Optional 12/1/2010 @ 100.00, RADIAN, Prerefunded 12/1/2010 @ 100.00	125,000	133,265
5.000%, 3/1/2018, Optional 9/1/2015 @ 100.00, FGIC	500,000	523,120
5.000%, 6/1/2020, Optional 6/1/2011 @ 100.00, AMBAC	200,000	204,026
5.000%, 12/1/2021, Optional 12/1/2011 @ 100.00, AMBAC	150,000	151,787
5.000%, 12/15/2021, Optional 12/15/2015 @ 100.00, MORAL OBLG	180,000	155,810
5.125%, 9/15/2025, Optional 9/15/2015 @ 100.00, XLCA	500,000	512,075
4.625%, 12/15/2028, Optional 12/15/2015 @ 100.00, MORAL OBLG	250,000	189,608
Denver City & County Golf Enterprise:
5.500%, 9/1/2012, Mandatory Sinking Fund 9/1/2010 @ 100.00	250,000	248,808
5.000%, 9/1/2018, Optional 9/1/2016 @ 100.00	350,000	304,745
5.000%, 9/1/2019, Optional 9/1/2016 @ 100.00	500,000	427,165
Douglas County Sales & Use Tax Open Space,
6.000%, 10/15/2009, FSA	500,000	507,685
Durango Colorado Sales & Use Tax, 5.500%, 12/1/2016, Optional 12/1/2009 @ 100.00, FGIC	200,000	204,100
Grand Junction Leasing Authority Capital Improvement: 5.000%, 6/15/2020, Optional 6/15/2016 @ 100.00, MBIA	390,000	416,107
5.000%, 6/15/2023, Optional 6/15/2016 @ 100.00, MBIA	390,000	409,566
Greeley, Weld County Sales & Use Tax, 5.150%, 10/1/2015, Prerefunded 10/1/2010 @ 100.00, MBIA	500,000	527,140
Jefferson County Open Space Sales & Use Tax: 5.000%, 11/1/2012, FGIC, Prerefunded 11/1/2009 @ 100.00	500,000	507,330
5.000%, 11/1/2019, FGIC, Prerefunded 11/1/2009 @ 100.00	100,000	101,466
Longmont, Boulder County Sales & Use Tax, 5.500%, 11/15/2015, Prerefunded 11/15/2010 @ 100.00	300,000	319,305
Northwest Parkway Public Highway Authority Revenue, zero coupon, 6/15/2025, convertible to 5.80% until 6/15/2025, FSA, Prerefunded 6/15/2016 @ 100.00	960,000	981,484
Superior Open Space Sales & Use Tax:
4.625%, 6/1/2015	100,000	100,380
4.750%, 6/1/2017, Optional 6/1/2016 @ 100.00	325,000	318,490
Thornton, Adams County Sales & Use Tax, Open Space & Parks, 5.250%, 9/1/2016, Optional 9/1/2011 @ 100.00, FSA	500,000	523,475
Westminster Sales & Use Tax, 5.000%, 12/1/2014, Optional 12/1/2011 @ 100.00	220,000	232,481
		8,993,141

Utility		10.96%
Arkansas River Power Authority, 5.875%, 10/1/2026, SF 10/1/2022, XLCA	1,000,000	936,800
Boulder County Water & Sewer,
5.300%, 12/1/2012, Prerefunded 12/1/2010 @ 100.00	125,000	132,958
Brighton Colorado Water Activity Enterprise, 5.000%, 12/1/2029, Optional 12/1/2019 @ 100.00	1,515,000	1,548,238
Broomfield Water Activity Enterprise:
5.500%, 12/1/2018, Optional 12/1/2010 @ 101.00, MBIA	500,000	519,645
4.750%, 12/1/2022, Optional 12/1/2012 @ 100.00, MBIA	125,000	124,260
Colorado Water Resources & Power Development Authority, Drinking Water, 5.000%, 9/1/2017, Optional 9/1/2012 @ 100.00	500,000	526,765

STATEMENTS OF INVESTMENTS

WESTCORE COLORADO TAX-EXEMPT FUND AS OF JUNE 30, 2009 (continued)

	Principal Amount	Market Value
Colorado Water Resources & Power Development Authority, Parker Water & Sanitation District, 5.000%, 9/1/2026, Optional 9/1/2014 @ 100.00, MBIA	$500,000	$480,480
Colorado Water Resources & Power Development Authority, Small Water Resources:
5.700%, 11/1/2015, Optional 11/1/2010 @ 100.00, FGIC	265,000	273,061
5.700%, 11/1/2015, Prerefunded 11/1/2010 @ 100.00, FGIC	235,000	249,824
Colorado Water Resources & Power Development Authority, Waste Water Revolving Fund, 5.500%, 9/1/2019	500,000	582,480
Eagle River Water & Sanitation District, 5.000%, 12/1/2029, Optional 12/1/2019 @ 100.00	450,000	452,885
Fort Collins Colorado Waste Water Utility Enterprise, 5.000%, 12/1/2026, Optional 12/1/2018 @ 100.00	1,000,000	1,060,779
Fort Collins, Larimer County Colorado Stormwater Utilities, 4.875%, 12/1/2020, Optional 12/1/2012 @ 100.00, AMBAC	250,000	257,368
Fort Collins, Larimer County Water Utility Enterprise, 4.250%, 12/1/2009, Call Pending 7/6/2009 @ 100.00, FSA	500,000	500,000
Golden Colorado Water & Waste Treatment, 4.950%, 11/15/2022, Optional 11/15/2013 @ 100.00, FSA	150,000	156,494
Pueblo Colorado Board Waterworks:
5.250%, 11/1/2009, FSA	120,000	121,789
5.100%, 1/1/2019, Optional 1/1/2011 @ 100.00, AMBAC	150,000	132,689

	Principal Amount/Shares	Market Value
Thornton Colorado Water Enterprise,
5.000%, 12/1/2021, Optional 12/1/2014 @ 100.00, MBIA	$500,000	$527,290
		8,583,805

Total Revenue Bonds
(Cost $40,074,112)		39,127,856

Money Market Mutual Funds		4.26%
Fidelity Institutional Money Market Tax Exempt - Class I (7 Day Yield 0.195%)(3)	3,330,781	3,330,781

Total Money Market Mutual Funds
(Cost $3,330,781)		3,330,781

Total Investments
(Cost $77,634,758)	99.09%	77,601,640

Other Assets in Excess of Liabilities	0.91%	715,122

Net Assets	100.00%	$78,316,762

Westcore Colorado Tax-Exempt Fund
Country Breakdown as of June 30, 2009
Country	Market Value	%
United States	$77,601,640	99.09%
Total Investments	77,601,640	99.09%
Other Assets in Excess of Liabilities	715,122	0.91%
Net Assets	$78,316,762	100.00%

Please note the country classification is based on the domicile of the issuer.

Investment classifications presented herein are based on the categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another.

(1)	When-Issued Security. Cash equivalents are segregated equal to the purchase price.

(2)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(3)	Investments in other funds are calculated at their respective net asset values as determined by those funds, in accordance with the Investment Company Act of 1940.

See Notes to Financial Statements.

AB	Aktiebolag is the Swedish equivalent of the term corporation.
ADR	American Depositary Receipt
AG	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
AMBAC	Ambac Financial Group Inc.
BV	Besloten Vennootschap is a Dutch private limited liability company.
CDO	Collateralized Debt Obligation
CMBS	Commercial Mortgage-Backed Securities
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FSA	Farm Service Agency
GNMA	Government National Mortgage Association
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
MBIA
MBIA Inc. delivers credit enhancement for the obligations of debt such as municipal bonds. The purchase of municipal bond insurance is used to improve or enhance the credit rating of a borrower’s debt financing.

MORAL OBLG
Charter School Moral Obligation Program. Moral Obligation bonds are revenue-backed, state issued municipal bonds, whose principal and interest is backed by the moral, but not legal, obligation of a state government.

MTN	Medium Term Note followed by applicable series
N.V.	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC	Public Limited Co.
RADIAN	Radian Group Inc.
REIT	Real Estate Investment Trust
S.A.	Generally designates corporations in various countries, mostly those employing the civil law. This translates literally in all languages mentioned as anonymous company.
SBA	Small Business Administration
SF	Sinking Fund
S.p.A.	Società Per Azioni is an Italian shared company.
SUB	Subordinated Income Note
XLCA	XL Capital Assurance Inc. delivers credit enhancement for the obligations of debt such as municipal bonds

STATEMENTS OF ASSETS AND LIABILITIES

WESTCORE EQUITY FUNDS AS OF JUNE 30, 2009 (UNAUDITED)

	Westcore	Westcore	Westcore	Westcore	Westcore	Westcore
	Growth	MIDCO	Select	Blue Chip	Mid-Cap	Small-Cap
	Fund	Growth Fund	Fund	Fund	Value Fund	Opportunity Fund
Assets
Investments at value (cost - see below)	$119,220,720	$100,976,464	$40,722,938	$36,308,920	$44,706,470	$24,921,637
Cash and cash equivalents	0	0	0	0	0	0
Receivable for investment securities sold	0	1,233,996	0	0	0	0
Dividends and interest receivable	50,940	33,816	2,169	34,950	124,916	19,377
Receivable for fund shares subscribed	9,102	13,213	1,252,167	170	15,589	9,537
Investment for trustee deferred compensation plan	24,961	345,776	7,787	39,511	4,403	34,794
Receivable due from advisor	0	0	0	0	0	0
Prepaid and other assets	17,300	16,341	8,365	12,900	6,882	11,531
Total Assets	119,323,023	102,619,606	41,993,426	36,396,451	44,858,260	24,996,876

Liabilities
Payable for investment securities purchased	611,810	1,280,782	0	0	0	473,241
Payable for fund shares redeemed	73,256	8,129	4,228	2,751	1,707	693
Payable for investment advisory fee	62,604	53,353	24,193	17,749	31,420	11,596
Payable for administration fee	18,815	15,496	4,835	6,033	6,822	4,267
Payable for shareholder servicing	5,679	2,433	1,975	348	1,972	551
Payable for trustee deferred compensation plan	24,961	345,776	7,787	39,511	4,403	34,794
Payable for chief compliance officer fee	780	574	191	215	254	128
Other payables	44,480	40,650	17,132	21,817	24,048	18,954
Total Liabilities	842,385	1,747,193	60,341	88,424	70,626	544,224
Net Assets	$118,480,638	$100,872,413	$41,933,085	$36,308,027	$44,787,634	$24,452,652

Net Assets Consist of:
Paid-in capital	$162,488,266	$136,951,401	$52,283,085	$40,160,903	$67,240,106	$30,969,794
(Over)/Undistributed net investment income	93,232	(519,129)	(92,792)	92,097	212,440	(29,499)
Accumulated net realized loss on investments and foreign currency transactions	(54,253,342)	(43,661,679)	(13,593,828)	(3,953,304)	(17,328,937)	(3,889,739)
Net unrealized appreciation/(depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	10,152,482	8,101,820	3,336,620	8,331	(5,335,975)	(2,597,904)
Net Assets	$118,480,638	$100,872,413	$41,933,085	$36,308,027	$44,787,634	$24,452,652

Net Assets:
Retail Class	$116,331,953	$73,257,052	$41,933,085	$17,465,049	$44,787,634	$21,861,236
Institutional Class	2,148,685	27,615,361	N/A	18,842,978	N/A	2,591,416
Shares of Beneficial Interest Outstanding:
Retail Class	13,584,213	18,058,180	3,361,425	1,931,430	3,522,689	946,095
Institutional Class	250,510	6,788,617	N/A	2,082,057	N/A	111,736
Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)
Retail Class	$8.56	$4.06	$12.47	$9.04	$12.71	$23.11
Institutional Class	8.58	4.07	N/A	9.05	N/A	23.19

Cost of Investments	$109,068,238	$92,874,644	$37,386,318	$36,300,589	$50,042,445	$27,519,541

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2009 (UNAUDITED)

	WESTCORE EQUITY FUNDS			WESTCORE BOND FUNDS

	Westcore	Westcore	Westcore	Westcore	Westcore	Westcore
	Small-Cap	Micro-Cap	International	Flexible	Plus Bond	Colorado
	Value Fund	Opportunity Fund	Frontier Fund	Income Fund	Fund	Tax-Exempt Fund
Assets
Investments at value (cost - see below)	$194,892,020	$1,156,624	$24,571,582	$68,660,763	$1,304,362,389	77,601,640
Cash and cash equivalents	0	0	0	2,746	3,296	0
Receivable for investment securities sold	844,265	139,933	407,142	0	0	0
Dividends and interest receivable	269,780	1,218	39,231	1,108,225	11,844,121	510,928
Receivable for fund shares subscribed	184,258	102	7,212	4,893	1,735,988	276,892
Investment for trustee deferred compensation plan	1,290	0	6,925	23,256	54,006	25,258
Receivable due from advisor	0	6,745	0	0	0	0
Prepaid and other assets	12,440	13,126	5,869	16,013	54,744	3,064
Total Assets	196,204,053	1,317,748	25,037,961	69,815,896	1,318,054,544	78,417,782

Liabilities
Payable for investment securities purchased	1,219,551	154,695	604,577	0	8,000,272	0
Payable for fund shares redeemed	58,019	0	970	31,424	2,786,440	17,244
Payable for investment advisory fee	158,454	0	19,778	55,626	247,102	16,905
Payable for administration fee	29,172	732	3,487	13,220	176,997	10,820
Payable for shareholder servicing	7,207	26	1,097	2,829	52,072	3,052
Payable for trustee deferred compensation plan	1,290	0	6,925	23,256	54,006	25,258
Payable for chief compliance officer fee	1,052	6	125	422	7,756	496
Other payables	46,360	11,121	27,366	71,146	257,247	27,245
Total Liabilities	1,521,105	166,580	664,325	197,923	11,581,892	101,020
Net Assets	$194,682,948	$1,151,168	$24,373,636	$69,617,973	$1,306,472,652	$78,316,762

Net Assets Consist of:
Paid-in capital	$281,704,648	$1,571,969	$36,889,498	$129,005,498	$1,357,114,409	$78,435,122
(Over)/Undistributed net investment income	1,227,120	2,998	261,226	(227,911)	(116,976)	(17,510)
Accumulated net realized loss on investments and foreign currency transactions	(59,646,679)	(397,727)	(12,826,208)	(31,868,068)	(9,212,278)	(67,732)
Net unrealized appreciation/(depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	(28,602,141)	(26,072)	49,120	(27,291,546)	(41,312,503)	(33,118)
Net Assets	$194,682,948	$1,151,168	$24,373,636	$69,617,973	$1,306,472,652	$78,316,762

Net Assets:
Retail Class	$162,551,397	$1,151,168	$24,373,636	$68,516,823	$1,224,245,093	$78,316,762
Institutional Class	32,131,551	N/A	N/A	1,101,150	82,227,559	N/A
Shares of Beneficial Interest Outstanding:
Retail Class	21,053,931	155,459	2,567,702	9,633,605	121,019,825	7,210,847
Institutional Class	4,164,708	N/A	N/A	155,067	8,128,797	N/A
Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)
Retail Class	$7.72	$7.40	$9.49	$7.11	$10.12	$10.86
Institutional Class	7.72	N/A	N/A	7.10	10.12	N/A

Cost of Investments	$223,494,161	$1,182,696	$24,524,660	$95,952,309	$1,345,674,892	$77,634,758

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS

WESTCORE EQUITY FUNDS FOR THE SIX MONTHS ENDED JUNE 30, 2009 (UNAUDITED)

	Westcore	Westcore	Westcore	Westcore	Westcore	Westcore
	Growth	MIDCO	Select	Blue Chip	Mid-Cap	Small-Cap
	Fund	Growth Fund	Fund	Fund	Value Fund	Opportunity Fund
Investment Income
Dividends, net of foreign taxes*	$697,765	$347,587	$86,375	$308,393	$466,413	$128,784
Interest	4,822	10,908	4,843	1,922	2,821	2,303
Other Income	0	0	0	0	0	0
Total Income	702,587	358,495	91,218	310,315	469,234	131,087

Expenses
Investment advisory fee	389,899	291,829	99,158	108,573	149,457	101,487
Administrative fee	116,096	85,559	28,189	34,662	36,865	23,715
Shareholder servicing reimbursement -
Retail Class	40,837	14,702	9,137	2,338	11,677	2,974
Transfer agent fees	18,069	27,868	10,052	11,121	10,857	10,697
Fund accounting fees and expenses	24,300	19,191	15,290	19,463	17,395	21,237
Legal fees	2,117	1,588	527	591	700	356
Printing fees	10,397	7,603	3,041	3,347	3,558	1,991
Registration fees	16,371	16,969	8,302	9,925	8,397	17,533
Audit and tax preparation fees	11,568	11,028	5,742	7,731	6,747	6,721
Custodian fees	4,257	4,333	1,686	1,285	825	2,541
Insurance	2,440	1,412	462	605	620	297
Trustee fees and expenses	5,541	4,115	1,547	1,728	1,694	1,042
Chief compliance officer fee	2,815	2,051	677	768	913	456
Other	3,881	4,746	2,982	3,513	2,338	3,532
Total expenses before waivers	648,588	492,994	186,792	205,650	252,043	194,579
Expenses waived by:
Investment advisor
Retail Class	0	0	(10,886)	(10,313)	(2,874)	(39,676)
Institutional Class	(18,655)	(14,533)	N/A	(19,943)	N/A	(23,719)
Administrator
Retail Class	0	0	(473)	(455)	(75)	(1,243)
Institutional Class	0	0	N/A	0	N/A	0
Net Expenses	629,933	478,461	175,433	174,939	249,094	129,941
Net Investment Income/(Loss)	72,654	(119,966)	(84,215)	135,376	220,140	1,146

Realized and Unrealized Gain/(Loss):
Net realized loss on investments	(13,808,484)	(7,977,913)	(1,324,387)	(2,276,489)	(3,989,895)	(1,811,687)
Net change in unrealized appreciation/(depreciation) on investments	23,470,535	20,486,286	4,369,275	5,037,962	7,364,672	3,376,967
Net Realized And Unrealized Gain	9,662,051	12,508,373	3,044,888	2,761,473	3,374,777	1,565,280
Net Increase In Net Assets Resulting From Operations	$9,734,705	$12,388,407	$2,960,673	$2,896,849	$3,594,917	$1,566,426

* Foreign tax withholdings	$952	$0	$0	$5,746	$0	$0

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 2009 (UNAUDITED)

	WESTCORE EQUITY FUNDS				WESTCORE BOND FUNDS

	Westcore	Westcore		Westcore	Westcore	Westcore	Westcore
	Small-Cap	Micro-Cap		International	Flexible	Plus Bond	Colorado
	Value Fund	Opportunity Fund		Frontier Fund	Income Fund	Fund	Tax-Exempt Fund
Investment Income
Dividends, net of foreign taxes*	$2,272,905	$9,090		$416,470	$241,859	$209,008	$0
Interest	17,390	81		2,702	2,601,227	30,176,424	1,674,242
Other Income	0	0		0	20,000	143,140	0
Total Income	2,290,295	9,171		419,172	2,863,086	30,528,572	1,674,242

Expenses
Investment advisory fee	825,631	5,007		119,040	147,802	2,689,683	189,331
Administrative fee	155,317	5,885		18,338	65,784	1,106,556	70,094
Shareholder servicing reimbursement -
Retail Class	42,198	138		5,734	19,022	339,769	20,234
Transfer agent fees	10,413	6,115		8,380	19,075	154,850	8,365
Fund accounting fees and expenses	28,921	18,039		22,446	22,104	153,043	23,796
Legal fees	2,876	19		348	2,076	29,490	1,404
Printing fees	15,453	87		1,939	6,247	109,798	7,389
Registration fees	20,512	2,932		7,873	17,147	37,853	2,403
Audit and tax preparation fees	6,911	4,960		6,473	9,758	14,742	7,044
Custodian fees	6,970	22		18,997	797	35,318	2,500
Insurance	3,389	23		280	1,007	22,403	1,357
Trustee fees and expenses	8,600	55		888	2,666	66,329	4,337
Chief compliance officer fee	3,728	23		445	1,526	27,608	1,758
Other	2,890	2,710		2,870	2,946	3,399	3,387
Total expenses before waivers	1,133,809	46,015		214,051	317,957	4,790,841	343,399
Expenses waived by:
Investment advisor
Retail Class	(46,181)	(38,278	)(a)	(63,160)	(19,577)	(1,348,101)	(92,116)
Institutional Class	(21,627)	N/A		N/A	(18,755)	(102,978)	N/A
Administrator
Retail Class	(1,410)	(1,212)		(2,023)	(966)	(81,609)	(5,153)
Institutional Class	0	N/A		N/A	0	0	N/A
Net Expenses	1,064,591	6,525		148,868	278,659	3,258,153	246,130
Net Investment Income	1,225,704	2,646		270,304	2,584,427	27,270,419	1,428,112

Realized and Unrealized Gain/(Loss):
Net realized gain/(loss) on investments	(35,624,593)	(212,552)		(6,023,104)	(4,310,481)	(1,817,048)	23,288
Net realized gain on foreign currency transactions	0	0		84,320	0	0	0
Net change in unrealized appreciation/(depreciation) on investments	32,846,769	188,617		10,465,116	14,125,057	34,264,175	2,513,577
Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0		1,144,676	0	0	0
Net Realized And Unrealized Gain/(Loss)	(2,777,824)	(23,935)		5,671,008	9,814,576	32,447,127	2,536,865
Net Increase/(Decrease) In Net Assets Resulting From Operations	$(1,552,120)	$(21,289)		$5,941,312	$12,399,003	$59,717,546	$3,964,977

* Foreign tax withholdings	$3,239	$0		$46,522	$0	$0	$0
(a) Includes $33,271 which represents a reimbursement of operating expenses by the Investment Advisor.

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Westcore Growth Fund		Westcore MIDCO Growth Fund		Westcore Select Fund

	Six Months Ended		Six Months Ended		Six Months Ended
	June 30, 2009	Year Ended	June 30, 2009	Year Ended	June 30, 2009	Year Ended
	(Unaudited)	December 31, 2008	(Unaudited)	December 31, 2008	(Unaudited)	December 31, 2008
Increase/(Decrease) in Net Assets from:

Operations:
Net investment income/(loss)	$72,654	$48,482	$(119,966)	$(645,817)	$(84,215)	$(224,869)
Net realized loss	(13,808,484)	(39,823,922)	(7,977,913)	(34,556,889)	(1,324,387)	(11,880,988)
Change in unrealized net appreciation or depreciation	23,470,535	(93,372,516)	20,486,286	(44,003,135)	4,369,275	(2,346,435)
Net increase/(decrease) in net assets resulting from operations	9,734,705	(133,147,956)	12,388,407	(79,205,841)	2,960,673	(14,452,292)

Distributions to Shareholders (Note 1):
From net investment income
Retail Class	0	0	0	0	0	0
Institutional Class	0	0	0	0	N/A	N/A
From net realized capital gains
Retail Class	0	(9,932,381)	0	(4,398,879)	0	(7,554)
Institutional Class	0	(132,984)	0	(1,603,109)	N/A	N/A
From paid in capital
Retail Class	0	0	0	0	0	0
Institutional Class	0	0	0	0	N/A	N/A
Decrease in net assets from distributions to shareholders	0	(10,065,365)	0	(6,001,988)	0	(7,554)

Beneficial Interest Transactions (Note 2):
Shares sold
Retail Class	4,145,335	79,886,900	5,598,421	10,771,754	14,414,068	17,830,330
Institutional Class	238,263	606,539	1,517,284	31,608,660	N/A	N/A
Shares issued in reinvestment of distributions
Retail Class	0	9,833,761	0	4,000,294	0	5,998
Institutional Class	0	132,984	0	1,603,109	N/A	N/A
Cost of Shares Redeemed
Retail Class	(30,520,184)	(114,692,098)	(5,800,568)	(57,941,223)	(3,669,110)	(12,750,991)
Institutional Class	(96,860)	(592,468)	(1,211,380)	(2,432,955)	N/A	N/A
Net increase/(decrease) resulting from beneficial interest transactions	(26,233,446)	(24,824,382)	103,757	(12,390,361)	10,744,958	5,085,337
Redemption Fees	7,900	56,354	2,670	17,807	4,535	18,144
Net Increase/(Decrease) In Net Assets	(16,490,841)	(167,981,349)	12,494,834	(97,580,383)	13,710,166	(9,356,365)

Net Assets:
Beginning of year	134,971,479	302,952,828	88,377,579	185,957,962	28,222,919	37,579,284
End of year or period*	$118,480,638	$134,971,479	$100,872,413	$88,377,579	$41,933,085	$28,222,919

*Including (over)/undistributed net investment income of:	$93,232	$20,578	$(519,129)	$(399,163)	$(92,792)	$(8,577)

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Westcore Blue Chip Fund		Westcore Mid-Cap Value Fund		Westcore Small-Cap Opportunity Fund

	Six Months Ended		Six Months Ended		Six Months Ended
	June 30, 2009	Year Ended	June 30, 2009	Year Ended	June 30, 2009	Year Ended
	(Unaudited)	December 31, 2008	(Unaudited)	December 31, 2008	(Unaudited)	December 31, 2008
Increase/(Decrease) in Net Assets from:

Operations:
Net investment income/(loss)	$135,376	$280,525	$220,140	$557,640	$1,146	$(13,470)
Net realized loss	(2,276,489)	(1,463,534)	(3,989,895)	(13,041,011)	(1,811,687)	(1,122,194)
Change in unrealized net appreciation or depreciation	5,037,962	(19,479,720)	7,364,672	(26,446,783)	3,376,967	(9,572,645)
Net increase/(decrease) in net assets resulting from operations	2,896,849	(20,662,729)	3,594,917	(38,930,154)	1,566,426	(10,708,309)

Distributions to Shareholders (Note 1):
From net investment income
Retail Class	0	(127,362)	0	(595,101)	0	0
Institutional Class	0	(180,374)	N/A	N/A	0	0
From net realized capital gains
Retail Class	0	(23,684)	0	(57,070)	0	(920)
Institutional Class	0	(26,074)	N/A	N/A	0	(133)
From paid in capital
Retail Class	0	(6,642)	0	(9,029)	0	0
Institutional Class	0	(9,406)	N/A	N/A	0	0
Decrease in net assets from distributions to shareholders	0	(373,542)	0	(661,200)	0	(1,053)

Beneficial Interest Transactions (Note 2):
Shares sold
Retail Class	420,482	962,970	4,101,839	13,304,816	5,874,053	6,033,685
Institutional Class	142,747	22,517,833	N/A	N/A	135,527	657,520
Shares issued in reinvestment of distributions
Retail Class	0	144,663	0	564,753	0	912
Institutional Class	0	204,412	N/A	N/A	0	133
Cost of Shares Redeemed
Retail Class	(828,299)	(26,732,202)	(3,623,981)	(34,443,918)	(1,463,615)	(9,128,820)
Institutional Class	(915,013)	(1,307,410)	N/A	N/A	(21,106)	(260,724)
Net increase/(decrease) resulting from beneficial interest transactions	(1,180,083)	(4,209,734)	477,858	(20,574,349)	4,524,859	(2,697,294)
Redemption Fees	166	1,222	861	16,926	8,700	88,329
Net Increase/(Decrease) In Net Assets	1,716,932	(25,244,783)	4,073,636	(60,148,777)	6,099,985	(13,318,327)

Net Assets:
Beginning of year	34,591,095	59,835,878	40,713,998	100,862,775	18,352,667	31,670,994
End of year or period*	$36,308,027	$34,591,095	$44,787,634	$40,713,998	$24,452,652	$18,352,667

*Including (over)/undistributed net investment income of:	$92,097	$(43,279)	$212,440	$(7,700)	$(29,499)	$(30,645)

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Westcore Small-Cap Value Fund		Westcore Micro-Cap Opportunity Fund		Westcore International Frontier Fund

	Six Months Ended		Six Months Ended		Six Months Ended
	June 30, 2009	Year Ended	June 30, 2009	Period Ended	June 30, 2009	Year Ended
	(Unaudited)	December 31, 2008	(Unaudited)	December 31, 2008 (a)	(Unaudited)	December 31, 2008
Increase/(Decrease) in Net Assets from:

Operations:
Net investment income	$1,225,704	$2,687,629	$2,646	$5,867	$270,304	$453,659
Net realized loss	(35,624,593)	(23,810,134)	(212,552)	(185,785)	(5,938,784)	(6,827,805)
Change in unrealized net appreciation or depreciation	32,846,769	(58,848,441)	188,617	(214,689)	11,609,792	(12,622,422)
Net increase/(decrease) in net assets resulting from operations	(1,552,120)	(79,970,946)	(21,289)	(394,607)	5,941,312	(18,996,568)

Distributions to Shareholders (Note 1):
From net investment income
Retail Class	0	(2,347,543)	0	(4,905)	0	(434,711)
Institutional Class	0	(373,095)	N/A	N/A	N/A	N/A
From net realized capital gains
Retail Class	0	0	0	0	0	0
Institutional Class	0	0	N/A	N/A	N/A	N/A
From paid in capital
Retail Class	0	(46,704)	0	0	0	0
Institutional Class	0	(7,423)	N/A	N/A	N/A	N/A
Decrease in net assets from distributions to shareholders	0	(2,774,765)	0	(4,905)	0	(434,711)

Beneficial Interest Transactions (Note 2):
Shares sold
Retail Class	49,315,353	139,110,308	234,176	1,786,047	1,721,025	3,830,237
Institutional Class	15,009,741	31,324,376	N/A	N/A	N/A	N/A
Shares issued in reinvestment of distributions
Retail Class	0	2,157,619	0	4,905	0	345,813
Institutional Class	0	366,456	N/A	N/A	N/A	N/A
Cost of Shares Redeemed
Retail Class	(33,911,255)	(83,200,021)	(166,197)	(288,259)	(1,571,049)	(7,144,921)
Institutional Class	(3,126,194)	(6,156,863)	N/A	N/A	N/A	N/A
Net increase/(decrease) resulting from beneficial interest transactions	27,287,645	83,601,875	67,979	1,502,693	149,976	(2,968,871)
Redemption Fees	127,978	120,197	477	820	29	2,644
Net Increase/(Decrease) In Net Assets	25,863,503	976,361	47,167	1,104,001	6,091,317	(22,397,506)

Net Assets:
Beginning of year or period	168,819,445	167,843,084	1,104,001	0	18,282,319	40,679,825
End of year or period*	$194,682,948	$168,819,445	$1,151,168	$1,104,001	$24,373,636	$18,282,319

*Including (over)/undistributed net investment income of:	$1,227,120	$1,416	$2,998	$352	$261,226	$(9,078)

(a) Period from June 23, 2008 (inception date) through December 31, 2008.

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Westcore Flexible Income Fund		Westcore Plus Bond Fund		Westcore Colorado Tax-Exempt Fund

	Six Months Ended		Six Months Ended		Six Months Ended
	June 30, 2009	Year Ended	June 30, 2009	Year Ended	June 30, 2009	Year Ended
	(Unaudited)	December 31, 2008	(Unaudited)	December 31, 2008	(Unaudited)	December 31, 2008
Increase/(Decrease) in Net Assets from:

Operations:
Net investment income	$2,584,427	$10,033,389	$27,270,419	$58,334,813	$1,428,112	$2,341,720
Net realized gain/(loss)	(4,310,481)	(27,938,254)	(1,817,048)	(7,103,588)	23,288	(91,020)
Change in unrealized net appreciation or depreciation	14,125,057	(24,061,434)	34,264,175	(75,098,117)	2,513,577	(3,145,203)
Net increase/(decrease) in net assets resulting from operations	12,399,003	(41,966,299)	59,717,546	(23,866,892)	3,964,977	(894,503)

Distributions to Shareholders (Note 1):
From net investment income
Retail Class	(2,509,103)	(10,318,559)	(25,515,399)	(54,679,154)	(1,422,833)	(2,345,715)
Institutional Class	(34,925)	(83,729)	(1,606,621)	(3,482,620)	N/A	N/A
From net realized capital gains
Retail Class	0	0	0	0	0	0
Institutional Class	0	0	0	0	N/A	N/A
From paid in capital
Retail Class	0	(132,674)	0	0	0	0
Institutional Class	0	(1,076)	0	0	N/A	N/A
Decrease in net assets from distributions to shareholders	(2,544,028)	(10,536,038)	(27,122,020)	(58,161,774)	(1,422,833)	(2,345,715)

Beneficial Interest Transactions (Note 2):
Shares sold
Retail Class	3,813,690	26,820,660	314,257,327	471,865,892	22,903,541	24,542,530
Institutional Class	414,397	222,152	19,265,114	42,645,967	N/A	N/A
Shares issued in reinvestment of distributions
Retail Class	2,352,959	9,984,513	23,143,807	48,026,941	1,283,419	2,123,742
Institutional Class	34,925	84,805	951,768	1,825,464	N/A	N/A
Cost of Shares Redeemed
Retail Class	(12,403,120)	(126,759,149)	(212,956,111)	(476,905,209)	(15,629,049)	(13,428,095)
Institutional Class	(248,824)	(551,031)	(5,180,203)	(9,647,734)	N/A	N/A
Net increase/(decrease) resulting from beneficial interest transactions	(6,035,973)	(90,198,050)	139,481,702	77,811,321	8,557,911	13,238,177
Redemption Fees	8,290	22,908	126,250	323,064	10,628	4,394
Net Increase/(Decrease) In Net Assets	3,827,292	(142,677,479)	172,203,478	(3,894,281)	11,110,683	10,002,353

Net Assets:
Beginning of year	65,790,681	208,468,160	1,134,269,174	1,138,163,455	67,206,079	57,203,726
End of year or period*	$69,617,973	$65,790,681	$1,306,472,652	$1,134,269,174	$78,316,762	$67,206,079

*Including overdistributed net investment income of:	$(227,911)	$(268,310)	$(116,976)	$(265,375)	$(17,510)	$(22,789)

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the period indicated.

		Income from Investment Operations				Distributions
Year or Period Ended	Net Asset Value Beginning of the Period	Net Investment Income/(Loss)		Net Realized And Unrealized Gain/ (Loss) on Investments	Total Income/ (Loss) from Investment Operations	Dividends from Net Investment Income		Dividends From Net Realized Gain on Investments		Total Distributions
WESTCORE GROWTH FUND
Retail Class
06/30/09	$7.80	$0.01		$0.75	$0.76	$(0.00)		$(0.00)		$(0.00)
12/31/08	15.45	0.00	(b)	(7.02)	(7.02)	(0.00)		(0.63)		(0.63)
12/31/07	13.31	(0.01)		3.01	3.00	(0.00)		(0.86)		(0.86)
12/31/06 (a)	12.58	(0.00	) (b)	0.74	0.74	(0.00)		(0.01)		(0.01)
05/31/06	11.74	(0.03)		0.93	0.90	(0.00	) (b)	(0.06)		(0.06)
05/31/05	11.01	0.01		0.94	0.95	(0.01)		(0.21)		(0.22)
05/31/04	9.25	(0.02)		1.78	1.76	(0.00)		(0.00)		(0.00)
Institutional Class
06/30/09	7.81	0.01		0.76	0.77	(0.00)		(0.00)		(0.00)
12/31/08	15.45	0.01		(7.02)	(7.01)	(0.00)		(0.63)		(0.63)
12/31/07 (f)	15.96	(0.00	) (b)	0.35	0.35	(0.00)		(0.86)		(0.86)
WESTCORE MIDCO GROWTH FUND
Retail Class
06/30/09	3.55	(0.01)		0.52	0.51	(0.00)		(0.00)		(0.00)
12/31/08	6.94	(0.04)		(3.09)	(3.13)	(0.00)		(0.26)		(0.26)
12/31/07	7.45	(0.04)		0.89	0.85	(0.00)		(1.36)		(1.36)
12/31/06 (a)	7.99	(0.00	) (b)	0.78	0.78	(0.00)		(1.32)		(1.32)
05/31/06	7.03	(0.03)		1.01	0.98	(0.00)		(0.02)		(0.02)
05/31/05	6.79	(0.04)		0.28	0.24	(0.00)		(0.00)		(0.00)
05/31/04	5.69	(0.03)		1.13	1.10	(0.00)		(0.00)		(0.00)
Institutional Class
06/30/09	3.56	(0.00	) (b)	0.51	0.51	(0.00)		(0.00)		(0.00)
12/31/08	6.95	(0.04)		(3.09)	(3.13)	(0.00)		(0.26)		(0.26)
12/31/07 (f)	8.55	(0.01)		(0.23)	(0.24)	(0.00)		(1.36)		(1.36)
WESTCORE SELECT FUND
Retail Class
06/30/09	11.44	(0.02)		1.05	1.03	(0.00)		(0.00)		(0.00)
12/31/08	17.43	(0.09)		(5.91)	(6.00)	(0.00)		(0.00	) (b)	(0.00)
12/31/07	16.66	(0.05)		2.59	2.54	(0.00)		(1.78)		(1.78)
12/31/06 (a)	15.04	0.01		1.61	1.62	(0.00)		(0.00)		(0.00)
05/31/06	12.23	(0.07)		2.88	2.81	(0.00)		(0.00)		(0.00)
05/31/05	11.46	(0.08)		0.85	0.77	(0.00)		(0.00)		(0.00)
05/31/04	9.46	(0.08)		2.08	2.00	(0.00)		(0.00)		(0.00)
(a)  Effective December 31, 2006, the Westcore Funds changed their fiscal year end from May 31 to December 31.
(b)  Less than $0.005 per share.
(c)  Total return not annualized for periods less than one full year.
(d)  Annualized.

					Ratios/Supplemental Data
Paid-in Capital from Redemption Fees		Net Asset Value End of Period	Total Return		Net Assets, End of Period (in Thousands)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Without Fee Waivers		Ratio of Net Investment Income/ (Loss) to Average Net Assets		Ratio Of Net Investment Loss to Average Net Assets Without Fee Waivers		Portfolio Turnover Rate

$0.00	(b)	$8.56	9.74	% (c)	$116,332	1.05	% (d)	1.05	% (d)	0.12	% (d)	0.12	% (d)	38%
0.00	(b)	7.80	(45.33%)		133,174	1.03%		1.03%		0.02%		0.02%		183%
0.00	(b)	15.45	22.48%		299,659	1.05%		1.05%		(0.05%)		(0.05%)		127%
0.00	(b)	13.31	5.85	% (c)	274,035	1.11	% (d)	1.11	% (d)	(0.16	%) (d)	(0.16	%) (d)	87%
0.00	(b)	12.58	7.67%		255,343	1.08%		1.08%		(0.24%)		(0.24%)		111%
0.00	(b)	11.74	8.61%		179,698	1.13%		1.13%		0.13%		0.13%		113%
–		11.01	19.03%		82,013	1.15%		1.26%		(0.26%)		(0.37%)		49%

0.00	(b)	8.58	10.00	% (c)	2,149	0.95	% (d)	2.92	% (d)	0.20	% (d)	(0.85	%) (d)	38%
0.00	(b)	7.81	(45.26%)		1,797	0.92%		1.90%		0.13%		(0.85%)		183%
0.00	(b)	15.45	2.14	% (c)	3,294	0.98	% (d)	4.64	% (d)	(0.01	%) (d)	(3.68	%) (d)	127	% (e)

0.00	(b)	4.06	14.37	% (c)	73,257	1.10	% (d)	1.10	% (d)	(0.30	%) (d)	(0.30	%) (d)	83%
0.00	(b)	3.55	(44.92%)		64,515	1.03%		1.03%		(0.48%)		(0.48%)		142%
0.00	(b)	6.94	11.37%		173,481	1.03%		1.03%		(0.56%)		(0.56%)		116%
0.00	(b)	7.45	9.63	% (c)	184,097	1.08	% (d)	1.08	% (d)	(0.37	%) (d)	(0.37	%) (d)	76%
0.00	(b)	7.99	13.90%		193,647	1.09%		1.09%		(0.34%)		(0.34%)		127%
0.00	(b)	7.03	3.53%		183,085	1.11%		1.11%		(0.62%)		(0.62%)		84%
–		6.79	19.33%		180,159	1.14%		1.18%		(0.62%)		(0.66%)		53%

0.00	(b)	4.07	14.33	% (c)	27,615	0.98	% (d)	1.10	% (d)	(0.18	%) (d)	(0.30	%) (d)	83%
0.00	(b)	3.56	(44.86%)		23,863	0.93%		0.97%		(0.36%)		(0.40%)		142%
0.00	(b)	6.95	(2.84	%) (c)	12,477	0.98	% (d)	2.08	% (d)	(0.47	%) (d)	(1.58	%) (d)	116	% (e)

0.00	(b)	12.47	9.00	% (c)	41,933	1.15	% (d)	1.22	% (d)	(0.55	%) (d)	(0.63	%) (d)	136%
0.01		11.44	(34.35%)		28,233	1.15%		1.21%		(0.66%)		(0.72%)		237%
0.01		17.43	15.25%		37,579	1.15%		1.27%		(0.40%)		(0.53%)		168%
0.00	(b)	16.66	10.77	% (c)	22,963	1.15	% (d)	1.53	% (d)	(0.11	%) (d)	(0.50	%) (d)	65%
0.00	(b)	15.04	22.98%		9,499	1.15%		1.75%		(0.45%)		(1.05%)		148%
0.00	(b)	12.23	6.72%		9,179	1.15%		1.83%		(0.72%)		(1.40%)		107%
–		11.46	21.14%		7,532	1.15%		2.08%		(0.68%)		(1.61%)		81%

(e)  Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2007.
(f)   Period from September 28, 2007 (inception date) through December 31, 2007.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the period indicated.

		Income from Investment Operations				Distributions
Year or Period Ended	Net Asset Value Beginning of the Period	Net Investment Income/(Loss)		Net Realized And Unrealized Gain/ (Loss) on Investments	Total Income/ (Loss) from Investment Operations	Dividends from Net Investment Income		Dividends From Net Realized Gain on Investments		Total Distributions
WESTCORE BLUE CHIP FUND
Retail Class
06/30/09	$8.32	$0.03		$0.69	$0.72	$(0.00)		$(0.00)		$(0.00)
12/31/08	13.18	0.07		(4.85)	(4.78)	(0.07)		(0.01)		(0.08)
12/31/07	13.73	0.08		0.35	0.43	(0.09)		(0.89)		(0.98)
12/31/06 (a)	13.24	0.04		1.24	1.28	(0.08)		(0.71)		(0.79)
05/31/06	13.02	0.06		1.24	1.30	(0.07)		(1.01)		(1.08)
05/31/05	11.62	0.06		1.34	1.40	(0.00)		(0.00)		(0.00)
05/31/04	9.79	0.01		1.83	1.84	(0.01)		(0.00)		(0.01)
Institutional Class
06/30/09	8.32	0.04		0.69	0.73	(0.00)		(0.00)		(0.00)
12/31/08	13.18	0.13		(4.89)	(4.76)	(0.09)		(0.01)		(0.10)
12/31/07 (f)	14.88	0.02		(0.73)	(0.71)	(0.10)		(0.89)		(0.99)
WESTCORE MID-CAP VALUE FUND
Retail Class
06/30/09	11.65	0.06		1.00	1.06	(0.00)		(0.00)		(0.00)
12/31/08	20.57	0.16		(8.89)	(8.73)	(0.17)		(0.02)		(0.19)
12/31/07	20.48	0.03		0.31	0.34	(0.02)		(0.23)		(0.25)
12/31/06 (a)	18.96	0.06		1.82	1.88	(0.10)		(0.26)		(0.36)
05/31/06	17.54	0.06		2.63	2.69	(0.04)		(1.23)		(1.27)
05/31/05	15.28	0.03		3.00	3.03	(0.00)		(0.77)		(0.77)
05/31/04	11.95	(0.02)		3.35	3.33	(0.00	) (b)	(0.00)		(0.00)
WESTCORE SMALL-CAP OPPORTUNITY FUND
Retail Class
06/30/09	22.01	0.02		1.07	1.09	(0.00)		(0.00)		(0.00)
12/31/08	34.34	(0.03)		(12.41)	(12.44)	(0.00)		(0.00	) (b)	(0.00)
12/31/07	36.22	(0.15)		(1.05)	(1.20)	(0.00)		(0.68)		(0.68)
12/31/06 (a)	36.24	0.01		3.23	3.24	(0.00)		(3.26)		(3.26)
05/31/06	34.96	(0.12)		6.48	6.36	(0.00)		(5.08)		(5.08)
05/31/05	32.71	(0.30)		3.74	3.44	(0.00)		(1.19)		(1.19)
05/31/04	24.21	(0.20)		8.70	8.50	(0.00)		(0.00)		(0.00)
Institutional Class
06/30/09	22.07	0.00	(b)	1.11	1.11	(0.00)		(0.00)		(0.00)
12/31/08	34.36	0.03		(12.41)	(12.38)	(0.00)		(0.00	) (b)	(0.00)
12/31/07 (f)	38.40	(0.00	) (b)	(3.36)	(3.36)	(0.00)		(0.68)		(0.68)

(a) Effective December 31, 2006, the Westcore Funds changed their fiscal year end from May 31 to December 31.
(b) Less than $0.005 per share.
(c) Total return not annualized for periods less than one full year.
(d) Annualized.

					Ratios/Supplemental Data
Paid-in Capital from Redemption Fees		Net Asset Value End of Period	Total Return		Net Assets, End of Period (in Thousands)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Without Fee Waivers		Ratio of Net Investment Income/ (Loss) to Average Net Assets		Ratio of Net Investment Loss to Average Net Assets Without Fee Waivers		Portfolio Turnover Rate

$0.00	(b)	$9.04	8.65	% (c)	$17,465	1.15	% (d)	1.28	% (d)	0.71	% (d)	0.57	% (d)	13%
0.00	(b)	8.32	(36.24%)		16,490	1.13%		1.13%		0.45%		0.45%		27%
0.00	(b)	13.18	3.13%		53,321	1.05%		1.05%		0.49%		0.49%		42%
0.00	(b)	13.73	9.65	% (c)	66,402	1.09	% (d)	1.09	% (d)	0.49	% (d)	0.49	% (d)	28%
0.00	(b)	13.24	10.09%		63,775	1.11%		1.11%		0.43%		0.43%		50%
0.00	(b)	13.02	12.05%		63,118	1.15%		1.26%		0.57%		0.46%		58%
–		11.62	18.83%		33,439	1.15%		1.34%		0.07%		(0.12%)		56%

0.00	(b)	9.05	8.77	% (c)	18,843	0.95	% (d)	1.18	% (d)	0.91	% (d)	0.68	% (d)	13%
0.00		8.32	(36.09%)		18,101	0.98%		1.03%		0.68%		0.63%		27%
0.00		13.18	(4.78	%) (c)	6,515	0.98	% (d)	1.85	% (d)	0.61	% (d)	(0.25	%) (d)	42	% (e)

0.00	(b)	12.71	9.10	% (c)	44,788	1.25	% (d)	1.26	% (d)	1.10	% (d)	1.09	% (d)	14%
0.00	(b)	11.65	(42.38)		40,714	1.19%		1.19%		0.74%		0.74%		35%
0.00	(b)	20.57	1.66%		100,863	1.17%		1.17%		0.12%		0.12%		40%
0.00	(b)	20.48	9.90	% (c)	87,571	1.23	% (d)	1.23	% (d)	0.64	% (d)	0.64	% (d)	33%
0.00	(b)	18.96	15.44%		71,040	1.25%		1.26%		0.49%		0.48%		49%
0.00	(b)	17.54	20.02%		30,733	1.25%		1.45%		0.26%		0.07%		63%
–		15.28	27.87%		17,568	1.25%		1.66%		(0.12%)		(0.53%)		71%

0.01		23.11	5.00	% (c)	21,861	1.30	% (d)	1.75	% (d)	(0.01	%) (d)	(0.46	%) (d)	13%
0.11		22.01	(35.90%)		16,027	1.30%		1.70%		(0.08%)		(0.48%)		57%
0.00	(b)	34.34	(3.33%)		28,482	1.30%		1.58%		(0.42%)		(0.70%)		71%
0.00	(b)	36.22	8.86	% (c)	24,015	1.30	% (d)	1.73	% (d)	(0.27	%) (d)	(0.72	%) (d)	32%
0.00	(b)	36.24	19.04%		20,473	1.30%		1.77%		(0.34%)		(0.81%)		75%
0.00	(b)	34.96	10.33%		18,394	1.30%		1.69%		(0.55%)		(0.94%)		70%
–		32.71	35.11%		34,040	1.30%		1.73%		(0.65%)		(1.08%)		110%

0.01		23.19	5.07	% (c)	2,591	1.12	% (d)	3.22	% (d)	0.15	% (d)	(1.94	%) (d)	13%
0.09		22.07	(35.76%)		2,326	1.08%		2.38%		0.18%		(1.13%)		57%
0.00	(b)	34.36	(8.76%)		3,189	1.22	% (d)	6.09	% (d)	(0.09	%) (d)	(4.95	%) (d)	71	% (e)

(e)  Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2007.
(f)  Period from September 28, 2007 (inception date) through December 31, 2007.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the period indicated.

		Income from Investment Operations			Distributions
Year or Period Ended	Net Asset Value Beginning of the Period	Net Investment Income/(Loss)	Net Realized And Unrealized Gain/ (Loss) on Investments	Total Income/ (Loss) from Investment Operations	Dividends from Net Investment Income		Dividends From Net Realized Gain on Investments	Total Distributions
WESTCORE SMALL-CAP VALUE FUND
Retail Class
06/30/09	$7.87	$0.05	$(0.21)	$(0.16)	$(0.00)		$(0.00)	$(0.00)
12/31/08	12.06	0.13	(4.20)	(4.07)	(0.13)		(0.00)	(0.13)
12/31/07	12.69	0.12	(0.54)	(0.42)	(0.12)		(0.09)	(0.21)
12/31/06 (a)	11.10	0.06	1.62	1.68	(0.09)		(0.00)	(0.09)
05/31/06	9.80	0.14	1.34	1.48	(0.11)		(0.07)	(0.18)
05/31/05	10.00	0.03	(0.23)	(0.20)	(0.00)		(0.00)	(0.00)
Institutional Class
06/30/09	7.87	0.07	(0.22)	(0.15)	(0.00)		(0.00)	(0.00)
12/31/08	12.06	0.14	(4.19)	(4.05)	(0.14)		(0.00)	(0.14)
12/31/07 (f)	13.42	0.05	(1.20)	(1.15)	(0.12)		(0.09)	(0.21)
WESTCORE MICRO-CAP OPPORTUNITY FUND (g)
Retail Class
06/30/09	7.53	0.02	(0.15)	(0.13)	(0.00)		(0.00)	(0.00)
12/31/08	10.00	0.04	(2.49)	(2.45)	(0.03)		(0.00)	(0.03)
WESTCORE INTERNATIONAL FRONTIER FUND
Retail Class
06/30/09	7.19	0.11	2.19	2.30	(0.00)		(0.00)	(0.00)
12/31/08	14.41	0.18	(7.23)	(7.05)	(0.17)		(0.00)	(0.17)
12/31/07	14.39	0.06	0.36	0.42	(0.09)		(0.31)	(0.40)
12/31/06 (a)	13.40	0.04	1.07	1.11	(0.12)		(0.00)	(0.12)
05/31/06	10.43	0.11	2.89	3.00	(0.00)		(0.03)	(0.03)
05/31/05	9.97	0.03	0.44	0.47	(0.01)		(0.00)	(0.01)
05/31/04	7.38	0.02	2.57	2.59	(0.00	) (b)	(0.00)	(0.00)

(a)  Effective December 31, 2006, the Westcore Funds changed their fiscal year end from May 31 to December 31.
(b)  Less than $0.005 per share.
(c)  Total return not annualized for periods less than one full year.
(d)  Annualized.

					Ratios/Supplemental Data
Paid-in Capital from Redemption Fees		Net Asset Value End of Period	Total Return		Net Assets, End of Period (in Thousands)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Without Fee Waivers		Ratio of Net Investment Income/ (Loss) to Average Net Assets		Ratio Of Net Investment Loss to Average Net Assets Without Fee Waivers		Portfolio Turnover Rate

$0.01		$7.72	(1.91	%) (c)	$162,551	1.30	% (d)	1.37	% (d)	1.47	% (d)	1.41	% (d)	19%
0.01		7.87	(33.57%)		148,135	1.30%		1.38%		1.51%		1.44%		45%
0.00	(b)	12.06	(3.38%)		161,792	1.30%		1.38%		1.25%		1.16%		35%
0.00	(b)	12.69	15.19	% (c)	58,343	1.30	% (d)	1.53	% (d)	1.24	% (d)	1.01	% (d)	19%
0.00	(b)	11.10	15.22%		37,797	1.30%		1.61%		1.47%		1.16%		43%
0.00	(b)	9.80	(2.00	%) (c)	16,032	1.30	% (d)	2.94	% (d)	1.33	% (d)	(0.31	%) (d)	27%

0.00	(b)	7.72	(1.91	%) (c)	32,132	1.22	% (d)	1.42	% (d)	1.56	% (d)	1.36	% (d)	19%
0.00	(b)	7.87	(33.51%)		20,684	1.21%		1.51%		1.80%		1.49%		45%
0.00	(b)	12.06	(8.58	%) (c)	6,051	1.20	% (d)	4.50	% (d)	1.76	% (d)	(1.55	%) (d)	35	% (e)

0.00	(b)	7.40	(1.73	%) (c)	1,151	1.30	% (d)	9.19	% (d)	0.53	% (d)	(7.36	%) (d)	64%
0.01		7.53	(24.33	%) (c)	1,104	1.30%		18.13%		1.06%		(15.77%)		60%

0.00	(b)	9.49	31.99	% (c)	24,374	1.50	% (d)	2.16	% (d)	2.72	% (d)	2.07	% (d)	34%
0.00	(b)	7.19	(48.86%)		18,282	1.50%		1.98%		1.47%		0.99%		70%
0.00	(b)	14.41	2.94%		40,680	1.50%		1.87%		0.40%		0.03%		78%
0.00	(b)	14.39	8.33	% (c)	35,629	1.50	% (d)	2.26	% (d)	0.33	% (d)	(0.43	%) (d)	93%
0.00	(b)	13.40	28.78%		36,517	1.50%		1.98%		1.12%		0.64%		38%
0.00	(b)	10.43	4.73%		21,397	1.50%		2.12%		0.31%		(0.31%)		52%
–		9.97	35.16%		13,921	1.50%		2.39%		0.21%		(0.68%)		63%

(e)  Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2007.
(f)  Period from September 28, 2007 (inception date) through December 31, 2007.
(g)  Period from June 23, 2008 (inception date) through December 31,2008.

See Notes to Financial Statements.

Selected data for a share of beneficial interest outstanding throughout the period indicated.

		Income from Investment Operations			Distributions
Year or Period Ended	Net Asset Value Beginning of the Period	Net Investment Income/(Loss)	Net Realized And Unrealized Gain/ (Loss) on Investments	Total Income/ (Loss) from Investment Operations	Dividends from Net Investment Income	Dividends From Net Realized Gain on Investments		Tax Return of Capital	Total Distributions
WESTCORE FLEXIBLE INCOME FUND
Retail Class
06/30/09	$6.12	$0.25	$0.99	$1.24	$(0.25)	$(0.00)		$(0.00)	$(0.25)
12/31/08	9.44	0.56	(3.26)	(2.70)	(0.62)	(0.00)		(0.01)	(0.61)
12/31/07	10.41	0.66	(0.99)	(0.33)	(0.60)	(0.03)		(0.01)	(0.64)
12/31/06 (a)	9.86	0.39	0.56	0.95	(0.40)	(0.00)		(0.00)	(0.40)
05/31/06	9.97	0.74	(0.17)	0.57	(0.68)	(0.00)		(0.00)	(0.68)
05/31/05	9.76	0.71	0.17	0.88	(0.67)	(0.00)		(0.00)	(0.67)
05/31/04	9.19	0.69	0.54	1.23	(0.66)	(0.00)		(0.00)	(0.66)
Institutional Class
06/30/09	6.11	0.26	0.98	1.24	(0.25)	(0.00)		(0.00)	(0.25)
12/31/08	9.43	0.58	(3.27)	(2.69)	(0.63)	(0.00)		(0.01)	(0.62)
12/31/07 (f)	9.97	0.15	(0.54)	(0.39)	(0.11)	(0.03)		(0.01)	(0.15)
WESTCORE PLUS BOND FUND
Retail Class
06/30/09	9.85	0.22	0.27	0.49	(0.22)	(0.00)		(0.00)	(0.22)
12/31/08	10.55	0.51	(0.70)	(0.19)	(0.51)	(0.00)		(0.00)	(0.51)
12/31/07	10.54	0.55	0.01	0.56	(0.55)	(0.00)		(0.00)	(0.55)
12/31/06 (a)	10.28	0.33	0.25	0.58	(0.32)	(0.00)		(0.00)	(0.32)
05/31/06	10.70	0.57	(0.41)	0.16	(0.58)	(0.00	) (b)	(0.00)	(0.58)
05/31/05	10.62	0.59	0.14	0.73	(0.58)	(0.07)		(0.00)	(0.65)
05/31/04	10.67	0.62	(0.05)	0.57	(0.60)	(0.02)		(0.00)	(0.62)
Institutional Class
06/30/09	9.85	0.23	0.27	0.50	(0.23)	(0.00)		(0.00)	(0.23)
12/31/08	10.55	0.52	(0.70)	(0.18)	(0.52)	(0.00)		(0.00)	(0.52)
12/31/07 (f)	10.45	0.13	0.11	0.24	(0.14)	(0.00)		(0.00)	(0.14)
WESTCORE COLORADO TAX-EXEMPT FUND
Retail Class
06/30/09	10.48	0.20	0.38	0.58	(0.20)	(0.00)		(0.00)	(0.20)
12/31/08	11.04	0.42	(0.56)	(0.14)	(0.42)	(0.00)		(0.00)	(0.42)
12/31/07	11.16	0.43	(0.12)	0.31	(0.43)	(0.00)		(0.00)	(0.43)
12/31/06 (a)	11.00	0.25	0.16	0.41	(0.25)	(0.00)		(0.00)	(0.25)
05/31/06	11.32	0.42	(0.32)	0.10	(0.42)	(0.00)		(0.00)	(0.42)
05/31/05	11.23	0.41	0.10	0.51	(0.42)	(0.00)		(0.00)	(0.42)
05/31/04	11.72	0.42	(0.49)	(0.07)	(0.42)	(0.00)		(0.00)	(0.42)

(a)  Effective December 31, 2006, the Westcore Funds changed their fiscal year end from May 31 to December 31.
(b)  Less than $0.005 per share.
(c)  Total return not annualized for periods less than one full year.
(d)  Annualized.

					Ratios/Supplemental Data
Paid-in Capital from Redemption Fees		Net Asset Value End of Period	Total Return		Net Assets, End of Period (in Thousands)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Without Fee Waivers		Ratio of Net Investment Income/ (Loss) to Average Net Assets		Ratio Of Net Investment Loss to Average Net Assets Without Fee Waivers		Portfolio Turnover Rate

$0.00	(b)	$7.11	20.74	% (c)	$68,517	0.85	% (d)	0.91	% (d)	7.87	% (d)	7.81	% (d)	6%
0.00	(b)	6.12	(29.97%)		65,043	0.85%		0.92%		6.91%		6.83%		21%
0.00	(b)	9.44	(3.45%)		207,038	0.85%		0.92%		6.30%		6.23%		21%
0.00	(b)	10.41	9.80	% (c)	269,243	0.85	% (d)	0.96	% (d)	7.34	% (d)	7.23	% (d)	15%
0.00	(b)	9.86	5.94%		171,116	0.85%		0.93%		7.44%		7.36%		25%
0.00	(b)	9.97	9.15%		163,158	0.85%		0.97%		7.12%		7.00%		22%
–		9.76	13.57%		61,302	0.85%		1.06%		7.12%		6.91%		37%

0.00	(b)	7.10	20.85	% (c)	1,101	0.73	% (d)	4.96	% (d)	7.87	% (d)	3.64	% (d)	6%
0.00	(b)	6.11	(29.89%)		748	0.74%		3.21%		7.12%		4.65%		21%
0.00	(b)	9.43	(3.89	%) (c)	1,430	0.70	% (d)	7.26	% (d)	7.34	% (d)	0.78	% (d)	21	% (e)

0.00	(b)	10.12	5.06	% (c)	1,224,245	0.55	% (d)	0.80	% (d)	4.56	% (d)	4.30	% (d)	17%
0.00	(b)	9.85	(1.86%)		1,069,006	0.55%		0.81%		4.98%		4.72%		54%
0.00	(b)	10.55	5.42%		1,102,647	0.55%		0.82%		5.21%		4.94%		48%
0.00	(b)	10.54	5.75	% (c)	731,616	0.55	% (d)	0.86	% (d)	5.49	% (d)	5.17	% (d)	11%
0.00	(b)	10.28	1.48%		460,509	0.55%		0.89%		5.58%		5.24%		32%
0.00	(b)	10.70	6.97%		226,609	0.55%		1.00%		5.61%		5.16%		31%
–		10.62	5.52%		86,705	0.55%		1.03%		5.79%		5.31%		50%

0.00	(b)	10.12	5.11	% (c)	82,228	0.47	% (d)	0.76	% (d)	4.64	% (d)	4.34	% (d)	17%
0.00	(b)	9.85	(1.77%)		65,263	0.46%		0.73%		5.09%		4.82%		54%
0.00	(b)	10.55	2.27	% (c)	35,516	0.44	% (d)	1.30	% (d)	5.13	% (d)	4.28	% (d)	48	% (e)

0.00	(b)	10.86	5.55	% (c)	78,317	0.65	% (d)	0.91	% (d)	3.77	% (d)	3.51	% (d)	5%
0.00	(b)	10.48	(1.34%)		67,206	0.65%		0.91%		3.85%		3.59%		16%
0.00	(b)	11.04	2.84%		57,204	0.65%		0.95%		3.84%		3.54%		14%
0.00	(b)	11.16	3.77	% (c)	55,895	0.65	% (d)	0.98	% (d)	3.87	% (d)	3.53	% (d)	8%
0.00	(b)	11.00	0.93%		55,529	0.65%		0.98%		3.77%		3.44%		22%
0.00	(b)	11.32	4.55%		59,346	0.65%		1.07%		3.68%		3.26%		33%
–		11.23	(0.59%)		50,227	0.65%		1.11%		3.67%		3.21%		7%

(e)  Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2007.
(f)  Period from September 28, 2007 (inception date) through December 31, 2007.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION

Westcore Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Interests in the Westcore Growth, Westcore MIDCO Growth, Westcore Select, Westcore Blue Chip, Westcore Mid-Cap Value, Westcore Small-Cap Opportunity, Westcore Small-Cap Value, Westcore Micro-Cap Opportunity, Westcore International Frontier, Westcore Flexible Income, Westcore Plus Bond and Westcore Colorado Tax-Exempt Funds (the “Funds”) are represented by separate classes of beneficial interest of the Trust, which is organized as a Massachusetts business trust.

The Westcore Growth, Westcore MIDCO Growth, Westcore Select, Westcore Blue Chip, Westcore Mid-Cap Value, Westcore Small-Cap Opportunity, Westcore Small-Cap Value, Westcore Micro-Cap Opportunity, Westcore International Frontier, Westcore Flexible Income, Westcore Plus Bond and Westcore Colorado Tax-Exempt Funds offer Retail Class shares.

The Westcore Growth, Westcore MIDCO Growth, Westcore Blue Chip, Westcore Small-Cap Opportunity, Westcore Small-Cap Value, Westcore Flexible Income and Westcore Plus Bond offer Institutional Class shares.

All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

Use of Estimates – The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. The actual results could differ from those estimates. Management has also evaluated subsequent events through August 28, 2009, the issuance date of the financial statements.

Investment Valuation – All securities of the Funds are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”), currently 4:00 p.m. (Eastern Time), on each day that the NYSE is open, subject to provisions in the prospectus and/or Statement of Additional Information regarding pricing at other times in case of an emergency and optional pricing of the Funds in the event that the NYSE does not open for business because of an emergency.

Securities that are traded on a recognized domestic stock exchange are generally valued at the last sales price as of the valuation time on the principal stock exchange on which they are traded. Securities that are principally traded on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) exchange are generally valued at the NASDAQ Official Closing Price (“NOCP”). Unlisted securities that are traded on the domestic over-the-counter market for which last sales prices are available, are generally valued at the last sales price as of the valuation time. In the absence of sales and NOCP, such securities are valued at the mean of the bid and asked prices. Exchange-traded interest rate futures are valued at the settlement price determined by the relevant exchange.

Securities that are traded on a foreign stock exchange (and that are not listed on a recognized domestic stock exchange or traded on the NASDAQ exchange or the domestic over-the-counter market) are generally valued at the official closing price on the principal stock exchange on which they are traded. In the event that closing prices are not available for such foreign securities, such securities are generally valued at the last sales price occurring prior to the closing of its principal exchange. Exchange rates as of the close of regular trading on the NYSE are used to convert foreign security values into U.S. dollars. Forward foreign currency exchange contracts are valued on a daily basis based on the closing prices of the foreign currency rates as of the close of regular trading on the NYSE.

Fixed-income obligations, excluding municipal securities, having a remaining maturity of greater than 60 days, for which there are no readily available market quotations or sales information are valued at the mean between the evaluated bid and ask prices formulated by an independent pricing service. Municipal securities having a remaining maturity of greater than 60 days, for which there are no readily available market quotations or sales information are valued at the evaluated bid price formulated by an independent pricing service.

Securities having a remaining maturity of 60 days or less are valued at amortized cost which approximates market value.

When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued in good faith by or under the direction of the Board of Trustees. Factors which may be considered when determining the value of a security include (a) the fundamental data relating to the investment; (b) an evaluation of the forces which influence the market in which the security is sold, including the liquidity and depth of the market; (c) the market value at date of purchase; (d) information as to any transactions or offers with respect to the security or comparable securities; and (e) any other relevant matters.

Foreign Securities – All of the Funds, except the Westcore Colorado Tax-Exempt Fund, may invest at least a portion of their assets in foreign securities. As of June 30, 2009, all Funds were primarily invested in U.S. based issuers except Westcore International Frontier Fund. In the event that a Fund executes a foreign security transaction, the Fund will generally enter into a spot or forward foreign currency contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks.
The accounting records of the Funds are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Funds’ Statements of Operations.

Federal Income Taxes – For federal income tax purposes, the Fund currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its investment company taxable net income including realized gain, not offset by capital loss carryforwards, if any, to its shareholders.  Accordingly, no provision for federal income or excise taxes has been made.

In accordance with FASB Interpretation No. 48 (“FIN 48”) “Accounting for Uncertainty in Income Taxes,” the financial statement effects of a tax position taken or expected to be taken in a tax return are to be recognized in the financial statements when it is more likely than not, based on the technical merits, that the position will be sustained upon examination. Management has concluded that the Funds have taken no uncertain tax positions that require adjustment to the financial statements to comply with the provisions of FIN 48. The Funds file income tax returns in the U.S. federal jurisdiction and Colorado. For the years ended May 31, 2006 through December 31, 2008 for the federal jurisdiction and for the years ended May 31, 2005 through December 31, 2008 for Colorado, the Fund’s returns are still open to examination by the appropriate taxing authority.  In addition, for years ended May 31, 2006 through December 31, 2008, the Westcore Flexible Income Fund’s Mississippi returns are still open to examination by the appropriate taxing authority as well.

At December 31, 2008, each Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

	Expiring
	2013	2014	2015	2016	Total
Westcore Growth Fund	$–	–	–	$(17,393,501)	$(17,393,501)
Westcore MIDCO Growth Fund	–	–	–	(20,966,318)	(20,966,318)
Westcore Select Fund	–	–	–	(8,289,052)	(8,289,052)
Westcore Blue Chip Fund	–	–	–	(866,270)	(866,270)
Westcore Mid-Cap Value Fund	–	–	–	(8,929,534)	(8,929,534)
Westcore Small-Cap Opportunity Fund	–	–	–	(1,123,689)	(1,123,689)
Westcore Small-Cap Value Fund	–	–	–	(10,495,432)	(10,495,432)
Westcore Micro-Cap Opportunity Fund	–	–	–	(9,575)	(9,575)
Westcore International Frontier Fund	–	–	–	(3,157,045)	(3,157,045)
Westcore Flexible Income Fund	(18,958)	(340,539)	(775,600)	(20,260,522)	(21,395,619)
Westcore Plus Bond Fund	(130,618)	(1,089,201)	–	(5,231,790)	(6,451,609)
Westcore Colorado Tax-Exempt Fund	–	–	–	(35,227)	(35,227)

The Westcore Growth, Westcore MIDCO Growth, Westcore Select, Westcore Blue Chip, Westcore Mid-Cap Value, Westcore Small-Cap Opportunity, Westcore Small-Cap Value, Westcore Micro-Cap Opportunity, Westcore International Frontier, Westcore Flexible Income, Westcore Plus Bond and Westcore Colorado Tax-Exempt Funds elect to defer to their fiscal year ending December 31, 2009, approximately $18,248,227, $11,875,218, $3,914,941, $656,372, $4,017,301, $654,858, $8,025,322, $175,692, $2,388,861, $2,280,178, $6,822,929, $55,793 of capital losses recognized during the period from November 1, 2008 to December 31, 2008, respectively. Additionally, Westcore International Frontier Fund elects to defer to its fiscal year ending December 31, 2009, approximately $3,158 of foreign currency losses recognized during the period from November 1, 2008 to December 31, 2008.

Classification of Distributions to Shareholders – Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Funds. Net assets were unaffected by the reclassifications.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

For the year ended December 31, 2008, each Fund recorded the following reclassifications to the accounts listed below:

	Paid-in Capital	Increase/(Decrease) (Over)/Undistributed Net Investment Income	Increase/(Decrease) Accumulated Net Realized Gain/(Loss)
Westcore Growth Fund	$8	$0	$(8)
Westcore MIDCO Growth Fund	(663,772)	638,572	25,200
Westcore Select Fund	(242,530)	223,969	18,561
Westcore Blue Chip Fund	0	0	0
Westcore Mid-Cap Value Fund	(1,226)	1,227	(1)
Westcore Small-Cap Opportunity Fund	(17,871)	17,871	0
Westcore Small-Cap Value Fund	0	0	0
Westcore Micro-Cap Opportunity Fund	0	(610)	610
Westcore International Frontier Fund	(35,894)	(22,419)	58,313
Westcore Flexible Income Fund	191,606	327,753	(519,359)
Westcore Plus Bond Fund	(446,499)	(238,436)	684,935
Westcore Colorado Tax-Exempt Fund	1,031	2,559	(3,590)

The reclassifications were primarily as a result of the differing book/tax treatment of net operating losses and certain investments.

The tax character of the distributions paid during the year and the tax component of net assets were reported at the Funds’ year ended December 31, 2008.

	Year Ended December 31, 2008	Year Ended December 31, 2007
Westcore Growth Fund
Ordinary Income	$2,951,199	$2,486,832
Long-Term Capital Gain	7,114,174	13,492,927
Total	$10,065,373	$15,979,759

Westcore MIDCO Growth Fund
Ordinary Income	$371,890	$10,008,321
Long-Term Capital Gain	5,630,138	20,732,549
Total	$6,002,028	$30,740,870

Westcore Select Fund
Ordinary Income	$7,553	$2,663,061
Long-Term Capital Gain	0	859,166
Total	$7,553	$3,522,227

Westcore Blue Chip Fund
Ordinary Income	$307,736	$528,026
Long-Term Capital Gain	49,758	3,675,068
Paid-in Capital	16,048	0
Total	$373,542	$4,203,094

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	Year Ended December 31, 2008	Year Ended December 31, 2007
Westcore Mid-Cap Value Fund
Ordinary Income	$595,101	$293,959
Long-Term Capital Gain	57,071	915,507
Paid-in Capital	9,028	0
Total	$661,200	$1,209,466

Westcore Small-Cap Opportunity Fund
Ordinary Income	$0	$0
Long-Term Capital Gain	1,053	614,548
Total	$1,053	$614,548

Westcore Small-Cap Value Fund
Ordinary Income	$2,720,638	$1,689,906
Long-Term Capital Gain	0	997,241
Paid-in Capital	54,127	0
Total	$2,774,765	$2,687,147

Westcore Micro-Cap Opportunity Fund (a)
Ordinary Income	$4,905	N/A
Long-Term Capital Gain	0	N/A
Total	$4,905	N/A

Westcore International Frontier Fund
Ordinary Income	$398,817	$554,632
Long-Term Capital Gain	0	544,992
Paid-in Capital	35,894	0
Total	$434,711	$1,099,624

Westcore Flexible Income Fund
Ordinary Income	$10,402,288	$15,528,064
Long-Term Capital Gain	0	746,892
Paid-in Capital	133,750	203,809
Total	$10,536,038	$16,478,765

Westcore Plus Bond Fund
Ordinary Income	$58,161,774	$50,950,386
Long-Term Capital Gain	0	0
Total	$58,161,774	$50,950,386

Westcore Colorado Tax-Exempt Fund
Ordinary Income	$2,724	$7,800
Tax-Exempt Income	2,342,991	2,203,445
Total	$2,345,715	$2,211,245

(a)	Period from June 23, 2008 (since inception) through December 31, 2008.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

As of December 31, 2008, the components of distributable earnings on a tax basis were as follows:

	Westcore Growth Fund	Westcore MIDCO Growth Fund	Westcore Select Fund	Westcore Blue Chip Fund
(Over)/Undistributed net investment income	$55,805	$0	$0	$0
Accumulated net realized gain/(loss) on investments	(35,641,728)	(32,841,536)	(12,203,993)	(1,522,642)
Net unrealized appreciation/(depreciation) on investments	(18,121,183)	(15,051,927)	(1,098,103)	(5,183,804)
Effect of other timing differences	(35,227)	(573,932)	(8,577)	(43,279)
Total	$(53,742,333)	$(48,467,395)	$(13,310,673)	$(6,749,725)

	Westcore Mid-Cap Value Fund	Westcore Small-Cap Opportunity Fund	Westcore Small-Cap Value Fund	Westcore Micro-Cap Opportunity Fund
(Over)/Undistributed net investment income	$0	$0	$0	$365
Accumulated net realized gain/(loss) on investments	(12,946,835)	(1,778,547)	(18,520,754)	(185,267)
Net unrealized appreciation/(depreciation) on investments	(13,092,854)	(6,274,376)	(66,950,242)	(214,597)
Effect of other timing differences	(7,700)	(30,645)	1,416	(13)
Total	$(26,047,389)	$(8,083,568)	$(85,469,580)	$(399,512)

	Westcore International Frontier Fund	Westcore Flexible Income Fund	Westcore Plus Bond Fund	Westcore Colorado Tax-Exempt Fund
(Over)/Undistributed net investment income	$0	$0	$0	$0
Accumulated net realized gain/(loss) on investments	(5,545,906)	(28,218,548)	(8,731,787)	(91,020)
Net unrealized appreciation/(depreciation) on investments	(12,902,190)	(40,755,642)	(74,235,778)	(2,542,675)
Effect of other timing differences	(9,078)	(268,310)	(269,718)	(26,809)
Total	$(18,457,174)	$(69,242,500)	$(83,237,283)	$(2,660,504)

The effect of other timing differences primarily includes deferred Trustees’ compensation.

Distributions – Distributions of net investment income, if any, are generally made annually for the Westcore Growth, Westcore MIDCO Growth, Westcore Select, Westcore Blue Chip, Westcore Mid-Cap Value, Westcore Small-Cap Opportunity, Westcore Small-Cap Value, Westcore Micro-Cap Opportunity and Westcore International Frontier Funds and monthly for the Westcore Flexible Income, Westcore Plus Bond and Westcore Colorado Tax-Exempt Funds. Distributions of net realized capital gains, if any, are declared at least once each year for each of the Funds. Distributions to shareholders are recorded on the ex-dividend date.

Securities Lending – The Westcore Funds may loan securities to certain brokers who pay the Funds negotiated lenders’ fees. When earned, these fees, net of associated costs, are included in other income. The Funds receive U.S. Treasury obligations and/or cash as collateral against the loaned securities, in an amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required or return the securities when due. The Funds did not loan securities during the six months ended June 30, 2009.

Expenses: Expenses that are specific to a Fund or class of shares of a Fund are charged directly to that Fund or share class.  Expenses that are common to all Funds generally are allocated among the Funds in proportion to their average daily net assets.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Expenses related to specific classes and the associated Fund level expenses, for the six months ended June 30, 2009, were as follows:

Westcore Growth Fund
	Retail Class	Institutional Class	Fund
Administrative fee	$0	$4,959	$111,137
Shareholder servicing reimbursements	40,837	0	0
Transfer agent fees	8,898	30	9,141
Fund accounting fees and expenses	0	3,719	20,581
Registration fees	9,426	6,945	0
Other	1,406	521	1,954

Westcore MIDCO Growth Fund
	Retail Class	Institutional Class	Fund
Administrative fee	$0	$2,511	$83,048
Shareholder servicing reimbursements	14,702	0	0
Transfer agent fees	15,390	62	12,416
Fund accounting fees and expenses	0	1,271	17,920
Registration fees	7,686	9,283	0
Other	1,406	1,406	1,934

Westcore Blue Chip Fund
	Retail Class	Institutional Class	Fund
Administrative fee	$0	$3,750	$30,912
Shareholder servicing reimbursements	2,338	0	0
Transfer agent fees	3,574	52	7,495
Fund accounting fees and expenses	0	2,511	16,952
Registration fees	8,497	1,428	0
Other	1,415	530	1,568

Westcore Small-Cap Opportunity Fund
	Retail Class	Institutional Class	Fund
Administrative fee	$0	$4,957	$18,758
Shareholder servicing reimbursements	2,974	0	0
Transfer agent fees	3,351	31	7,315
Fund accounting fees and expenses	0	3,719	17,518
Registration fees	8,160	9,373	0
Other	1,406	521	1,605

Westcore Small-Cap Value Fund
	Retail Class	Institutional Class	Fund
Administrative fee	$0	$2,690	$152,627
Shareholder servicing reimbursements	42,198	0	0
Transfer agent fees	2,918	301	7,194
Fund accounting fees and expenses	0	1,450	27,471
Registration fees	11,445	9,067	0
Other	1,406	521	963

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Westcore Flexible Income Fund
	Retail Class	Institutional Class	Fund
Administrative fee	$0	$4,959	$60,825
Shareholder servicing reimbursements	19,022	0	0
Transfer agent fees	9,872	15	9,188
Fund accounting fees and expenses	0	3,719	18,385
Registration fees	7,793	9,354	0
Other	1,406	521	1,019

Westcore Plus Bond Fund
	Retail Class	Institutional Class	Fund
Administrative fee	$0	$7	$1,106,549
Shareholder servcing reimbursements	339,769	0	0
Transfer agent fees	106,343	856	47,651
Fund accounting fees and expenses	0	0	153,043
Registration fees	25,630	12,223	0
Other	1,406	1,406	587

When-Issued Securities – Each Fund may purchase or sell securities on a “when issued” or “forward commitment” basis which involves a commitment by the Fund to purchase or sell particular securities with payment and delivery taking place at a future date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. Each Fund maintains, in a segregated account with its custodian, liquid assets with a market value at least equal to the amount of its purchase commitments. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of the Fund’s net asset value to the extent each Fund makes such purchases while remaining substantially fully invested. Settlements in the ordinary course of business, which may take substantially more than three business days for non-US securities, are not treated by the Funds as “when-issued” or “forward commitment” transactions.

Other – For financial reporting purposes, the Funds’ investment holdings include trades executed through the end of the last business day of the period. In addition, all shareholder transactions processed through the end of the last business day of the period are included in the beneficial interest transaction amounts. Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premiums, accretion of discounts and income earned on money market funds, is accrued and recorded daily. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on an identified cost basis.

The Funds recharacterize distributions received from Real Estate Investment Trusts (“REITs”) investments based on information provided by the REIT into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Funds record as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital in the Statement of Operations, and the amount recharacterized as a return of capital as a reduction to the cost of investments in the Statement of Assets and Liabilities and on the Statement of Investments. These recharacterizations are reflected in the accompanying financial statements.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3. SHARES OF BENEFICIAL INTEREST

On June 30, 2009, there was an unlimited number of no par value shares of beneficial interest authorized for each Fund. Transactions in shares of beneficial interest were as follows:

Westcore Equity Funds
	Westcore Growth Fund		Westcore MIDCO Growth Fund
	Six Months Ended June 30, 2009	Year Ended December 31, 2008	Six Months Ended June 30, 2009	Year Ended December 31, 2008
Shares issued and redeemed:
Shares sold
Retail Class	530,072	6,246,036	1,578,822	1,883,170
Institutional Class	33,482	47,846	420,760	4,904,044
Shares issued in reinvestment of distributions
Retail Class	0	1,302,485	0	1,187,025
Institutional Class	0	17,614	0	474,293
Shares redeemed
Retail Class	(4,021,556)	(9,873,842)	(1,676,193)	(9,904,576)
Institutional Class	(13,164)	(48,501)	(333,244)	(472,937)
Net decrease in shares	(3,471,166)	(2,308,362)	(9,855)	(1,928,981)

	Westcore Select Fund		Westcore Blue Chip Fund
	Six Months Ended June 30, 2009	Year Ended December 31, 2008	Six Months Ended June 30, 2009	Year Ended December 31, 2008
Shares issued and redeemed:
Shares sold
Retail Class	1,237,098	1,209,869	51,528	81,200
Institutional Class	N/A	N/A	18,320	1,774,080
Shares issued in reinvestment of distributions
Retail Class	0	546	0	18,105
Institutional Class	N/A	N/A	0	25,584
Shares redeemed
Retail Class	(342,321)	(899,685)	(102,022)	(2,162,472)
Institutional Class	N/A	N/A	(112,250)	(117,867)
Net increase/(decrease) in shares	894,777	310,730	(144,424)	(381,370)

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	Westcore Mid-Cap Value		Westcore Small-Cap Opportunity Fund
	Six Months Ended June 30, 2009	Year Ended December 31, 2008	Six Months Ended June 30, 2009	Year Ended December 31, 2008
Shares issued and redeemed:
Shares sold
Retail Class	360,754	773,875	291,517	199,899
Institutional Class	N/A	N/A	7,413	21,546
Shares issued in reinvestment of distributions
Retail Class	0	51,482	0	44
Institutional Class	N/A	N/A	0	6
Shares redeemed
Retail Class	(334,307)	(2,232,329)	(73,548)	(301,128)
Institutional Class	N/A	N/A	(1,043)	(9,002)
Net increase/(decrease) in shares	26,447	(1,406,972)	224,339	(88,635)

	Westcore Small-Cap Value Fund		Westcore Micro-Cap Opportunity Fund
	Six Months Ended June 30, 2009	Year Ended December 31, 2008	Six Months Ended June 30, 2009	Period Ended December 31, 2008 (a)
Shares issued and redeemed:
Shares sold
Retail Class	7,155,174	13,890,573	35,970	181,937
Institutional Class	2,049,222	2,845,149	N/A	N/A
Shares issued in reinvestment of distributions
Retail Class	0	293,953	0	708
Institutional Class	0	49,994	N/A	N/A
Shares redeemed
Retail Class	(4,914,987)	(8,785,153)	(27,218)	(35,938)
Institutional Class	(514,055)	(767,311)	N/A	N/A
Net increase in shares	3,775,354	7,527,205	8,752	146,707

	Westcore International Frontier Fund		Westcore Flexible Income Fund
	Six Months Ended June 30, 2009	Year Ended December 31, 2008	Six Months Ended June 30, 2009	Year Ended December 31, 2008
Shares issued and redeemed:
Shares sold
Retail Class	224,187	343,536	598,557	3,204,701
Institutional Class	N/A	N/A	65,669	27,582
Shares issued in reinvestment of distributions
Retail Class	0	49,615	367,956	1,217,655
Institutional Class	N/A	N/A	5,437	10,538
Shares redeemed
Retail Class	(200,247)	(672,666)	(1,954,245)	(15,738,472)
Institutional Class	N/A	N/A	(38,347)	(67,463)
Net increase/(decrease) in shares	23,940	(279,515)	(954,973)	(11,345,459)

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	Westcore Plus Bond Fund		Westcore Colorado Tax-Exempt Fund
	Six Months Ended June 30, 2009	Year Ended December 31, 2008	Six Months Ended June 30, 2009	Year Ended December 31, 2008
Shares issued and redeemed:
Shares sold
Retail Class	31,537,094	46,150,827	2,113,511	2,288,929
Institutional Class	1,927,085	4,030,784	N/A	N/A
Shares issued in reinvestment of distributions
Retail Class	2,323,288	4,727,854	118,464	197,432
Institutional Class	95,522	179,758	N/A	N/A
Shares redeemed
Retail Class	(21,365,658)	(46,904,600)	(1,436,901)	(1,252,578)
Institutional Class	(519,713)	(952,495)	N/A	N/A
Net increase in shares	13,997,618	7,232,128	795,074	1,233,783

(a)	Period from June 23, 2008 (Inception date) through December 31, 2008.

4. UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS (TAX BASIS)

Westcore Equity Funds
	Westcore Growth Fund	Westcore MIDCO Growth Fund	Westcore Select Fund	Westcore Blue Chip Fund	Westcore Mid-Cap Value Fund
As of June 30, 2009
Gross appreciation (excess of value over tax cost)	$15,341,102	$10,591,716	$4,400,718	$4,587,066	$3,712,830
Gross depreciation (excess of tax cost over value)	(7,720,155)	(4,436,820)	(1,191,859)	(4,734,381)	(9,352,345)
Net unrealized appreciation/(depreciation)	$7,620,947	$6,154,896	$3,208,859	$(147,315)	$(5,639,515)
Cost of investment for income tax purposes	$111,599,773	$94,821,568	$37,514,079	$36,456,235	$50,345,985

	Westcore Small-Cap Opportunity Fund	Westcore Small-Cap Value Fund	Westcore Micro-Cap Opportunity Fund	Westcore International Frontier Fund
As of June 30, 2009
Gross appreciation (excess of value over tax cost)	$2,411,520	$10,787,284	$110,640	$2,574,776
Gross depreciation (excess of tax cost over value)	(5,328,824)	(44,290,030)	(141,970)	(3,831,456)
Net unrealized appreciation/(depreciation)	$(2,917,304)	$(33,502,746)	$(31,330)	$(1,256,680)
Cost of investment for income tax purposes	$27,838,941	$228,394,766	$1,187,954	$25,828,262

Westcore Bond Funds
	Westcore Flexible Income Fund	Westcore Plus Bond Fund	Westcore Colorado Tax-Exempt Fund
As of June 30, 2009
Gross appreciation (excess of value over tax cost)	$907,070	$31,893,918	$1,986,337
Gross depreciation (excess of tax cost over value)	(28,301,969)	(72,558,644)	(2,016,348)
Net unrealized appreciation/(depreciation)	$(27,394,899)	$(40,664,726)	$(30,011)
Cost of investment for income tax purposes	$96,055,662	$1,345,027,115	$77,631,651

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

5. INVESTMENT ADVISORY FEES, ADMINISTRATIVE FEES AND OTHER RELATED PARTY TRANSACTIONS

The Trust has entered into an advisory agreement with Denver Investment Advisors LLC (the “Advisor” or “Denver Investments”) for all Funds. The advisory agreement has been approved by the Trust’s Board of Trustees.

Pursuant to its advisory agreement with the Trust, Denver Investments is entitled to an investment advisory fee, computed daily and payable monthly of 0.65%, 0.65%, 0.65%, 0.65%, 0.75%, 1.00%, 1.00%, 1.00%, 1.20%, 0.45%, 0.45% and 0.50% of the average net assets for Westcore Growth, Westcore MIDCO Growth, Westcore Select, Westcore Blue Chip, Westcore Mid-Cap Value, Westcore Small-Cap Opportunity, Westcore Small-Cap Value, Westcore Micro-Cap Opportunity, Westcore International Frontier, Westcore Flexible Income, Westcore Plus Bond and Westcore Colorado Tax-Exempt Funds, respectively.

ALPS Fund Services, Inc. (“ALPS”) and Denver Investments serve as the Funds’ co-administrators (“Co-Administrators”). ALPS and Denver Investments are entitled to receive a total fee from each Fund for its administrative services computed daily and paid monthly. Denver Investments and ALPS agreed to allocate the co-administration fee as shown in the chart below. ALPS is also entitled to a minimum Trust level fee of $357,250 per annum, but no more than the amount of the administration fees paid by the Trust.

	ALPS	Denver Investments	Total
First $750 million in average daily Net Assets of the Trust	0.05%	0.20%	0.25%
Next $250 million in average daily Net Assets of the Trust	0.04%	0.16%	0.20%
Net Assets greater than $1.0 billion in average daily Net Assets of the Trust	0.025%	0.10%	0.125%

The administrative fees are then allocated to each Fund based upon the Fund’s relative proportion of the Trust’s Net Assets.

In addition, ALPS is entitled to an Institutional Class minimum administration fee. The fee is charged directly to each Institutional Class based on the Class’ assets in accordance with the schedule below.

Assets	Annual Fee
$0 - $9,999,999	$10,000
$10,000,000 - $19,999,999	$7,500
$20,000,000 - $29,999,999	$5,000
$30,000,000 - $39,999,999	$2,500
Over $40,000,000	$0

In addition, ALPS is entitled to a minimum administration fee for Westcore Micro-Cap Opportunity Fund. The fee is charged directly to the Fund based on the Fund’s net assets in accordance with the schedule below.

Assets	Annual Fee
$0 - $9,999,999	$10,000
$10,000,000 - $19,999,999	$7,500
$20,000,000 - $29,999,999	$5,000
Over $30,000,000	$0

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

The Trust has agreed to reimburse Denver Investments for a portion of the payments it makes to certain third party intermediaries for providing recordkeeping and sub-accounting services to persons who own Fund Retail Class shares through omnibus accounts (“Omnibus Accounts”). The amount reimbursed by the Trust is intended to not exceed the cost that would be incurred by the Trust if the shares held in the Omnibus Accounts were serviced directly by the Fund’s transfer agent.

To determine the reimbursement amount, the Trust’s effective cost for servicing shares directly by the Fund’s transfer agent is calculated on a semi-annual basis as follows (“Effective Rate”):

Trust Retail Class Transfer Agency Costs divided by the Retail Class Trust Assets serviced directly by the Fund’s Transfer Agent.

This Effective Rate is then multiplied by the Retail Class assets in the Omnibus Accounts to determine the reimbursement amount.

The Co-Administrators and the Advisor have contractually agreed to waive fees or reimburse expenses for each of the Funds until at least April 29, 2010 so that the Net Annual Fund Operating Expenses for the Retail Class shares of the Westcore Growth, Westcore MIDCO Growth, Westcore Select, Westcore Blue Chip, Westcore Mid-Cap Value, Westcore Small-Cap Opportunity, Westcore Small-Cap Value, Westcore Micro-Cap Opportunity, Westcore International Frontier, Westcore Flexible Income, Westcore Plus Bond and Westcore Colorado Tax-Exempt Funds will not exceed 1.15%, 1.15%, 1.15%, 1.15%, 1.25%, 1.30%, 1.30%, 1.30%, 1.50%, 0.85%, 0.55%, and 0.65%, respectively. Without such fee waivers, for the six months ended June 30, 2009, the Total Annualized Fund Operating Expenses of the Westcore Select, Westcore Blue Chip, Westcore Mid-Cap Value, Westcore Small-Cap Opportunity, Westcore Small-Cap Value, Westcore Microp-cap Opportunity Fund, Westcore International Frontier, Westcore Flexible Income, Westcore Plus Bond, and Westcore Colorado Tax-Exempt Funds would be 1.22%, 1.28%, 1.26%, 1.75%, 1.37%, 9.19%, 2.16%, 0.91%, 0.80% and 0.91%, respectively.

The Co-Administrators and the Advisor have contractually agreed to waive fees or reimburse expenses with respect to Institutional Class shares until at least April 29, 2010. The Advisor will waive its investment advisory and/or administration fees and/or reimburse for all the ongoing class-specific expenses for the Institutional Class shares. Without such fee waivers, for the six months ended June 30, 2009, the Total Annualized Operating Expenses for the Institutional Class shares of the Westcore Growth, Westcore MIDCO Growth, Westcore Blue Chip, Westcore Small-Cap Opportunity, Westcore Small-Cap Value, Westcore Flexible Income and Westcore Plus Bond Funds would be 2.92%, 1.10%, 1.18%, 3.22%, 1.42%, 4.96% and 0.76%, respectively.

ALPS, pursuant to a Transfer Agency Agreement, serves as Transfer Agent for each of the Funds. As Transfer Agent, ALPS has, among other things, agreed to: (a) issue and redeem shares of the Funds; (b) make dividend and other distributions to shareholders of the Funds; (c) effect transfers of shares; (d) mail communications to shareholders of the Funds, including account statements, confirmations, and dividend and distribution notices; (e) facilitate the electronic delivery of shareholder statements and reports and (f) maintain shareholder accounts. Under the Transfer Agency Agreement, ALPS receives from the Trust an annual minimum fee per Fund, a fee based upon each shareholder account and is reimbursed for out-of-pocket expenses.

ALPS has also agreed, pursuant to a separate Bookkeeping and Pricing Agreement, to maintain the financial accounts and records of the Funds and to compute the net asset value and certain other financial information of the Funds. Under the Bookkeeping and Pricing Agreement, ALPS receives from the Trust a fee based on the assets of each Fund, subject to minimum fees on both the Retail and the Institutional Classes, and is reimbursed for out-of-pocket expenses.

Certain officers of the Funds are also officers of Denver Investments. All access persons of the Trust, as defined in the 1940 Act, and members, officers and employees of the Advisor, follow strict guidelines and policies on personal trading as outlined in the Trust’s and the Advisor’s respective Code of Ethics.

The Trustees have appointed a Chief Compliance Officer who is also the Treasurer of the Trust and an employee of the Advisor. The Trustees agreed to have the Funds pay the portion of his compensation attributable for services rendered as the Trust’s Chief Compliance Officer.

The Trust has a Trustee Deferred Compensation Plan (the “Deferral Plan”) which allows the trustees to defer the receipt of all or a portion of trustees fees. Under the Deferral Plan, any compensation deferred results in an equal adjustment to the Investment for/Payable for Trustee Deferred Compensation Plan on the Statement of Assets and Liabilities, as though an equivalent amount had been invested in shares of one or more Westcore Funds selected by the trustee. The amount paid to the trustees under the Deferral Plan will be determined based upon the performance of the selected funds. Deferral of trustees’ fees under the Deferral Plan will not affect the net assets of the Fund.

Shareholders individually holding more than 5% of the retail class of the Westcore Fund’s outstanding shares as of June 30, 2009, constituted 15.81% of the Westcore Blue Chip Fund, 9.90% of the Westcore Mid-Cap Value Fund, 33.18% Westcore Small-Cap Opportunity Fund; and 57.55% of the Westcore Micro-Cap Opportunity Fund.  Included in the percentages above are holdings of Denver Investments and/or Denver Investments’ retirement savings plan representing 48.70% of the Westcore Micro-Cap Opportunity Fund.

Shareholders individually holding more than 5% of the institutional class of the Westcore Fund’s outstanding shares as of June 30, 2009, constituted 100% of the Westcore Growth Fund; 81.52% of the Westcore MIDCO Growth Fund; 95.40% of the Westcore Blue Chip Fund; 86.30% of the Westcore Small-Cap Opportunity Fund; 19.92% of the Westcore Small-Cap Value Fund; 100% of the Westcore Flexible Income Fund and 34.22% of the Westcore Plus Bond Fund.  Included in the percentages above are holdings of Denver Investments and/or Denver Investments’ retirement savings plan representing 93.09% of the Westcore Growth Fund; 24.43% of the Westcore MIDCO Growth Fund; 23.14% of the Westcore Blue Chip Fund; 54.50% of the Westcore Small-Cap Opportunity Fund; and 100% of the Westcore Flexible Income Fund.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

6. NEW ACCOUNTING PRONOUNCEMENTS

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about Funds’ derivative and hedging activities. Management of the Funds has evaluated that SFAS 161 had no impact on the Funds’ financial statements for the six month period ended June 30, 2009.

7. FAS 157 MEASUREMENTS

The Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. FAS 157 defines fair value, establishes a three-tier hierarchy to measure fair value based on the extent of use of “observable inputs” as compared to “unobservable inputs” for disclosure purposes and requires additional disclosures about these valuations measurements. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the security developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the security developed based on the best information available in the circumstances

The three-tier hierarchy is summarized as follows:

1)	Level 1 - quoted prices in active markets for identical securities
2)	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
3)	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2009 in valuing the Funds’ assets:

Westcore Growth Fund
Investments in Securities at Value	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unoberservable Inputs	Total
Common Stocks	$115,166,077	$–	$–	$115,166,077
Money Market Mutual Funds	4,054,643	–	–	4,054,643
Total	$119,220,720	$–	$–	$119,220,720

Westcore MIDCO Growth Fund
Investments in Securities at Value	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unoberservable Inputs	Total
Common Stocks	$99,415,477	$–	$–	$99,415,477
Money Market Mutual Funds	1,560,987	–	–	1,560,987
Total	$100,976,464	$–	$–	$100,976,464

Westcore Select Fund
Investments in Securities at Value	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unoberservable Inputs	Total
Common Stocks	$39,573,728	$–	$–	$39,573,728
Money Market Mutual Funds	1,149,210	–	–	1,149,210
Total	$40,722,938	$–	$–	$40,722,938

Westcore Blue Chip Fund
Investments in Securities at Value	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unoberservable Inputs	Total
Common Stocks	$36,009,075	$–	$–	$36,009,075
Money Market Mutual Funds	299,845	–	–	299,845
Total	$36,308,920	$–	$–	$36,308,920

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Westcore Mid-Cap Value Fund
Investments in Securities at Value	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unoberservable Inputs	Total
Common Stocks	$43,510,750	$–	$–	$43,510,750
Money Market Mutual Funds	1,195,720	–	–	1,195,720
Total	$44,706,470	$–	$–	$44,706,470

Westcore Small-Cap Opportunity Fund
Investments in Securities at Value	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unoberservable Inputs	Total
Common Stocks	$23,830,807	$–	$–	$23,830,807
Money Market Mutual Funds	1,090,830	–	–	1,090,830
Total	$24,921,637	$–	$–	$24,921,637

Westcore Small-Cap Value Fund
Investments in Securities at Value	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unoberservable Inputs	Total
Common Stocks	$187,517,352	$–	$–	$187,517,352
Money Market Mutual Funds	7,374,668	–	–	7,374,668
Total	$194,892,020	$–	$–	$194,892,020

Westcore Micro-Cap Opportunity Fund
Investments in Securities at Value	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unoberservable Inputs	Total
Common Stocks	$1,110,521	$–	$–	$1,110,521
Money Market Mutual Funds	46,103	–	–	46,103
Total	$1,156,624	$–	$–	$1,156,624

Westcore International Frontier Fund
Investments in Securities at Value	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unoberservable Inputs	Total
Common Stocks	$24,007,359	$–	$–	$24,007,359
Money Market Mutual Funds	564,223	–	–	564,223
Total	$24,571,582	$–	$–	$24,571,582

Westcore Flexible Income Fund
Investments in Securities at Value	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unoberservable Inputs	Total
Common Stocks	$575,143	$–	$–	$575,143
Convertible Preferred Stocks	1,115,253	–	–	1,115,253
Nonconvertible Preferred Stocks	1,782,647	405,626	614,999	2,803,272
Corporate Bonds	–	49,642,792	1,545,603	51,188,395
Asset-Backed Securities, Collateralized Obligations & Commercial Mortgage- Backed Securities	–	4,817,604	418,098	5,235,702
Money Market Mutual Funds	7,742,998	–	–	7,742,998
Total	$11,216,041	$54,866,022	$2,578,700	$68,660,763

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Westcore Plus Bond Fund
Investments in Securities at Value	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unoberservable Inputs	Total
Common Stocks	$85,917	$–	$–	$85,917
Nonconvertible Preferred Stocks	1,646,924	1,315,270	1,598,999	4,561,193
Corporate Bonds	–	450,182,886	15,988,334	466,171,220
Asset-Backed Securities, Collateralized Debt Obligations, Commercial Mortgage-Backed Securities, Residential Mortgage-Backed Securities, & Agency Mortgage-Backed Securities	–	421,985,979	490,440	422,476,419
U.S. Government & Agency Obligations	–	69,033,143	–	69,033,143
U.S. Treasury Bonds & Notes	290,795,179	–	–	290,795,179
Money Market Mutual Funds	51,239,318	–	–	51,239,318
Total	$343,767,338	$942,517,278	$18,077,773	$1,304,362,389

Westcore Colorado Tax-Exempt Fund
Investments in Securities at Value	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unoberservable Inputs	Total
Municipal Bonds	$–	$74,270,859	$–	$74,270,859
Money Market Mutual Funds	3,330,781	–	–	3,330,781
Total	$3,330,781	$74,270,859	$–	$77,601,640

All securities of the Funds, except for Westcore Flexible Income and Plus Bond Funds, were valued using either Level 1 or Level 2 inputs during the six months ended June 30, 2009. Thus a reconciliation of assets in which significant unobservable inputs (Level 3) were used is not applicable for these Funds.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Westcore Flexible Income Fund
Investments in Securities	Balance as of December 31, 2008	Realized loss*	Change in unrealized appreciation/(depreciation)*	Net purchases/(sales)	Transfers in and/or out of Level 3	Balance as of June 30, 2009
Nonconvertible Preferred Stocks	$499,050	$(2,238,438)	$2,365,950	$(11,563)	$–	$614,999
Corporate Bonds	1,725,004	–	(79,615)	(99,786)	–	1,545,603
Asset-Backed Securities, Collateralized Obligations & Commercial Mortgage-Backed Securities	994,093	–	(605,696)	29,701	–	418,098
Total	$3,218,147	$(2,238,438)	$1,680,639	$(81,648)	$–	$2,578,700

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Westcore Plus Bond Fund
Investments in Securities	Balance as of December 31, 2008	Realized loss*	Change in unrealized appreciation/(depreciation)*	Net purchases/(sales)	Transfers in and/or out of Level 3	Balance as of June 30, 2009
Nonconvertible Preferred Stocks	$1,304,574	$(644,031)	$969,676	$(31,220)	$–	$1,598,999
Corporate Bonds	14,309,167	–	1,782,539	(103,372)	–	15,988,334
Asset-Backed Securities, Collateralized Debt Obligations, Commercial Mortgage-Backed Securities, Residential Mortgage-Backed Securities, & Agency Mortgage-Backed Securities	1,465,223	–	(728,213)	(246,570)	–	490,440
Total	$17,078,964	$(644,031)	$2,024,002	$(381,162)	$–	$18,077,773

*	Net realized gain/(loss) and net unrealized appreciation/(depreciation) are included in the related amounts on investments in the statement of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may differ from the value determined upon sale of those investments.

8. PURCHASES AND SALES OF INVESTMENTS

Investment transactions for the six months ended June 30, 2009, excluding temporary short-term investments, were as follows:

Fund	Cost of Investments Purchased	Proceeds from Investments Sold
Westcore Growth Fund	$45,308,997	$72,926,665
Westcore MIDCO Growth Fund	72,750,851	71,508,338
Westcore Select Fund	50,302,459	40,363,996
Westcore Blue Chip Fund	4,269,961	5,046,391
Westcore Mid-Cap Value Fund	5,652,454	5,789,318
Westcore Small-Cap Opportunity Fund	6,695,363	2,548,646
Westcore Small-Cap Value Fund	55,780,681	30,967,069
Westcore Micro-Cap Opportunity Fund	674,318	634,968
Westcore International Frontier Fund	7,317,050	6,584,309
Westcore Flexible Income Fund	3,763,947	14,361,663
Westcore Plus Bond Fund	306,299,410	196,116,725
Westcore Colorado Tax-Exempt Fund	14,985,215	3,415,792

NOTES

NOTES

NOTES

NOTES

NOTES

Westcore Trustees and Officers:

Jack D. Henderson, Chairman
Mary K. Anstine, Trustee
James B. O’Boyle, Trustee
Rick A. Pederson, Trustee
Robert L. Stamp, Trustee
Janice M. Teague, Trustee
Todger Anderson, President
Jasper R. Frontz, Treasurer & Chief Compliance Officer
Patrick D. Buchanan, Asst. Treasurer
JoEllen L. Legg, Secretary

FOR MORE INFORMATION ABOUT WESTCORE FUNDS, PLEASE CONTACT:
Westcore Funds | 1290 Broadway, Suite 1100 | Denver, Colorado 80203
Individual Investors: 800-392-CORE | Financial Advisors: 800-734-WEST | Westcore.com

A description of the policies and procedures that Westcore Funds uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 800.392.CORE; (ii) on the Westcore Funds website, www.westcore.com; and (iii) on the Securities and Exchange Commission website at www.sec.gov.

This report has been prepared for Westcore shareholders and may be distributed to others only if preceded or accompanied by a prospectus.

Westcore Funds are distributed by ALPS Distributors, Inc.

WC120

Item 2.  Code of Ethics.

Not applicable to semi-annual report.

Item 3.  Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4.  Principal Accountant Fees and Services.

Not applicable to semi-annual report.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Investments.

a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Report to Stockholders filed under Item 1 of this Form N-CSR.

b)	Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.  Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) (the “1940 Act”) (17 CFR 270.30a-3(e)) are effective based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of a date within 90 days of the filing date of this report.

(b)
There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)  Not applicable to semi-annual report.

(a)(2)  The certifications required by Rule 30a-2(a) of the 1940 Act (17 CFR 270.30a-2(a)) and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.Cert.

(a)(3)  Not applicable.

(b)  The certifications required by Rule 30a-2(b) of the 1940 Act (17 CFR 270.30a-2(b)) and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.906Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WESTCORE TRUST

By:	/s/ Todger Anderson
Todger Anderson
President/Principal Executive Officer

Date:	September 4, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Todger Anderson
Todger Anderson
President/Principal Executive Officer

Date:	September 4, 2009

By:	/s/ Jasper R. Frontz
Jasper R. Frontz
Treasurer/Principal Financial Officer

Date:	September 4, 2009